UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

250 Broadway, 24th Floor

New York, New York 10007

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

250 Broadway, 24th Floor

New York, New York 10007

(Name and address of agent for service)

Copy to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street – Suite 1700

Columbus, OH 43215-6101

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 – December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(a)

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF COMB - NYSE Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 13.18	0.25% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$105,556,577.06
Number of Portfolio Holdings	29
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	41.55%	Futures	52.49%
Gold 100 Oz Future	10.70%	Government	43.68%
LME Alimnum Futures Mar26	5.03%	Broker Cash	3.83%
Silver Future	4.62%
Natural Gas Futures Mar26	3.68%
Copper Future	3.36%
Brent Crude Future	2.91%
Soybean Future	2.87%
Corn Future	2.48%
WTI Crude Future	2.47%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares HIPS U.S. High Income ETF HIPS - NYSE Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares HIPS U.S. High Income ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares HIPS U.S. High Income ETF	$ 35.43	0.70% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$108,433,170.92
Number of Portfolio Holdings	40
Portfolio Turnover Rate	50.32%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	31.59%	Financial	33.96%
CVR Partners LP	1.82%	Government	31.59%
Neuberger High Yield Strategies Fund, Inc.	1.79%	Closed End Funds	17.29%
Western Asset High Income Fund II, Inc.	1.75%	Energy	15.34%
Prospect Capital Corp.	1.74%	Basic Materials	1.82%
Barings BDC, Inc.	1.74%
PIMCO Income Strategy Fund	1.73%
Dorchester Minerals LP	1.73%
PIMCO High Income Fund	1.73%
Western Asset Global High Income Fund, Inc.	1.73%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares HIPS U.S. High Income ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares Nasdaq Select Disruptors ETF DRUP - NYSE Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares Nasdaq Select Disruptors ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares Nasdaq Select Disruptors ETF	$ 31.46	0.60% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$57,221,545.75
Number of Portfolio Holdings	50
Portfolio Turnover Rate	22.09%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Microsoft Corp.	9.89%	Technology	50.63%
Alphabet, Inc.	7.51%	Communications	24.51%
Meta Platforms, Inc.	6.73%	Consumer, Non-cyclical	22.09%
Eli Lilly & Co.	5.45%	Industrial	2.77%
Palantir Technologies, Inc.	3.95%
Salesforce, Inc.	3.34%
Intuitive Surgical, Inc.	2.80%
Adobe, Inc.	2.57%
ServiceNow, Inc.	2.46%
Stryker Corp.	2.31%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares Nasdaq Select Disruptors ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 1.25x Long TSLA Daily ETF TSL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 1.25x Long TSLA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 1.25x Long TSLA Daily ETF	$ 75.08	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$33,735,826.36
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Tesla, Inc. Equity Swap	59.77%	Total Return Swap	59.76%
United States Treasury Bill	30.10%	Government	30.10%
		Broker Cash	10.14%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 1.25x Long TSLA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long COIN Daily ETF CONL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long COIN Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long COIN Daily ETF	$ 34.46	1.02% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$487,694,013.86
Number of Portfolio Holdings	8
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
COIN Equity Swap	31.76%	Total Return Swap	56.61%
United States Treasury Bill	22.55%	Government	24.07%
COIN Equity Swap 3	8.91%	Broker Cash	19.32%
COIN Equity Swap 2	7.11%
Receivable Long 2x Coin BMO	4.11%
Receivable Long 2x Coin GSCO	3.00%
COIN Equity Swap 1	1.73%
United States Treasury Bill	1.53%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long COIN Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long AAPL Daily ETF AAPB - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long AAPL Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AAPL Daily ETF	$ 75.62	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$28,434,199.72
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
AAPL Equity Swap	51.62%	Total Return Swap	51.62%
United States Treasury Bill	45.74%	Government	45.74%
		Broker Cash	2.64%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long AAPL Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long BABA Daily ETF BABX - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long BABA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long BABA Daily ETF	$ 66.19	1.08% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$164,739,174.69
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long BABA Total Return Swap Wells Fargo	26.63%	Total Return Swap	66.37%
Receivable Long BABA Total Return Swap Clear Street	21.78%	Government	21.46%
United States Treasury Bill	21.46%	Broker Cash	12.17%
BABA Equity Swap	17.96%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long BABA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long META Daily ETF FBL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long META Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long META Daily ETF	$ 45.86	1.03% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$391,235,291.11
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
META Equity Swap 1	25.56%	Total Return Swap	72.02%
Receivable Long 2x Meta Total Return Swap GSCO	21.08%	Government	8.07%
META Equity Swap	19.02%	Broker Cash	19.91%
United States Treasury Bill	8.07%
Receivable Meta Total Return Swap	6.36%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long META Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long NVDA Daily ETF NVDL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long NVDA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long NVDA Daily ETF	$ 59.94	1.02% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$4,865,995,921.06
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	52.45%	Government	53.23%
NVDA Equity Swap	22.95%	Total Return Swap	44.90%
NVDA Equity Swap 2	6.19%
NVDA Equity Swap 18	3.67%
NVDA Equity Swap 1	3.19%
NVDA Equity Swap 3	2.49%
NVDA Equity Swap 5	1.69%
NVDA Equity Swap 19	1.60%
NVDA Equity Swap 7	1.24%
NVDA Equity Swap 4	1.23%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long NVDA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Short NVDA Daily ETF NVD - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Short NVDA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short NVDA Daily ETF	$ 51.55	1.28% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$87,617,683.19
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Short 2x Nvda GSCO	22.80%	Total Return Swap	55.90%
NVDA Equity Swap	19.93%	Government	1.46%
GraniteShares Short NVDA swap	13.16%	Broker Cash	42.64%
United States Treasury Bill	1.46%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Short NVDA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long TSLA Daily ETF TSLR - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long TSLA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long TSLA Daily ETF	$ 69.18	0.95% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$356,003,969.55
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long TSLA 2x Total Return Swap Wells Fargo	30.18%	Total Return Swap	71.71%
United States Treasury Bill	23.33%	Government	23.33%
TSLA Equity Swap	22.63%	Broker Cash	4.96%
ReceivableLong TSLA Total Return Swap Clear Street	10.27%
GraniteShares long TSLA swap BOFA	8.64%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long TSLA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Short TSLA Daily ETF TSDD - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Short TSLA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short TSLA Daily ETF	$ 31.85	0.95% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$71,587,641.34
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares Short TSLA swap BOFA	24.62%	Broker Cash	55.28%
Receivable Short 2x TSLA Cf1	11.63%	Total Return Swap	44.72%
GraniteShares Short TSLA swap Clear Street	7.39%
TSLA Equity Swap	1.07%
Receivable Short 2x TSLA GSCO	0.01%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Short TSLA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long AMD Daily ETF AMDL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long AMD Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AMD Daily ETF	$ 77.03	1.03% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$593,975,638.30
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	45.90%	Total Return Swap	51.81%
Receivable Long 2x Amd Total Return Swap Nomura	10.98%	Government	45.90%
GraniteShares long AMD swap Cantor Fitzgerald	10.56%	Broker Cash	2.29%
Receivable Long 2x Amd Total Return Swap Wells Fargo	10.30%
Receivable Long 2x Amd Total Return Swap Clear Street	10.27%
AMD Equity Swap	9.70%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long AMD Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long AMZN Daily ETF AMZZ - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long AMZN Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AMZN Daily ETF	$ 58.00	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$56,488,832.45
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
AMZN Equity Swap	71.62%	Total Return Swap	71.62%
United States Treasury Bill	13.49%	Government	13.49%
		Broker Cash	14.89%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long AMZN Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long MSFT Daily ETF MSFL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long MSFT Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MSFT Daily ETF	$ 55.58	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$46,426,782.91
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
MSFT Equity Swap	84.25%	Total Return Swap	84.25%
		Broker Cash	15.75%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long MSFT Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Short COIN Daily ETF CONI - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Short COIN Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short COIN Daily ETF	$ 61.19	1.05% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$22,209,168.97
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares Short COIN swap Marex	46.94%	Total Return Swap	91.02%
Receivable Short 2x Coin Nomura	44.07%	Broker Cash	8.98%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Short COIN Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long PLTR Daily ETF PTIR - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long PLTR Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long PLTR Daily ETF	$ 65.47	1.01% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$613,172,098.01
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	46.29%	Total Return Swap	47.53%
GraniteShares long PLTR swap Clear Street	15.34%	Government	46.29%
Receivable Long 2x PLTR Total Return Swap BMO	12.06%	Broker Cash	6.18%
GraniteShares long PLTR swap Cowen	10.06%
GraniteShares long PLTR swap Nomura	8.62%
Receivable Long 2x PLTR Wells Fargo	1.46%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long PLTR Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long UBER Daily ETF UBRL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long UBER Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long UBER Daily ETF	$ 49.79	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$29,409,855.12
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long UBER swap Cowen	63.77%	Total Return Swap	63.77%
United States Treasury Bill	21.90%	Government	21.90%
		Broker Cash	14.33%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long UBER Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long MU Daily ETF MULL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long MU Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MU Daily ETF	$ 202.30	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$87,953,134.63
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	55.91%	Government	55.91%
Receivable Long 2x MU Total Return Swap Nomura	40.69%	Total Return Swap	40.70%
		Broker Cash	3.39%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long MU Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long TSM Daily ETF TSMU - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long TSM Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long TSM Daily ETF	$ 98.52	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$27,302,523.51
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	52.55%	Government	52.55%
Receivable Long 2x TSM Total Return Swap Nomura	40.41%	Total Return Swap	40.40%
		Broker Cash	7.05%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long TSM Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long CRWD Daily ETF CRWL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long CRWD Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long CRWD Daily ETF	$ 67.06	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$24,750,962.38
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x CRWD Total Return Swap Nomura	51.20%	Total Return Swap	51.19%
United States Treasury Bill	35.19%	Government	35.19%
		Broker Cash	13.62%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long CRWD Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long SMCI Daily ETF SMCL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long SMCI Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long SMCI Daily ETF	$ 40.06	1.26% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$44,201,670.59
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x SMCI Total Return Swap Marex1	29.77%	Total Return Swap	61.33%
Receivable Long SMCI Total Return Swap Nomura	23.19%	Broker Cash	38.67%
Receivable Long 2x SMCI Total Return Swap Clear Street	5.31%
Receivable Long 2x SMCI Total Return Swap Cf	3.05%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long SMCI Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST TSLA ETF TSYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST TSLA ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST TSLA ETF	$ 57.60	1.07% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$332,825,528.02
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	75.85%	Government	96.85%
United States Treasury Bill	21.00%	Purchased Options	2.25%
Put TSLR January 29.46 01/05/2026	1.05%	Broker Cash	0.90%
Put TSLR January 31.54 01/02/2026	0.68%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST TSLA ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long QCOM Daily ETF QCML - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long QCOM Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long QCOM Daily ETF	$ 77.93	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$16,229,882.29
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x QCOM Cowen	76.00%	Total Return Swap	76.00%
		Broker Cash	24.00%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long QCOM Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long DELL Daily ETF DLLL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long DELL Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long DELL Daily ETF	$ 73.42	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$14,216,042.73
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x DELL Cowen	59.45%	Total Return Swap	59.45%
United States Treasury Bill	28.04%	Government	28.04%
		Broker Cash	12.51%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long DELL Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long INTC Daily ETF INTW - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long INTC Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long INTC Daily ETF	$ 107.57	1.38% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$106,322,346.07
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	46.77%	Government	46.77%
Receivable Long 2x INTC Cowen	27.46%	Total Return Swap	46.01%
Receivable Long INTC 2x Total Return Swap Cf1	18.56%	Broker Cash	7.22%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long INTC Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST QQQ ETF TQQY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST QQQ ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST QQQ ETF	$ 59.68	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$12,177,354.47
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	71.37%	Government	98.03%
United States Treasury Bill	26.66%	Purchased Options	0.83%
Put TQQQ January 49.78 01/02/2026	0.83%	Broker Cash	1.14%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST QQQ ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST SPY ETF YSPY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST SPY ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST SPY ETF	$ 61.98	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$22,635,418.49
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	56.47%	Government	98.10%
United States Treasury Bill	41.63%	Purchased Options	0.10%
Put SPXL January 206.21 01/02/2026	0.10%	Broker Cash	1.80%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST SPY ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long MARA Daily ETF MRAL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long MARA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MARA Daily ETF	$ 43.71	1.41% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$44,585,610.59
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x MARA Marex	45.08%	Total Return Swap	54.54%
GraniteShares long MARA swap Marex	7.76%	Broker Cash	45.46%
Receivable Long 2x MARA Total Return Swap Cf	1.69%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long MARA Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long MRVL Daily ETF MVLL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long MRVL Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MRVL Daily ETF	$ 72.89	1.48% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$40,637,410.50
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x MRVL Marex	56.09%	Total Return Swap	61.09%
United States Treasury Bill	28.99%	Government	28.99%
Receivable Long MRVL Total Return Swap Cantor	5.00%	Broker Cash	9.92%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long MRVL Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long IONQ Daily ETF IONL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long IONQ Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long IONQ Daily ETF	$ 66.80	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$52,000,121.64
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long IONQ swap Marex	65.65%	Total Return Swap	65.65%
		Broker Cash	34.35%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long IONQ Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long VRT Daily ETF VRTL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long VRT Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long VRT Daily ETF	$ 91.05	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$31,766,738.55
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long VRT swap Marex	50.24%	Total Return Swap	50.24%
United States Treasury Bill	36.64%	Government	36.64%
		Broker Cash	13.12%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long VRT Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long RDDT Daily ETF RDTL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long RDDT Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long RDDT Daily ETF	$ 97.99	1.44% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$68,881,879.72
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	51.89%	Government	51.89%
GraniteShares long RDDT swap Marex	35.48%	Total Return Swap	35.48%
		Broker Cash	12.63%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long RDDT Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long LCID Daily ETF LCDL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long LCID Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long LCID Daily ETF	$ 34.34	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$5,294,669.97
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long Lcid Total Return Swap Marex	63.26%	Total Return Swap	63.26%
		Broker Cash	36.74%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long LCID Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long RIVN Daily ETF RVNL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long RIVN Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long RIVN Daily ETF	$ 76.59	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$9,490,026.56
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	51.10%	Government	51.10%
Receivable Long Rivn Total Return Swap Marex	40.90%	Total Return Swap	40.91%
		Broker Cash	7.99%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long RIVN Daily ETF Semi-Annual Shareholder Report – December 31, 2025

Graniteshares YieldBOOST NVDA ETF NVYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about Graniteshares YieldBOOST NVDA ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Graniteshares YieldBOOST NVDA ETF	$ 61.54	1.12% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$83,626,204.21
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	90.55%	Government	98.12%
United States Treasury Bill	7.58%	Purchased Options	1.01%
Put NVDL January 80.78 01/05/2026	0.50%	Broker Cash	0.87%
Put NVDL January 79.21 01/07/2026	0.41%
Put NVDL January 82.83 01/02/2026	0.09%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
Graniteshares YieldBOOST NVDA ETF Semi-Annual Shareholder Report – December 31, 2025

Graniteshares YieldBOOST Bitcoin ETF XBTY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about Graniteshares YieldBOOST Bitcoin ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Graniteshares YieldBOOST Bitcoin ETF	$ 50.84	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$27,766,253.56
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	52.08%	Government	94.88%
United States Treasury Bill	42.80%	Purchased Options	2.28%
Put BITX January 24.97 01/07/2026	1.69%	Broker Cash	2.84%
Put BITX January 24.78 01/05/2026	0.58%
Put BITX January 25.04 01/02/2026	0.02%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
Graniteshares YieldBOOST Bitcoin ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long MSTR Daily ETF MSTP - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long MSTR Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MSTR Daily ETF	$ 42.36	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$3,292,689.91
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares Short MSTR swap Marex	58.39%	Total Return Swap	58.39%
United States Treasury Bill	9.32%	Government	9.32%
		Broker Cash	32.29%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long MSTR Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Short MSTR Daily ETF MSDD - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Short MSTR Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short MSTR Daily ETF	$ 170.04	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$2,682,145.78
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	49.04%	Government	49.04%
GraniteShares Short MSTR swap Marex	45.69%	Total Return Swap	45.69%
		Broker Cash	5.27%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Short MSTR Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long NOW Daily ETF NOWL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long NOW Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long NOW Daily ETF	$ 54.87	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$6,529,386.81
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long NOW swap Cantor Fitzgerald	60.96%	Total Return Swap	60.96%
		Broker Cash	39.04%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long NOW Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long PDD Daily ETF PDDL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long PDD Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long PDD Daily ETF	$ 72.07	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$6,244,198.24
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long PDD swap Cantor Fitzgerald	69.38%	Total Return Swap	69.38%
		Broker Cash	30.62%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long PDD Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long AVGO Daily ETF AVGU - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long AVGO Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AVGO Daily ETF	$ 81.00	1.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$25,038,516.08
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long AVGO swap Cantor Fitzgerald	70.25%	Total Return Swap	70.25%
		Broker Cash	29.75%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long AVGO Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost COIN ETF COYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost COIN ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost COIN ETF	$ 36.77	1.07% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$72,037,000.97
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.37%	Government	93.37%
Put CONL January 13.81 01/05/2026	3.47%	Purchased Options	6.63%
Put CONL January 12.89 01/07/2026	1.63%
Put CONL January 14.20 01/02/2026	1.53%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost COIN ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long ETOR Daily ETF ETRL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long ETOR Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long ETOR Daily ETF	$ 36.41	1.49% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,894,942.11
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long 2X ETOR Total return swap Marex	71.27%	Total Return Swap	71.27%
		Broker Cash	28.73%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long ETOR Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long BULL Daily ETF BULX - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long BULL Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long BULL Daily ETF	$ 31.76	1.49% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,616,540.20
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x Bull Total Return Swap Marex	62.01%	Total Return Swap	62.01%
		Broker Cash	37.99%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long BULL Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost AMD ETF AMYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost AMD ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost AMD ETF	$ 36.89	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$11,495,744.57
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	99.57%	Government	99.56%
Put AMDL January 14.10 01/02/2026	0.35%	Purchased Options	0.44%
Put AMDL January 14.00 01/07/2026	0.08%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost AMD ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost AMZN ETF AZYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost AMZN ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost AMZN ETF	$ 32.64	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$2,900,973.75
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	99.80%	Government	99.80%
Put AMZZ January 28.32 01/07/2026	0.18%	Purchased Options	0.20%
Put AMZZ January 28.79 01/02/2026	0.02%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost AMZN ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost MSTR ETF MTYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost MSTR ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost MSTR ETF	$ 22.74	1.14% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,382,455.00
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.44%	Government	93.44%
Put MSTU January 8.04 01/02/2026	4.83%	Purchased Options	6.56%
Put MSTU January 7.70 01/05/2026	1.73%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost MSTR ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost PLTR ETF PLYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost PLTR ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost PLTR ETF	$ 30.60	1.14% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$7,594,918.23
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.06%	Government	93.06%
Put PTIR January 27.04 01/02/2026	6.10%	Purchased Options	6.94%
Put PTIR January 24.06 01/07/2026	0.84%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost PLTR ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost SMCI ETF SMYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost SMCI ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost SMCI ETF	$ 25.03	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$9,938,053.13
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	96.37%	Government	96.37%
Put SMCX January 11.49 01/02/2026	3.08%	Purchased Options	3.63%
Put SMCX January 11.08 01/05/2026	0.55%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost SMCI ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost HOOD ETF HOYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost HOOD ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost HOOD ETF	$ 25.52	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$22,390,292.48
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	97.76%	Government	97.76%
Put ROBN January 52.34 01/02/2026	1.56%	Purchased Options	2.24%
Put ROBN January 47.64 01/07/2026	0.46%
Put ROBN January 51.66 01/05/2026	0.22%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost HOOD ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long ISRG Daily ETF ISUL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long ISRG Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long ISRG Daily ETF	$ 44.93	1.49% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$3,083,118.69
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares 2X long ISRG swap Clear Street	54.69%	Total Return Swap	54.68%
United States Treasury Bill	36.24%	Government	36.24%
		Broker Cash	9.08%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long ISRG Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long NBIS Daily ETF NBIL - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long NBIS Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long NBIS Daily ETF	$ 24.36	1.48% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$46,496,048.72
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares 2X long NBIS swap Clear Street	56.77%	Total Return Swap	56.77%
		Broker Cash	43.23%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long NBIS Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost META ETF FBYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost META ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost META ETF	$ 21.34	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$605,961.29
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	99.84%	Government	99.84%
Put FBL January 29.18 01/05/2026	0.14%	Purchased Options	0.16%
Put FBL January 29.56 01/02/2026	0.02%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost META ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost BABA ETF BBYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost BABA ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost BABA ETF	$ 21.58	1.14% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,335,277.02
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	96.67%	Government	96.66%
Put BABX January 35.07 01/02/2026	2.85%	Purchased Options	3.34%
Put BABX January 32.44 01/07/2026	0.48%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost BABA ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost MARA ETF MAAY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost MARA ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost MARA ETF	$ 15.51	1.14% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$3,545,663.44
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	92.64%	Government	92.64%
Put MRAL January 4.04 01/07/2026	2.93%	Purchased Options	7.36%
Put MRAL January 4.49 01/05/2026	2.81%
Put MRAL January 4.61 01/02/2026	0.95%
Put MRAL January 4.33 01/07/2026	0.67%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost MARA ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBoost IONQ ETF IOYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBoost IONQ ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost IONQ ETF	$ 17.09	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$6,704,262.73
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	95.10%	Government	95.11%
Put IONL January 29.53 01/05/2026	2.96%	Purchased Options	4.89%
Put IONL January 30.43 01/02/2026	1.22%
Put IONL January 29.00 01/07/2026	0.72%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBoost IONQ ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST Semiconductor ETF SEMY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST Semiconductor ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST Semiconductor ETF	$ 13.73	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$17,035,245.18
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	98.79%	Government	98.79%
Put SOXL January 36.99 01/07/2026	0.68%	Purchased Options	1.21%
Put SOXL January 38.56 01/05/2026	0.39%
Put SOXL January 38.43 01/07/2026	0.11%
Put SOXL January 38.90 01/02/2026	0.03%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST Semiconductor ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST Gold Miners ETF NUGY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST Gold Miners ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST Gold Miners ETF	$ 13.87	1.14% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$7,498,663.50
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	94.91%	Government	94.91%
Put NUGT January 188.01 01/02/2026	2.38%	Purchased Options	5.09%
Put NUGT January 165.47 01/07/2026	1.82%
Put NUGT January 166.50 01/05/2026	0.89%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST Gold Miners ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST RGTI ETF RGYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST RGTI ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST RGTI ETF	$ 11.05	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,342,839.57
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	89.05%	Government	89.05%
Put RGTX January 10.69 01/07/2026	5.71%	Purchased Options	10.95%
Put RGTX January 10.93 01/05/2026	5.24%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST RGTI ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST QBTS ETF QBY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST QBTS ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST QBTS ETF	$ 11.04	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,163,566.93
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	87.71%	Government	87.71%
Put QBTX January 29.24 01/05/2026	12.29%	Purchased Options	12.29%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST QBTS ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST RIOT ETF RTYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST RIOT ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST RIOT ETF	$ 8.74	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,910,441.41
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	68.30%	Government	68.31%
Put RIOX January 10.88 01/05/2026	23.65%	Purchased Options	31.69%
Put RIOX January 6.20 01/07/2026	8.05%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST RIOT ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST HIMS ETF HMYY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST HIMS ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST HIMS ETF	$ 8.70	1.15% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$765,380.17
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.61%	Government	93.61%
Put HIMZ January 5.76 01/05/2026	4.63%	Purchased Options	6.39%
Put HIMZ January 5.10 01/07/2026	1.76%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST HIMS ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long GOOGL Daily ETF GOU - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long GOOGL Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long GOOGL Daily ETF	$ 9.04	1.12% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$1,470,449.16
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x GOOGL Total return swap	76.66%	Total Return Swap	76.66%
		Broker Cash	23.34%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long GOOGL Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST Single Stock Universe ETF YBST - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST Single Stock Universe ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST Single Stock Universe ETF	$ 2.13	0.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$3,287,568.39
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0.00%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares YieldBoost AMZN ETF	6.65%	Exchange Traded Funds	100.00%
GraniteShares YieldBoost AMD ETF	6.63%
GraniteShares YieldBoost META ETF	6.49%
GraniteShares YieldBoost NVDA ETF	6.33%
GraniteShares YieldBoost QBTS ETF	6.06%
GraniteShares YieldBoost BABA ETF	6.00%
GraniteShares YieldBoost HOOD ETF	5.86%
GraniteShares YieldBoost RGTI ETF	5.85%
GraniteShares YieldBoost PLTR ETF	5.82%
GraniteShares YieldBoost TSLA ETF	5.79%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST Single Stock Universe ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares YieldBOOST TopYielders ETF YBTY - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares YieldBOOST TopYielders ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST TopYielders ETF	$ 2.10	0.50% (a)
(a)	Annualized

Key Fund statistics
Net Assets	$2,973,020.89
Number of Portfolio Holdings	5
Portfolio Turnover Rate	31.82%

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares YieldBoost HOOD ETF	20.61%	Exchange Traded Funds	100.00%
GraniteShares YieldBoost TSLA ETF	20.36%
GraniteShares YieldBoost IONQ ETF	20.24%
GraniteShares YieldBoost SMCI ETF	19.64%
GraniteShares YieldBoost COIN ETF	19.15%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares YieldBOOST TopYielders ETF Semi-Annual Shareholder Report – December 31, 2025

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	Not Applicable.

Item 3. Audit Committee Financial Expert.

(a)	Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GraniteShares ETF Trust

Semi-Annual Report Financial Statements & Other Information

December 31, 2025

HIPS: GraniteShares HIPS U.S. High Income ETF

DRUP: GraniteShares Nasdaq Select Disruptors ETF

GraniteShares Bloomberg Commodity	Consolidated
Broad Strategy No K-1 ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 79.08%(a)
United States Treasury Bill, 3.893%, 01/15/2026	$33,000,000	$32,957,823
United States Treasury Bill, 3.837%, 02/12/2026	10,000,000	9,959,165
United States Treasury Bill, 3.564%, 03/19/2026 (b)	40,000,000	39,703,304
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $82,599,350)		82,620,292

TOTAL INVESTMENTS - 79.08%
(Cost $82,599,350)		$82,620,292

Other Assets In Excess Of Liabilities - 20.92%		21,856,015	(c)

NET ASSETS (100.00%)		$104,476,307

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.
(c)	Includes cash which is being held as collateral for futures contracts.

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2025	1

GraniteShares Bloomberg Commodity	Consolidated
Broad Strategy No K-1 ETF	Schedule of Investments
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	95	01/30/26	Long	$5,780,750	–	$(205,290)
Coffee ‘C’(a)	23	03/19/26	Long	3,007,969	–	(300,862)
Copper(a)	47	03/27/26	Long	6,676,350	572,775	–
Corn(a)	224	03/13/26	Long	4,930,800	–	(86,525)
Cotton No.2(a)	43	03/09/26	Long	1,381,805	–	(14,390)
E-Mini Silver(a)	1	02/26/26	Long	176,508	–	(18,242)
Gasoline RBOB(a)	23	02/27/26	Long	1,682,289	–	(68,225)
Gold 100 Oz(a)	49	02/25/26	Long	21,271,389	680,489	–
KC Hard Red Winter Wheat(a)	60	03/13/26	Long	1,544,250	–	(69,475)
Lean Hogs(a)	50	02/13/26	Long	1,702,000	71,630	–
Live Cattle(a)	42	02/27/26	Long	3,890,880	139,930	–
LME Lead(a)	19	01/19/26	Long	940,776	–	(13,905)
LME Lead(a)	19	03/16/26	Long	953,653	7,841	–
LME Nickel(a)	27	01/19/26	Long	2,680,382	201,611	–
LME Nickel(a)	27	03/16/26	Long	2,695,507	290,191	–
LME Primary Aluminum(a)	68	01/19/26	Long	5,063,960	343,483	–
LME Primary Aluminum(a)	66	03/16/26	Long	4,940,876	178,824	–
LME Zinc(a)	32	01/19/26	Long	2,474,848	54,610	–
LME Zinc(a)	33	03/16/26	Long	2,573,109	2,041	–
Low Sulphur Gasoil(a)	37	03/12/26	Long	2,278,275	–	(75,850)
Natural Gas(a)	234	02/25/26	Long	7,324,200	–	(1,437,790)
NY Harbor ULSD(a)	20	02/27/26	Long	1,766,856	–	(104,450)
Silver(a)	26	03/27/26	Long	9,178,390	2,239,270	–
Soybean(a)	109	03/13/26	Long	5,708,875	–	(297,175)
Soybean Meal(a)	106	03/13/26	Long	3,173,640	–	(93,230)
Soybean Oil(a)	124	03/13/26	Long	3,612,864	–	(220,200)
Sugar #11(a)	125	02/27/26	Long	2,101,400	–	(167,138)
Wheat (CBT)(a)	95	03/13/26	Long	2,408,250	–	(193,932)
WTI Crude(a)	86	02/20/26	Long	4,920,920	–	(74,040)
Total Futures Contracts					4,782,695	(3,440,719)
Net Unrealized Appreciation					1,341,976	–

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Lead(a)	(19)	01/19/26	Short	$(940,776)	–	(6,899)
LME Lead(a)	(2)	03/16/26	Short	(100,385)	–	(308)
LME Nickel(a)	(27)	01/19/26	Short	(2,680,382)	–	(301,493)
LME Nickel(a)	(3)	03/16/26	Short	(299,501)	–	(15,048)
LME Primary Aluminum(a)	(68)	01/19/26	Short	(5,063,960)	–	(194,123)
LME Primary Aluminum(a)	(6)	03/16/26	Short	(449,171)	–	(6,871)
LME Zinc(a)	(32)	01/19/26	Short	(2,474,848)	45,159	–
LME Zinc(a)	(4)	03/16/26	Short	(311,892)	–	(3,014)
Total Futures Contracts					45,159	(527,756)
Net Unrealized Depreciation					–	(482,597)

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

See Notes to Consolidated Financial Statements.
2	www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 74.76%
Capital Markets - 24.87%
Barings BDC, Inc.	298,668	$2,741,772
Capital Southwest Corp.	122,472	2,712,755
FS KKR Capital Corp.	183,127	2,712,111
Goldman Sachs BDC, Inc.	280,680	2,604,710
Golub Capital BDC, Inc.	199,627	2,708,938
Morgan Stanley Direct Lending Fund	159,184	2,623,352
New Mountain Finance Corp.	293,799	2,705,889
Nuveen Churchill Direct Lending Corp.	195,441	2,607,183
PennantPark Floating Rate Capital, Ltd.	292,844	2,714,664
Prospect Capital Corp.	1,059,980	2,745,348
Total Capital Markets		26,876,722
Chemicals - 2.66%
CVR Partners LP(a)	28,062	2,876,355
Mortgage Real Estate Investment Trust (REIT) - 24.80%
AGNC Investment Corp.	249,810	2,677,963
Annaly Capital Management, Inc.	117,366	2,624,304
Arbor Realty Trust, Inc.	347,870	2,699,471
ARMOUR Residential REIT, Inc.	154,102	2,726,064
Dynex Capital, Inc.	194,177	2,720,420
Ellington Financial, Inc.	196,578	2,669,529
Orchid Island Capital, Inc.	371,284	2,673,245
PennyMac Mortgage Investment Trust	215,032	2,698,652
Starwood Property Trust, Inc.	145,320	2,617,213
Two Harbors Investment Corp.	255,961	2,687,591
Total Mortgage Real Estate Investment Trust (REIT)		26,794,452
Oil, Gas & Consumable Fuels - 22.43%
Alliance Resource Partners LP(a)	115,907	2,692,520
Black Stone Minerals LP(a)	199,774	2,654,996
Delek Logistics Partners LP(a)	59,694	2,663,546
Dorchester Minerals LP(a)	122,472	2,738,474
Enterprise Products Partners LP(a)	84,178	2,698,747
Kimbell Royalty Partners LP	228,676	2,689,230
MPLX LP(a)	50,391	2,689,368
Plains All American Pipeline LP(a)	151,256	2,716,558
Western Midstream Partners LP(a)	68,222	2,694,769
Total Oil, Gas & Consumable Fuels		24,238,208

TOTAL COMMON STOCKS
(Cost $82,563,111)		80,785,737

INVESTMENT COMPANIES - 25.28%
BlackRock Debt Strategies Fund, Inc.	263,702	2,684,486
BlackRock Enhanced Large Cap Core Fund, Inc.	116,764	2,728,775
BlackRock Floating Rate Income Strategies Fund, Inc.	229,783	2,706,844
Franklin, Ltd. Duration Income Trust	438,079	2,694,186
Neuberger High Yield Strategies Fund, Inc.	380,580	2,831,515
Nuveen Floating Rate Income Fund	345,204	2,702,947
PIMCO High Income Fund	562,590	2,734,187
PIMCO Income Strategy Fund	324,852	2,738,502
Western Asset Global High Income Fund, Inc.	426,368	2,733,019

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	3

GraniteShares HIPS U.S. High Income ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES - 25.28% (continued)
Western Asset High Income Fund II, Inc.	663,931	$2,761,953

TOTAL INVESTMENT COMPANIES
(Cost $27,730,360)		27,316,414

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 46.20%(b)
United States Treasury Bill, 2.779%, 01/20/2026	$50,000,000	49,911,642
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $49,926,667)		49,911,642

TOTAL INVESTMENTS - 146.24%
(Cost $160,220,138)		$158,013,793

Liabilities In Excess Of Other Assets - (46.24%)		(49,967,419)

NET ASSETS (100.00%)		$108,046,374

(a)	Master Limited Partnership (“MLP”).
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.67%
Aerospace & Defense - 1.48%
Axon Enterprise, Inc.(a)	1,477	$838,833
Biotechnology - 5.48%
Alnylam Pharmaceuticals, Inc.(a)	1,786	710,203
Incyte Corp.(a)	5,607	553,803
Insmed, Inc.(a)	3,905	679,626
Vertex Pharmaceuticals, Inc.(a)	2,564	1,162,415
Total Biotechnology		3,106,047
Communications Equipment - 1.65%
Motorola Solutions, Inc.	2,437	934,151
Financial Services - 1.04%
Affirm Holdings, Inc.(a)	7,905	588,369
Health Care Equipment & Supplies - 10.07%
Boston Scientific Corp.(a)	13,404	1,278,071
Edwards Lifesciences Corp.(a)	9,945	847,811
Intuitive Surgical, Inc.(a)	2,795	1,582,976
ResMed, Inc.	2,927	705,027
Stryker Corp.	3,710	1,303,954
Total Health Care Equipment & Supplies		5,717,839
Health Care Technology - 1.27%
Veeva Systems, Inc., Class A(a)	3,228	720,586
Hotels, Restaurants & Leisure - 1.33%
Expedia Group, Inc.	2,659	753,321
Household Durables - 1.28%
Garmin, Ltd.	3,584	727,014
Interactive Media & Services - 16.40%
Alphabet, Inc., Class A	13,564	4,245,532
Meta Platforms, Inc., Class A	5,763	3,804,099
Pinterest, Inc., Class A(a)	20,485	530,357
Reddit, Inc.(a)	3,153	724,780
Total Interactive Media & Services		9,304,768
IT Services - 7.71%
Cloudflare, Inc., Class A(a)	4,413	870,023
MongoDB, Inc.(a)	2,039	855,748
Okta, Inc.(a)	5,768	498,759
Snowflake, Inc., Class A(a)	4,535	994,798
Twilio, Inc., Class A(a)	4,244	603,667
VeriSign, Inc.	2,300	558,785
Total IT Services		4,381,780
Media - 0.88%
Trade Desk, Inc., Class A(a)	13,121	498,073
Pharmaceuticals - 5.43%
Eli Lilly & Co.	2,866	3,080,033
Software - 44.83%
Adobe, Inc.(a)	4,152	1,453,158
Autodesk, Inc.(a)	3,180	941,312
Bentley Systems, Inc., Class B	9,339	356,423
Cadence Design Systems, Inc.(a)	3,492	1,091,529
Crowdstrike Holdings, Inc., Class A(a)	2,575	1,207,057
Datadog, Inc., Class A(a)	5,411	735,842
Docusign, Inc.(a)	6,986	477,842
Dynatrace, Inc.(a)	10,638	461,051
Fair Isaac Corp.(a)	440	743,873
Fortinet, Inc.(a)	10,476	831,899

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	5

GraniteShares Nasdaq Select Disruptors ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.67% (continued)
Software - 44.83% (continued)
Gen Digital, Inc.	18,990	$516,338
HubSpot, Inc.(a)	1,501	602,351
Microsoft Corp.	11,561	5,591,131
Nutanix, Inc.(a)	9,080	469,345
Palantir Technologies, Inc., Class A(a)	12,570	2,234,318
Palo Alto Networks, Inc.(a)	7,029	1,294,742
PTC, Inc.(a)	3,033	528,379
Salesforce, Inc.	7,138	1,890,928
ServiceNow, Inc.(a)	9,089	1,392,344
Synopsys, Inc.(a)	2,519	1,183,225
Workday, Inc., Class A(a)	3,862	829,480
Zscaler, Inc.(a)	2,675	601,661
Total Software		25,434,228
Technology Hardware, Storage & Peripherals - 0.82%
Pure Storage, Inc.(a)	6,918	463,575

TOTAL COMMON STOCKS
(Cost $43,114,348)		56,548,617

TOTAL INVESTMENTS - 99.67%
(Cost $43,114,348)		$56,548,617

Other Assets In Excess Of Liabilities - 0.33%		184,958

NET ASSETS (100.00%)		$56,733,575

(a)	Non-Income Producing Security.

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares Bloomberg Commodity	GraniteShares	GraniteShares
	Broad Strategy	HIPS U.S. High	Nasdaq Select
	No K-1 ETF(a)	Income ETF	Disruptors ETF
ASSETS:
Investments at cost	$82,599,350	$160,220,138	$43,114,348
Investments at value	82,620,292	158,013,793	56,548,617
Cash	9,296,500	–	190,631
Due from broker	11,723,712	–	–
Unrealized appreciation on open futures contracts	4,827,854	–	–
Receivable for investments sold	–	52,047,532	–
Prepaid excise tax	58	58	505
Dividends receivable	–	923,812	23,076
Total Assets	108,468,416	210,985,195	56,762,829

LIABILITIES:
Bank Overdraft	–	1,838,639	–
Unrealized depreciation on open futures contracts	3,968,475	–	–
Payable for investments purchased	–	101,034,611	–
Payable for capital shares redeemed	–	397	–
Advisory fees payable	23,634	65,174	29,254
Total Liabilities	3,992,109	102,938,821	29,254
Commitments and contingencies (Note 5)
NET ASSETS	$104,476,307	$108,046,374	$56,733,575

NET ASSETS CONSIST OF:
Paid-in capital	$103,573,651	$130,302,681	$54,784,080
Total distributable earnings/(losses)	902,656	(22,256,307)	1,949,495
NET ASSETS	$104,476,307	$108,046,374	$56,733,575

Shares outstanding	4,950,000	9,250,000	850,000
Net Asset Value per share	$21.11	$11.68	$66.75

(a)	Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	7

GraniteShares ETF Trust	Statements of Operations
For the Six Months Ended December 31, 2025 (Unaudited)

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (a)	GraniteShares HIPS U.S. High Income ETF	GraniteShares Nasdaq Select Disruptors ETF
INVESTMENT INCOME:
Interest	$1,860,187	$–	$–
Dividends(b)	–	6,234,619	109,547
Total Investment Income	1,860,187	6,234,619	109,547

EXPENSES:
Advisory fees	117,814	391,444	175,015
Overdraft fees	–	2,522	6
Total Expenses	117,814	393,966	175,021
NET INVESTMENT INCOME/(LOSS)	1,742,373	5,840,653	(65,474)

REALIZED GAIN/LOSS ON:
Investments(c)	(1,321)	(4,554,281)	5,120,258
Futures contracts	5,910,908	–	–
Total Net realized gain/(loss)	5,909,587	(4,554,281)	5,120,258
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	22,906	338,635	(1,064,234)
Futures contracts	876,126	–	–
Net change in unrealized appreciation/(depreciation)	899,032	338,635	(1,064,234)
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FUTURES CONTRACTS	6,808,619	(4,215,646)	4,056,024
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,550,992	$1,625,007	$3,990,550

(a)	Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)
(b)	Net of dividend withholding of $0, $0 and $1,074, respectively.
(c)	Includes realized gain or loss as a result of in-kind transactions of $0, $706,245 and $1,220,069, respectively (See Note 7 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares Bloomberg Commodity	Consolidated
Broad Strategy No K-1 ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended
	December 31,	For the
	2025	Year Ended
	(Unaudited)	June 30, 2025
OPERATIONS:
Net investment income	$1,742,373	$3,722,922
Net realized gain/(loss)	5,909,587	(1,825,348)
Net change in unrealized appreciation	899,032	1,563,830
Net increase in net assets resulting from operations	8,550,992	3,461,404

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(9,360,813)	(2,000,012)
Total distributions	(9,360,813)	(2,000,012)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	37,824,777	25,156,304
Cost of shares redeemed	(10,134,341)	(42,892,756)
Net increase/(decrease) from capital share transactions	27,690,436	(17,736,452)
Net increase/(decrease) in net assets	26,880,615	(16,275,060)

NET ASSETS:
Beginning of period	77,595,692	93,870,752
End of period	$104,476,307	$77,595,692

CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,700,000	4,600,000
Shares sold	1,700,000	1,200,000
Shares redeemed	(450,000)	(2,100,000)
Shares outstanding, end of period	4,950,000	3,700,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	9

GraniteShares HIPS U.S. High Income ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended
	December 31,	For the
	2025	Year Ended
	(Unaudited)	June 30, 2025
OPERATIONS:
Net investment income	$5,840,653	$8,203,131
Net realized gain/(loss)	(4,554,281)	3,211,004
Net change in unrealized appreciation/depreciation	338,635	(6,742,194)
Net increase in net assets resulting from operations	1,625,007	4,671,941

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,977,000)	(7,121,529)
Tax return of capital to shareholders	–	(2,779,221)
Total distributions	(5,977,000)	(9,900,750)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	20,409,186	76,727,844
Cost of shares redeemed	(14,760,726)	(42,175,259)
Net increase from capital share transactions	5,648,460	34,552,585
Net increase in net assets	1,296,467	29,323,776

NET ASSETS:
Beginning of period	106,749,907	77,426,131
End of period	$108,046,374	$106,749,907

CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,800,000	6,100,000
Shares sold	1,700,000	6,000,000
Shares redeemed	(1,250,000)	(3,300,000)
Shares outstanding, end of period	9,250,000	8,800,000

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
OPERATIONS:
Net investment loss	$(65,474)	$(92,190)
Net realized gain	5,120,258	6,487,084
Net change in unrealized appreciation/depreciation	(1,064,234)	2,286,153
Net increase in net assets resulting from operations	3,990,550	8,681,047

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	13,997,361
Cost of shares redeemed	(3,339,898)	(25,248,598)
Net decrease from capital share transactions	(3,339,898)	(11,251,237)
Net increase/(decrease) in net assets	650,652	(2,570,190)

NET ASSETS:
Beginning of period	56,082,923	58,653,113
End of period	$56,733,575	$56,082,923

CAPITAL SHARE TRANSACTIONS:
Beginning shares	900,000	1,100,000
Shares sold	–	250,000
Shares redeemed	(50,000)	(450,000)
Shares outstanding, end of period	850,000	900,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	11

GraniteShares Bloomberg Commodity	Consolidated
Broad Strategy No K-1 ETF	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$20.97		$20.41	$20.68	$30.19	$28.26	$19.49

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.41		0.88	1.02	0.73	(0.01)	(0.05)
Net realized and unrealized gain/(loss)(b)	1.64		0.17	(0.16)	(3.30)	6.00	8.84
Total from investment operations	2.05		1.05	0.86	(2.57)	5.99	8.79

DISTRIBUTIONS:
From net investment income	(1.91)		(0.49)	(1.13)	(6.94)	(4.06)	(0.02)
Total distributions	(1.91)		(0.49)	(1.13)	(6.94)	(4.06)	(0.02)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.14		0.56	(0.27)	(9.51)	1.93	8.77
NET ASSET VALUE, END OF PERIOD	$21.11		$20.97	$20.41	$20.68	$30.19	$28.26
TOTAL RETURN(c)	9.73%		5.31%	4.59%	(10.34)%	23.74%	45.10%
MARKET VALUE TOTAL RETURN(d)	9.62%		5.51%	4.58%	(10.77)%	23.44%	45.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$104,476		$77,596	$93,871	$135,478	$336,569	$221,823

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses including waiver/reimbursement to average net assets	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income/(loss) to average net assets	3.70	%(e)	4.26%	4.94%	2.79%	(0.03)%	(0.19)%
Portfolio turnover rate	0	%(f)	0%	0%	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(d)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$12.13		$12.69	$11.83	$12.37	$15.74	$11.80

INCOME FROM OPERATIONS:
Net investment income(a)	0.63		1.08	0.99	0.92	0.84	0.87
Net realized and unrealized gain/(loss)(b)	(0.43)		(0.35)	1.16	(0.17)	(2.92)	4.36
Total from investment operations	0.20		0.73	2.15	0.75	(2.08)	5.23

DISTRIBUTIONS:
From net investment income	(0.65)		(0.93)	(0.62)	(0.96)	(0.64)	(0.71)
From tax return of capital	–		(0.36)	(0.67)	(0.33)	(0.65)	(0.58)
Total distributions	(0.65)		(1.29)	(1.29)	(1.29)	(1.29)	(1.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.45)		(0.56)	0.86	(0.54)	(3.37)	3.94
NET ASSET VALUE, END OF PERIOD	$11.68		$12.13	$12.69	$11.83	$12.37	$15.74
TOTAL RETURN(c)	1.64%		5.79%	19.13%	6.32%	(14.16)%	46.75%
MARKET VALUE TOTAL RETURN(d)	1.81%		4.71%	20.37%	5.96%	(14.17)%	46.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$108,046		$106,750	$77,426	$55,588	$65,574	$64,517

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.70	%(e)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses including waiver/reimbursement to average net assets	0.70	%(e)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	10.44	%(e)	8.56%	7.99%	7.45%	5.74%	6.07%
Portfolio turnover rate	50	%(f)	65%	43%	108%	74%	65%

(a)	Based on daily average shares outstanding during the period.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(d)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(e)	Annualized
(f)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	13

GraniteShares Nasdaq Select Disruptors ETF	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$62.31		$53.32	$40.15	$33.01	$40.74	$29.19

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.07)		(0.09)	0.03	0.21	0.13	0.15
Net realized and unrealized gain/(loss)	4.51		9.08	13.18	7.16	(7.72)	11.55
Total from investment operations	4.44		8.99	13.21	7.37	(7.59)	11.70

DISTRIBUTIONS:
From net investment income	–		–	(0.04)	(0.23)	(0.14)	(0.15)
Total distributions	–		–	(0.04)	(0.23)	(0.14)	(0.15)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.44		8.99	13.17	7.14	(7.73)	11.55
NET ASSET VALUE, END OF PERIOD	$66.75		$62.31	$53.32	$40.15	$33.01	$40.74
TOTAL RETURN(b)	7.13%		16.86%	32.92%	22.41%	(18.69)%	40.16%
MARKET VALUE TOTAL RETURN(c)	7.30%		16.68%	33.02%	23.02%	(19.04)%	40.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$56,734		$56,083	$58,653	$72,271	$87,474	$124,262

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses including waiver/reimbursement to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income/(loss) to average net assets	(0.22	)%(d)	(0.16)%	0.06%	0.60%	0.31%	0.43%
Portfolio turnover rate	22	%(e)	51%	107%	56%	45%	39%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

1. ORGANIZATION

GraniteShares ETF Trust (the “Trust”), organized as a Delaware statutory trust on November 7, 2016, is an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Trust consists of sixty six separate investment portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (“COMB”), GraniteShares HIPS U.S. High Income ETF (“HIPS”) and GraniteShares Nasdaq Select Disruptors ETF (“DRUP”) (each, a “Fund”, and collectively, the “Funds”). COMB is a non-diversified series. HIPS and DRUP are each a diversified series. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and DRUP are to track the performance, before fees and expenses, of the EQM HIPS Total Return Index and Nasdaq US Large Cap Select Disruptors Index(1) (each, an “Index”, and collectively, the “Indexes”), respectively. COMB, HIPS and DRUP commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

Although DRUP is registered as a diversified series, it may become “non-diversified,” as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of COMB’s net assets at December 31, 2025:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$18,494,388	17.70%

(1)	Fund’s Index change from the XOUT U.S. Large Cap Index to the Nasdaq US Large Cap Select Disruptors Index

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Semi-Annual Report | December 31, 2025	15

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and Business Development Corporations (“BDCs”) may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Distributions received from the Funds’ investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2025 are listed in COMB’s Consolidated Schedule of Investments. As of December 31, 2025, the balance of margin receivable from the broker to the Fund was $11,723,712 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At December 31, 2025 the Fund had a variation margin receivable from the broker of $12,583,091. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2025.

3. SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

16	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at December 31, 2025 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by DRUP are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semi-Annual Report | December 31, 2025	17

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2025 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$82,620,291	$–	$82,620,291
Total	$–	$82,620,291	$–	$82,620,291

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$4,827,854	$–	$–	$4,827,855
Liabilities
Futures Contracts	(3,968,475)	–	–	(3,968,475)
Total	$859,380	$–	$–	$859,379

GraniteShares HIPS U.S. High Income ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$80,785,737	$–	$–	$80,785,737
Investment Companies	27,316,414	–	–	27,316,414
United States Treasury Obligations	–	49,911,642	–	49,911,642
Total	$108,102,151	$49,911,642	$–	$158,013,793

GraniteShares Nasdaq Select Disruptors ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$56,548,617	$–	$–	$56,548,617
Total	$56,548,617	$–	$–	$56,548,617

As of December 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of DRUP, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

18	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Creation Units are issued and redeemed for cash. GraniteShares HIPS US High Income ETF and GraniteShares Nasdaq Select Disruptors ETF Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the six month period ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$55,371,304	$55,359,663
GraniteShares Nasdaq Select Disruptors ETF	12,780,290	13,028,398

For the six month period ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$20,409,753	$14,729,172
GraniteShares Nasdaq Select Disruptors ETF	–	3,336,657

For the six month period ended December 31, 2025, HIPS and DRUP had in-kind net realized gains of $706,245 and $1,220,069, respectively.

For COMB there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) or in-kind transactions for the six month period ended December 31, 2025.

Semi-Annual Report | December 31, 2025	19

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds’ derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$4,827,854	Unrealized depreciation on futures contracts	$(3,968,475)
Total		$4,827,854		$(3,968,475)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is the location and the effect of derivative investments, if any, on the Funds’ Consolidated Statement of Operations, categorized by primary market risk exposure during the six month period ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	$5,910,908	$876,126
Total		$5,910,908	$876,126

For COMB for the six month period ended December 31, 2025, the net monthly average notional value of futures contracts held were $91,895,300 and the net ending notional value of the futures contracts were $104,520,856.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

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GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$4,881,519	$(4,001,198)	$880,321	$82,599,350
GraniteShares HIPS U.S. High Income ETF	5,210,632	(6,279,615)	(1,068,983)	159,082,776
GraniteShares Nasdaq Select Disruptors ETF	15,204,358	(1,848,132)	13,356,226	43,192,391

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and other tax timing differences resulting from the investments in pass through entities.

The tax character of distributions paid by the Funds during the year ended June 30, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$2,000,012	$–	$–
GraniteShares HIPS U.S. High Income ETF	7,121,529	–	2,779,221
GraniteShares Nasdaq Select Disruptors ETF	–	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is “non-diversified,” meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company (“BDC”) Risk (HIPS): BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB’s Fixed Income Securities earn interest income for COMB and can be used as collateral (also referred to as “margin”) for the COMB’s investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Semi-Annual Report | December 31, 2025	21

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Industry Concentration Risk (DRUP): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds’ ability to achieve its investment objective.

Investment Style Risk (DRUP): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (DRUP): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund’s investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Fund.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

22	www.graniteshares.com

GraniteShares ETF Trust	Additional Information
December 31, 2025 (Unaudited)

Federal Tax Information

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

Fund	Qualified Dividend Income	Dividend Received Deduction	199A
GraniteShares Bloomberg Commodity Board Strategy No K-1 ETF	0.00%	0.00%	0.00%
GraniteShares HIPS US High Income ETF	4.14%	0.22%	21.29%
GraniteShares Nasdaq Select Disruptors ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Semi-Annual Report | December 31, 2025	23

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
December 31, 2025 (Unaudited)

Not applicable for this reporting period.

24	www.graniteshares.com

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
December 31, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2025	25

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
December 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$17,500	$–	$17,500
Seddik Meziani, Trustee	$17,500	$–	$17,500
Total	$35,000	$–	$35,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

26	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At meetings held on August 8, 2025 (“Meeting 1”), September 3, 2025 (“Meeting 2”), and November 7, 2025 (“Meeting 3”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations, with respect to: in Meeting 1, each of the Short & Leveraged Funds (the “S&L Funds”) and the YieldBOOST Funds (the “YB Funds”); in Meeting 2, each of the YB Funds; and in Meeting 3, each of the Autocallable Funds (the “AC Funds”), each of the YB Funds, and each of the S&L Funds. Each Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of each Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At each Meeting, the Board evaluated the information prepared for the 15(c) review process. Each Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at each Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

[1]	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

Semi-Annual Report | December 31, 2025	27

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

Below are the specific considerations of the Board with respect to the nature, extent and quality of services provided by the Adviser from each Meeting.

Meeting 1:

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks, most recently to single-stock indices provided by Solactive. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

The YB Funds

With respect to each of the YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

Meeting 2:

With respect to each of the YB Funds, the Board considered that the previous investment advisory agreements and expense limitation agreements were being revised to add the additional funds and revise certain fund names. The Trustees noted the new funds were similar in nature to each of the previously approved YB Funds in terms of strategy and proposed investment advisory fees. The Board discussed their considerations and determinations from their May 9, 2025 and August 8, 2025 board meetings with respect to the previously approved YB Funds.

Meeting 3:

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser would be the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and that the Adviser will need to trade portfolios of autocallable instruments to achieve a target tenor date, non-callability period, and average yield. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

28	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

The YB Funds

With respect to each of the YB Funds, the Board considered that the Funds will be actively managed, similar to the other existing YieldBoost funds, and their investment strategies will generate yield by investing in other existing YieldBoost funds. The Board considered that the YieldBoost Single Stock Universe ETF will invest in all of the single-stock YieldBoost ETFs and the YieldBoost Single TopYielders ETF will invest in the single-stock YieldBoost ETFs that generate the highest yield at the time of rebalancing. The Board considered that the Adviser has managed the YieldBoost funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

Below are the specific considerations of and conclusions of the Board with respect to the nature, extent and quality of services provided by the Adviser from each Meeting for all Funds subject to the Agreements.

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Below are additional specific considerations and conclusions of the Board from each Meeting for all Funds subject to the Agreements.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. In Meeting 2, the Board considered that the Adviser was recommending the same annual advisory fees for the new YB Funds. In Meeting 3, the Board also considered that the Adviser will have an expense limitation agreement in place for each Fund until December 31, 2026.

Based on the information presented and the discussions at each Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At each Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Semi-Annual Report | December 31, 2025	29

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

GraniteShares ETF Trust

Semi-Annual Report Financial Statements & Other Information

December 31, 2025

BABX: GraniteShares 2x Long BABA Daily ETF[(1)]
FBL: GraniteShares 2x Long META Daily ETF[(2)]
NVDL: GraniteShares 2x Long NVDA Daily ETF[(3)]
AAPB: GraniteShares 2x Long AAPL Daily ETF[(4)]
CONL: GraniteShares 2x Long COIN Daily ETF[(5)]
TSL: GraniteShares 1.25x Long TSLA Daily ETF
NVD: GraniteShares 2x Short NVDA Daily ETF[(6)]
TSLR: GraniteShares 2x Long TSLA Daily ETF[(7)]
TSDD: GraniteShares 2x Short TSLA Daily ETF[(8)]
AMDL: GraniteShares 2x Long AMD Daily ETF
AMZZ: GraniteShares 2x Long AMZN Daily ETF
MSFL: GraniteShares 2x Long MSFT Daily ETF
CONI: GraniteShares 2x Short COIN Daily ETF[(9)]
PTIR: GraniteShares 2x Long PLTR Daily ETF
UBRL: GraniteShares 2x Long UBER Daily ETF
MULL: GraniteShares 2x Long MU Daily ETF
TSMU: GraniteShares 2x Long TSM Daily ETF
CRWL: GraniteShares 2x Long CRWD Daily ETF
SMCL: GraniteShares 2x Long SMCI Daily ETF
QCML: GraniteShares 2x Long QCOM Daily ETF
DLLL: GraniteShares 2x Long DELL Daily ETF
INTW: GraniteShares 2x Long INTC Daily ETF
MRAL: GraniteShares 2x Long MARA Daily ETF
MVLL: GraniteShares 2x Long MRVL Daily ETF
IONL: GraniteShares 2x Long IONQ Daily ETF
VRTL: GraniteShares 2x Long VRT Daily ETF
RDTL: GraniteShares 2x Long RDDT Daily ETF
LCDL: GraniteShares 2x Long LCID Daily ETF
RVNL: GraniteShares 2x Long RIVN Daily ETF
MSTP: GraniteShares 2x Long MSTR Daily ETF
MSDD: GraniteShares 2x Short MSTR Daily ETF
NOW: GraniteShares 2x Long NOW Daily ETF
PDD: GraniteShares 2x Long PDD Daily ETF
AVGO: GraniteShares 2x Long AVGO Daily ETF
ETOR: GraniteShares 2x Long ETOR Daily ETF
BULL: GraniteShares 2x Long BULL Daily ETF
ISRG: GraniteShares 2X Long ISRG Daily ETF
NBIS: GraniteShares 2X Long NBIS Daily ETF
GOOGL: GraniteShares 2x Long GOOGL Daily ETF

(1) the Fund was previously named the "GraniteShares 1.75x Long BABA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(2) the Fund was previously named the "GraniteShares 1.5x Long META Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(3) the Fund was previously named the "GraniteShares 1.5x Long NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(4) the Fund was previously named the "GraniteShares 1.75x Long AAPL Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(5) the Fund was previously named the "GraniteShares 1.5x Long COIN Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(6) the Fund was previously named the "GraniteShares 1.5x Short NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(7) the Fund was previously named the "GraniteShares 1.75x Long TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(8) the Fund was previously named the "GraniteShares 1.5x Short TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(9) the Fund was previously named the "GraniteShares 1x Short COIN Daily ETF". The Fund's name was changed on May 4, 2025 following the change in the Fund Investment Objective.

GraniteShares 2x Long BABA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 64.63%(a)
United States Treasury Bill, 2.78%, 01/20/2026	$105,000,000	$104,814,447
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $104,845,999)		104,814,447

TOTAL INVESTMENTS - 64.63% (Cost $104,845,999)		$104,814,447

Other Assets In Excess Of Liabilities - 35.37%		57,368,059	(b)

NET ASSETS (100.00%)		$162,182,506

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Alibaba Group Holding, Ltd.	$68,757,898	OBFR01	125 bps	Monthly	Receive	01/19/2028	$106,380,875	$37,622,977
TD Cowen	Alibaba Group Holding, Ltd.	52,828,703	OBFR01	185 bps	Monthly	Receive	07/01/2026	87,729,009	34,900,306
Wells Fargo	Alibaba Group Holding, Ltd.	109,475,593	FEDL01	200 bps	At Termination	Receive	03/13/2026	130,075,092	20,599,499
TOTAL		$231,062,194						$324,184,976	$93,122,782

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	1

GraniteShares 2x Long META Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 22.39%(a)
United States Treasury Bill, 4.15% , 01/02/2026	$85,000,000	$85,000,000
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $84,991,758)		85,000,000

TOTAL INVESTMENTS - 22.39% (Cost $84,991,758)		$85,000,000

Other Assets In Excess Of Liabilities - 77.61%		294,650,923	(b)

NET ASSETS (100.00%)		$379,650,923

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	$231,350,611	OBFR01	100 bps	Monthly	Receive	10/19/2027	$269,368,207	$38,017,596
Goldman Sachs	Meta Platforms, Inc.	212,666,109	SOFRRATE	200 bps	Monthly	Receive	06/15/2026	222,120,285	9,454,176
Morgan Stanley	Meta Platforms, Inc.	65,120,501	OBFR01	350 bps	Monthly	Receive	12/21/2026	66,999,135	1,878,634
TD Cowen	Meta Platforms, Inc.	187,511,657	OBFR01	185 bps	Monthly	Receive	07/01/2026	200,416,526	12,904,869
TOTAL		$696,648,878						$758,904,153	$62,255,275

Investment Abbreviations:

OBFR - Overnight Bank Funding

Rate SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 237.20%(a)
United States Treasury Bill, 4.04% , 01/02/2026	$165,000,000	$165,000,000
United States Treasury Bill, 2.78% , 01/20/2026	11,090,000,000	11,070,402,085
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $11,238,718,572)		11,235,402,085

TOTAL INVESTMENTS - 237.20% (Cost $11,238,718,572)		$11,235,402,085

Liabilities In Excess Of Other Assets - (137.20%)		(6,498,680,128	)(b)

NET ASSETS (100.00%)		$4,736,721,957

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$145,964,595	OBFR01	350 bps	Monthly	Receive	01/29/2027	$261,100,000	$115,135,405
BMO Capital	NVIDIA Corp.	136,033,415	SOFRRATE	375 bps	At Termination	Receive	05/03/2027	259,794,500	123,761,085
Cantor Fitzgerald	NVIDIA Corp.	277,940,130	OBFR01	350 bps	Monthly	Receive	08/10/2026	356,718,550	78,778,420
Clear Street, LLC	NVIDIA Corp.	2,035,013,299	OBFR01	625 bps	Monthly	Receive	10/19/2027	4,843,996,205	2,808,982,906
Goldman Sachs	NVIDIA Corp.	480,635,768	SOFRRATE	300 bps	Monthly	Receive	05/05/2026	774,926,150	294,290,382
HSBC Holdings PLC	NVIDIA Corp.	131,123,307	SOFRRATE	420 bps	Monthly	Receive	12/01/2026	137,487,800	6,364,493
Natixis SA	NVIDIA Corp.	613,700,791	FEDL01	450 bps	Monthly	Receive	01/30/2026	1,306,052,040	692,351,249
Nomura Holdings, Inc.	NVIDIA Corp.	653,899,938	SOFRRATE	375 bps	Monthly	Receive	05/01/2026	672,369,800	18,469,862
TD Cowen	NVIDIA Corp.	275,387,100	OBFR01	185 bps	Monthly	Receive	07/01/2026	525,930,000	250,542,900
Wells Fargo	NVIDIA Corp.	89,073,765	FEDL01	300 bps	At Termination	Receive	01/05/2027	336,891,735	247,817,970
TOTAL		$4,838,772,108						$9,475,266,780	$4,636,494,672

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	3

GraniteShares 2x Long AAPL Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 177.26%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$50,000,000	$49,911,642
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $49,926,666)		49,911,642

TOTAL INVESTMENTS - 177.26% (Cost $49,926,666)		$49,911,642

Liabilities In Excess Of Other Assets - (77.26%)		(21,754,654	)(b)

NET ASSETS (100.00%)		$28,156,988

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Apple, Inc.	$42,339,908	OBFR01	85 bps	Monthly	Receive	07/01/2026	$56,322,596	$13,982,688
TOTAL		$42,339,908						$56,322,596	$13,982,688

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 84.95%(a)
United States Treasury Bill, 3.83% , 01/02/2026	$25,000,000	$25,000,000
United States Treasury Bill, 2.78% , 01/20/2026	370,000,000	369,346,147
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $394,454,903)		394,346,147

TOTAL INVESTMENTS - 84.95% (Cost $394,454,903)		$394,346,147

Other Assets In Excess Of Liabilities - 15.05%		69,884,518	(b)

NET ASSETS (100.00%)		$464,230,665

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Coinbase Global,Inc.	$47,800,040	SOFRRATE	600 bps	At Termination	Receive	10/07/2026	$67,321,652	$19,521,612
Clear Street, LLC	Coinbase Global, Inc.	375,523,518	OBFR01	700 bps	Monthly	Receive	01/11/2028	520,284,821	144,761,303
Goldman Sachs	Coinbase Global, Inc.	34,846,318	SOFRRATE	600 bps	Monthly	Receive	06/08/2026	49,072,380	14,226,062
Natixis SA	Coinbase Global, Inc.	85,232,072	FEDL01	750 bps	Monthly	Receive	01/30/2026	116,394,258	31,162,186
Nomura Holdings, Inc.	Coinbase Global, Inc.	111,149,147	SOFRRATE	950 bps	Monthly	Receive	05/01/2026	145,940,127	34,790,980
TD Cowen	Coinbase Global, Inc.	19,688,285	OBFR01	185 bps	Monthly	Receive	07/01/2026	28,267,500	8,579,215
TOTAL		$674,239,380						$927,280,738	$253,041,358

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	5

GraniteShares 1.25x Long TSLA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 62.97%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$21,000,000	$20,962,889
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $20,969,199)		20,962,889

TOTAL INVESTMENTS - 62.97%
(Cost $20,969,199)		$20,962,889

Other Assets In Excess Of Liabilities - 37.03%		12,325,745	(b)

NET ASSETS (100.00%)		$33,288,634

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	$32,285,563	OBFR01	85 bps	Monthly	Receive	07/01/2026	$41,631,480	$9,345,917
TOTAL		$32,285,563						$41,631,480	$9,345,917

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 5.55%(a)
United States Treasury Bill, 3.95% , 01/02/2026	$5,000,000	$5,000,000
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $4,999,512)		5,000,000

TOTAL INVESTMENTS - 5.55%
(Cost $4,999,512)		$5,000,000

Other Assets In Excess Of Liabilities - 94.45%		85,067,560	(b)

NET ASSETS (100.00%)		$90,067,560

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	NVIDIA Corp.	$(68,155,172)	OBFR01	(30) bps	Monthly	Pay	01/19/2028	$(63,969,500)	$4,185,672
Goldman Sachs	NVIDIA Corp.	(77,994,722)	SOFRRATE	(40) bps	Monthly	Pay	06/16/2026	(75,122,200)	2,872,522
TD Cowen	NVIDIA Corp.	(45,021,356)	OBFR01	(85) bps	Monthly	Pay	07/01/2026	(41,085,950)	3,935,406
TOTAL		$(191,171,250)						$(180,177,650)	$10,993,600

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	7

GraniteShares 2x Long TSLA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 65.04%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$227,000,000	$226,598,852
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $226,667,066)		226,598,852

TOTAL INVESTMENTS - 65.04% (Cost $226,667,066)		$226,598,852

Other Assets In Excess Of Liabilities - 34.96%		121,740,408	(b)

NET ASSETS (100.00%)		$348,339,260

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation / (Depreciation)
Bank of America	Tesla, Inc.	$69,897,010	OBFR01	300 bps	Monthly	Receive	04/30/2026	$83,962,724	$14,065,714
Clear Street, LLC	Tesla, Inc.	101,675,598	OBFR01	125 bps	Monthly	Receive	08/25/2026	99,747,896	(1,927,702)
TD Cowen	Tesla, Inc.	139,458,417	OBFR01	185 bps	Monthly	Receive	07/01/2026	219,823,136	80,364,719
Wells Fargo	Tesla, Inc.	191,288,327	FEDL01	200 bps	At Termination	Receive	03/03/2026	293,172,468	101,884,141
TOTAL		$502,319,352						$696,706,224	$194,386,872

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$67,616,759	(a)

NET ASSETS (100.00%)	$67,616,759

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment	Pay/	Termination		Net Unrealized Appreciation /
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Receive	Date	Value	(Depreciation)
Bank of America	Tesla, Inc.	$(76,445,209)	OBFR01	(100) bps	Monthly	Pay	04/30/2026	$(75,238,156)	$1,207,053
Cantor Fitzgerald	Tesla, Inc.	(36,101,258)	OBFR01	(350) bps	Monthly	Pay	04/10/2026	(34,538,496)	1,562,762
Clear Street, LLC	Tesla, Inc.	(22,957,507)	OBFR01	(30) bps	Monthly	Pay	04/21/2026	(22,126,224)	831,283
Goldman Sachs	Tesla, Inc.	(43,888)	SOFRRATE	(40) bps	Monthly	Pay	04/14/2026	(44,972)	(1,084)
TD Cowen	Tesla, Inc.	(3,317,380)	OBFR01	(85) bps	Monthly	Pay	07/01/2026	(3,282,956)	34,424
TOTAL		$(138,865,242)						$(135,230,804)	$3,634,438

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	9

GraniteShares 2x Long AMD Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 177.33%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$1,025,000,000	$1,023,188,651
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,023,496,664)		1,023,188,651

TOTAL INVESTMENTS - 177.33% (Cost $1,023,496,664)		$1,023,188,651

Liabilities In Excess Of Other Assets - (77.33%)		(446,190,023	)(b)

NET ASSETS (100.00%)		$576,998,628

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment	Pay/	Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Receive	Date	Value	Appreciation
Cantor Fitzgerald	Advanced Micro Devices, Inc.	$91,970,544	OBFR01	725 bps	Monthly	Receive	05/07/2026	$235,490,336	$143,519,792
Clear Street, LLC	Advanced Micro Devices, Inc.	107,055,794	OBFR01	100 bps	Monthly	Receive	04/07/2026	228,894,208	121,838,414
Nomura Holdings, Inc.	Advanced Micro Devices, Inc.	131,749,885	SOFRRATE	275 bps	Monthly	Receive	05/01/2026	244,806,296	113,056,411
TD Cowen	Advanced Micro Devices, Inc.	99,230,852	OBFR01	185 bps	Monthly	Receive	07/01/2026	216,173,104	116,942,252
Wells Fargo	Advanced Micro Devices, Inc.	152,246,442	FEDL01	200 bps	At Termination	Receive	03/03/2026	229,558,104	77,311,662
TOTAL		$582,253,517						$1,154,922,048	$572,668,531

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 37.68%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$21,000,000	$20,962,889
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $20,969,199)		20,962,889

TOTAL INVESTMENTS - 37.68% (Cost $20,969,199)		$20,962,889

Other Assets In Excess Of Liabilities - 62.32%		34,671,768	(b)

NET ASSETS (100.00%)		$55,634,657

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
TD Cowen	Amazon.com, Inc.	$97,579,763	OBFR01	85 bps	Monthly	Receive	07/01/2026	$111,287,786	$13,708,023
TOTAL		$97,579,763						$111,287,786	$13,708,023

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	11

GraniteShares 2x Long MSFT Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$45,678,118	(a)

NET ASSETS (100.00%)	$45,678,118

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
TD Cowen	Microsoft Corp.	$85,618,553	OBFR01	85 bps	Monthly	Receive	07/01/2026	$91,285,693	$5,667,140
TOTA		$85,618,553						$91,285,693	$5,667,140

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$22,564,833	(a)

NET ASSETS (100.00%)	$22,564,833

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
Marex Derivative Products, Inc.	Coinbase Global, Inc.	$(31,468,229)	OBFR01	(350) bps	Monthly	Pay	06/05/2026	$(26,759,598)	$4,708,631
Nomura Holdings, Inc.	Coinbase Global, Inc.	(29,544,482)	SOFRRATE	(1400) bps	Monthly	Pay	09/02/2026	(18,272,112)	11,272,370
TOTAL		$(61,012,711)						$(45,031,710)	$15,981,001

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	13

GraniteShares 2x Long PLTR Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 194.74%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$1,150,000,000	$1,147,967,754
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,148,313,329)		1,147,967,754

TOTAL INVESTMENTS - 194.74% (Cost $1,148,313,329)		$1,147,967,754

Liabilities In Excess Of Other Assets - (94.74%)		(558,502,668	)(b)

NET ASSETS (100.00%)		$589,465,086

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized Appreciation /
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	(Depreciation)
BMO Capital	Palantir Technologies, Inc.	$116,519,110	SOFRRATE	750 bps	At Termination	Receive	12/01/2026	$299,061,353	$182,542,243
Clear Street, LLC	Palantir Technologies, Inc.	139,041,374	OBFR01	250 bps	Monthly	Receive	01/19/2028	380,296,126	241,254,752
Nomura Holdings, Inc.	Palantir Technologies, Inc.	185,824,359	SOFRRATE	375 bps	Monthly	Receive	03/10/2026	213,673,275	27,848,916
TD Cowen	Palantir Technologies, Inc.	100,681,899	OBFR01	185 bps	Monthly	Receive	07/01/2026	249,354,988	148,673,089
Wells Fargo	Palantir Technologies, Inc.	37,936,467	FEDL01	250 bps	At Termination	Receive	01/20/2027	36,314,325	(1,622,142)
TOTAL		$580,003,209						$1,178,700,067	$598,696,858

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 68.60%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$20,000,000	$19,964,657
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $19,970,666)		19,964,657

TOTAL INVESTMENTS - 68.60% (Cost $19,970,666)		$19,964,657

Other Assets In Excess Of Liabilities - 31.40%		9,137,225	(b)

NET ASSETS (100.00%)		$29,101,882

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
TD Cowen	Uber Technologies, Inc.	$49,385,226	OBFR01	85 bps	Monthly	Receive	07/01/2026	$58,129,393	$8,744,167
TOTAL		$49,385,226						$58,129,393	$8,744,167

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	15

GraniteShares 2x Long MU Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 275.05%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$230,000,000	$229,593,551
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $229,662,666)		229,593,551

TOTAL INVESTMENTS - 275.05% (Cost $229,662,666)		$229,593,551

Liabilities In Excess Of Other Assets - (175.05%)		(146,120,673	)(b)

NET ASSETS (100.00%)		$83,472,878

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
Nomura Holdings, Inc.	Micron Technology, Inc.	$112,037,832	SOFRRATE	425 bps	Monthly	Receive	01/12/2027	$167,097,851	$55,060,019
TOTAL		$112,037,832						$167,097,851	$55,060,019

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
16	www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 259.84%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$73,000,000	$72,870,997
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $72,892,934)		72,870,997

TOTAL INVESTMENTS - 259.84% (Cost $72,892,934)		$72,870,997

Liabilities In Excess Of Other Assets - (159.84%)		(44,825,771	)(b)

NET ASSETS (100.00%)		$28,045,226

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
Nomura Holdings, Inc.	Taiwan Semiconductor Manufacturing Co., Ltd.	$38,191,592	SOFRRATE	350 bps	Monthly	Receive	01/12/2027	$56,034,581	$17,842,989
TOTAL		$38,191,592						$56,034,581	$17,842,989

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	17

GraniteShares 2x Long CRWD Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 137.24%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$33,000,000	$32,941,683
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $32,951,599)		32,941,683

TOTAL INVESTMENTS - 137.24% (Cost $32,951,599)		$32,941,683

Liabilities In Excess Of Other Assets - (37.24%)		(8,939,477	)(b)

NET ASSETS (100.00%)		$24,002,206

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate		Payment		Termination		Net Unrealized
Counterparty	Entity/Obligation	Amount	Index	Spread	Frequency	Pay/Receive	Date	Value	Appreciation
Nomura Holdings, Inc.	Crowdstrike Holdings, Inc.	$38,244,929	SOFRRATE	600 bps	Monthly	Receive	01/12/2027	$47,932,117	$9,687,188
TOTAL		$38,244,929						$47,932,117	$9,687,188

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
18	www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$43,333,404	(a)

NET ASSETS (100.00%)	$43,333,404

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	Super Micro Computer, Inc.	$4,890,552	OBFR01	1000 bps	Monthly	Receive	03/31/2026	$4,308,544	$(582,008)
Clear Street, LLC	Super Micro Computer, Inc	8,204,536	OBFR01	600 bps	Monthly	Receive	06/16/2026	7,490,193	(714,343)
Marex Derivative Products, Inc.	Super Micro Computer, Inc	47,492,892	OBFR01	500 bps	Monthly	Receive	03/24/2026	42,002,450	(5,490,442)
Nomura Holdings, Inc.	Super Micro Computer, Inc.	35,695,913	SOFRRATE	1750 bps	Monthly	Receive	01/13/2026	32,727,929	(2,967,984)
TOTAL		$96,283,893						$86,529,116	$(9,754,777)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	19

GraniteShares 2x Long QCOM Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$15,738,967	(a)

NET ASSETS (100.00%)	$15,738,967

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	QUALCOMM, Inc.	$29,572,748	OBFR01	85 bps	Monthly	Receive	07/01/2026	$31,474,910	$1,902,162
TOTAL		$29,572,748						$31,474,910	$1,902,162

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
20	www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 94.35%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$13,000,000	$12,977,027
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $12,980,934)		12,977,027

TOTAL INVESTMENTS - 94.35% (Cost $12,980,934)		$12,977,027

Other Assets In Excess Of Liabilities - 5.65%		777,626	(b)

NET ASSETS (100.00%)		$13,754,653

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Dell Technologies, Inc.	$23,031,466	OBFR01	85 bps	Monthly	Receive	07/01/2026	$27,518,627	$4,487,161
TOTAL		$23,031,466						$27,518,627	$4,487,161

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	21

GraniteShares 2x Long INTC Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value

UNITED STATES TREASURY OBLIGATIONS - 203.61%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$212,000,000	$211,625,360
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $211,689,066)		211,625,360

TOTAL INVESTMENTS - 203.61% (Cost $211,689,066)		$211,625,360

Liabilities In Excess Of Other Assets - (103.61%)		(107,688,686	)(b)

NET ASSETS (100.00%)		$103,936,674

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Intel Corp.	$82,485,047	OBFR01	350 bps	Monthly	Receive	10/27/2026	$83,973,330	$1,488,283
TD Cowen	Intel Corp.	68,430,961	OBFR01	185 bps	Monthly	Receive	07/01/2026	124,242,300	55,811,339
TOTAL		$150,916,008						$208,215,630	$57,299,622

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
22	www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$40,752,017	(a)

NET ASSETS (100.00%)	$40,752,017

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	MARA Holdings, Inc.	$2,942,478	OBFR01	1600 bps	Monthly	Receive	12/22/2026	$2,517,094	$(425,384)
Clear Street, LLC	MARA Holdings, Inc.	13,843,575	OBFR01	200 bps	Monthly	Receive	08/19/2026	11,580,608	(2,262,967)
Marex Derivative Products, Inc.	MARA Holdings, Inc.	67,243,345	OBFR01	550 bps	Monthly	Receive	04/07/2026	67,243,345	–
Natixis SA	MARA Holdings, Inc.	9,620	FEDL01	1100 bps	Monthly	Receive	11/02/2026	4,490	(5,130)
Nomura Holdings, Inc.	MARA Holdings, Inc.	10,123	SOFRRATE	1750 bps	Monthly	Receive	11/16/2026	4,490	(5,633)
TOTAL		$84,049,141						$81,350,027	$(2,699,114)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	23

GraniteShares 2x Long MRVL Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value

UNITED STATES TREASURY OBLIGATIONS - 94.89%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$37,000,000	$36,934,615
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $36,945,734)		36,934,615

TOTAL INVESTMENTS - 94.89% (Cost $36,945,734)		$36,934,615

Other Assets In Excess Of Liabilities - 5.11%		1,988,070	(b)

NET ASSETS (100.00%)		$38,922,685

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Marvell Technology, Inc.	$4,668,907	OBFR01	300 bps	Monthly	Receive	10/05/2026	$6,365,002	$1,696,095
Marex Derivative Products, Inc.	Marvell Technology, Inc.	58,243,196	OBFR01	400 bps	Monthly	Receive	04/07/2026	71,450,674	13,207,478
TOTAL		$62,912,103						$77,815,676	$14,903,573

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
24	www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$52,266,009	(a)

NET ASSETS (100.00%)	$52,266,009

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	IonQ, Inc.	$105,884,427	OBFR01	550 bps	Monthly	Receive	04/27/2026	$104,332,801	$(1,551,626)
TOTAL		$105,884,427						$104,332,801	$(1,551,626)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	25

GraniteShares 2x Long VRT Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 145.67%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$45,000,000	$44,920,477
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $44,933,999)		44,920,477

TOTAL INVESTMENTS - 145.67% (Cost $44,933,999)		$44,920,477

Liabilities In Excess Of Other Assets - (45.67%)		(14,084,495	)(b)

NET ASSETS (100.00%)		$30,835,982

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Vertiv Holdings Co.	$48,477,343	OBFR01	400 bps	Monthly	Receive	04/27/2026	$61,594,419	$13,117,076
TOTAL		$48,477,343						$61,594,419	$13,117,076

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
26	www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 292.37%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$191,000,000	$190,662,471
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $190,719,866)		190,662,471

TOTAL INVESTMENTS - 292.37% (Cost $190,719,866)		$190,662,471

Liabilities In Excess Of Other Assets - (192.37%)		(125,450,512	)(b)

NET ASSETS (100.00%)		$65,211,959

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Reddit, Inc.	$84,568,427	OBFR01	400 bps	Monthly	Receive	04/27/2026	$130,375,597	$45,807,170
TOTAL		$84,568,427						$130,375,597	$45,807,170

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	27

GraniteShares 2x Long LCID Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$4,970,253	(a)

NET ASSETS (100.00%)	$4,970,253

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	Lucid Group, Inc.	$10,953,143	OBFR01	400 bps	Monthly	Receive	05/22/2026	$9,914,110	$(1,039,033)
TOTAL		$10,953,143						$9,914,110	$(1,039,033)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
28	www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 249.76%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$24,000,000	$23,957,588
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $23,964,800)		23,957,588

TOTAL INVESTMENTS - 249.76%
(Cost $23,964,800)		$23,957,588

Liabilities In Excess Of Other Assets - (149.76%)		(14,365,280	)(b)

NET ASSETS (100.00%)		$9,592,308

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Rivian Automotive, Inc.	$13,278,699	OBFR01	350 bps	Monthly	Receive	05/22/2026	$19,176,667	$5,897,968
TOTAL		$13,278,699						$19,176,667	$5,897,968

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	29

GraniteShares 2x Long MSTR Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 31.85%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$1,000,000	$998,233
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $998,533)		998,233

TOTAL INVESTMENTS - 31.85%
(Cost $998,533)		$998,233

Other Assets In Excess Of Liabilities - 68.15%		2,136,666	(b)

NET ASSETS (100.00%)		$3,134,899

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$6,256,693	OBFR01	650 bps	Monthly	Receive	07/10/2026	$6,256,693	$–
TOTAL		$6,256,693						$6,256,693	$–

See Notes to Financial Statements.
30	www.graniteshares.com

GraniteShares 2x Short MSTR Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 284.69%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$8,000,000	$7,985,863
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $7,988,267)		7,985,863

TOTAL INVESTMENTS - 284.69%
(Cost $7,988,267)		$7,985,863

Liabilities In Excess Of Other Assets - (184.69%)		(5,180,750	)(b)

NET ASSETS (100.00%)		$2,805,113

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Fixed Rate	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$(7,440,152)	(200) bps	Monthly	Pay	07/10/2026	$(5,613,033)	$1,827,119
TOTAL		$(7,440,152)					$(5,613,033)	$1,827,119

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	31

GraniteShares 2x Long NOW Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$6,293,123	(a)

NET ASSETS (100.00%)	$6,293,123

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	ServiceNow, Inc.	$13,693,197	OBFR01	500 bps	Monthly	Receive	09/14/2026	$12,555,299	$(1,137,898)
TOTAL		$13,693,197						$12,555,299	$(1,137,898)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
32	www.graniteshares.com

GraniteShares 2x Long PDD Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$6,193,956	(a)

NET ASSETS (100.00%)	$6,193,956

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	PDD Holdings, Inc.	$12,343,025	OBFR01	100 bps	Monthly	Receive	08/17/2026	$12,371,983	$28,958
TOTAL		$12,343,025						$12,371,983	$28,958

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	33

GraniteShares 2x Long AVGO Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$24,494,154	(a)

NET ASSETS (100.00%)	$24,494,154

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Broadcom, Inc.	$48,339,330	OBFR01	100 bps	Monthly	Receive	08/17/2026	$48,963,806	$624,476
TOTAL		$48,339,330						$48,963,806	$624,476

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
34	www.graniteshares.com

GraniteShares 2x Long ETOR Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$1,849,724	(a)

NET ASSETS (100.00%)	$1,849,724

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	eToro Group, Ltd.	$3,668,836	OBFR01	400 bps	Monthly	Receive	10/05/2026	$3,695,851	$27,015
TOTAL		$3,668,836						$3,695,851	$27,015

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	35

GraniteShares 2x Long BULL Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$1,550,001	(a)

NET ASSETS (100.00%)	$1,550,001

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	Webull Corp.	$3,427,128	OBFR01	500 bps	Monthly	Receive	10/05/2026	$3,101,170	$(325,958)
TOTAL		$3,427,128						$3,101,170	$(325,958)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
36	www.graniteshares.com

GraniteShares 2x Long ISRG Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 132.53%(a)
United States Treasury Bill, 2.78% , 01/20/2026	$4,000,000	$3,992,931
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $3,994,134)		3,992,931

TOTAL INVESTMENTS - 132.53%
(Cost $3,994,134)		$3,992,931

Liabilities In Excess Of Other Assets - (32.53%)		(980,049	)(b)

NET ASSETS (100.00%)		$3,012,882

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Intuitive Surgical, Inc.	$4,910,842	OBFR01	125 bps	Monthly Receive	10/19/2027	$6,026,071	$1,115,229
TOTAL		$4,910,842					$6,026,071	$1,115,229

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	37

GraniteShares 2x Long NBIS Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$44,877,435	(a)

NET ASSETS (100.00%)	$44,877,435

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Clear Street, LLC	Nebius Group NV	$97,082,596	OBFR01	300 bps	Monthly Receive	10/19/2027	$89,570,544	$(7,512,052)
TOTAL		$97,082,596					$89,570,544	$(7,512,052)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
38	www.graniteshares.com

GraniteShares 2x Long GOOGL Daily ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$1,461,774	(a)

NET ASSETS (100.00%)	$1,461,774

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative
Products, Inc.	Alphabet, Inc.	$2,937,620	OBFR01	250 bps	Monthly Receive	01/04/2027	$2,923,107	$(14,513)
TOTAL		$2,937,620					$2,923,107	$(14,513)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	39

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
ASSETS:
Investments at cost	$104,845,999	$84,991,757	$11,238,718,572	$49,926,667	$394,454,903
Investments at value	$104,814,447	$85,000,000	$11,235,402,085	$49,911,642	$394,346,147
Cash	15,932,769	58,701,386	56,865,554	11,501,931	9,331,714
Cash collateral held for open swap contracts	59,470,000	182,736,918	456,810,250	2,880,000	268,018,334
Unrealized appreciation on total return swap contracts	93,122,782	62,255,275	4,636,494,672	13,982,688	253,041,358
Other assets	13,078	42,060	100,528	2,831	47,816
Total Assets	273,353,076	388,735,639	16,385,673,089	78,279,092	924,785,369
LIABILITIES:
Administration payable	2,320	9,035	95,532	2,331	13,830
Payable for accounting and legal	17,574	25,548	139,857	16,105	32,203
Payable to custodian	3,491	1,941	13,238	2,460	6,832
Payable for investments purchased	104,846,000	–	11,073,734,630	49,926,666	369,457,332
Payable for trustee fees	566	566	566	333	333
Payable for transfer agency	5,270	5,040	6,110	4,449	4,911
Payable for capital shares redeemed	720,756	4,557,940	69,514,118	–	–
Advisory fees payable	147,200	372,849	3,757,908	32,838	497,756
Due to Counterparty	5,416,550	4,093,211	5,550,387	131,759	90,489,794
Other accrued payables	10,843	18,586	148,786	5,163	51,713
Payable for Cash collateral	–	–	495,990,000	–	–
Total Liabilities	111,170,570	9,084,716	11,648,951,132	50,122,104	460,554,704
Commitments and contingencies (Note 5)
NET ASSETS	$162,182,506	$379,650,923	$4,736,721,957	$28,156,988	$464,230,665

NET ASSETS CONSIST OF:
Paid-in capital	$102,311,582	$367,478,024	$565,951,314	$11,050,867	$916,479,257
Total distributable earnings/(losses)	59,870,924	12,172,899	4,170,770,643	17,106,121	(452,248,592)
NET ASSETS	$162,182,506	$379,650,923	$4,736,721,957	$28,156,988	$464,230,665

Shares outstanding	4,500,001	11,660,005	53,830,006	880,001	31,670,001
Net Asset Value per share	$36.04	$32.56	$87.99	$32.00	$14.66

See Notes to Financial Statements.
40	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	GraniteShares 2x Long AMD Daily ETF
ASSETS:
Investments at cost	$20,969,199	$4,999,513	$226,667,066	$–	$1,023,496,664
Investments at value	$20,962,889	$5,000,000	$226,598,852	$–	$1,023,188,651
Cash	16,920,291	8,686,823	53,547,015	3,093,470	6,439,087
Cash collateral held for open swap contracts	7,280,000	119,453,677	113,220,481	104,118,641	57,269,162
Due from counterparty	–	–	–	–	2,405,560
Unrealized appreciation on total return swap contracts	9,345,917	10,993,600	196,314,574	3,635,522	572,668,531
Receivable for shares sold	–	7,941,058	–	2,624,210	–
Other assets	4,152	15,734	52,643	13,093	283,119
Total Assets	54,513,249	152,090,892	589,733,565	113,484,936	1,662,254,110
LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	1,927,702	1,084	–
Administration payable	4,242	4,990	2,622	1,869	12,743
Payable for accounting and legal	16,165	12,397	16,719	11,064	23,002
Payable to custodian	2,812	1,284	4,685	785	172
Payable for investments purchased	20,969,200	–	226,667,066	–	1,023,496,663
Payable for trustee fees	332	331	331	331	371
Payable for transfer agency	4,128	4,964	5,414	4,530	9,551
Payable for capital shares redeemed	–	6,510,237	–	8,104,179	9,789,908
Advisory fees payable	40,024	129,277	266,843	107,869	528,702
Due to Counterparty	182,620	55,347,545	12,486,535	37,622,285	–
Other accrued payables	5,092	12,307	16,388	14,181	22,682
Payable for Cash collateral	–	–	–	–	51,371,688
Total Liabilities	21,224,615	62,023,332	241,394,305	45,868,177	1,085,255,482
Commitments and contingencies (Note 5)
NET ASSETS	$33,288,634	$90,067,560	$348,339,260	$67,616,759	$576,998,628

NET ASSETS CONSIST OF:
Paid-in capital	$23,553,896	$279,613,364	$189,024,649	$220,143,645	$163,480,756
Total distributable earnings/(losses)	9,734,738	(189,545,804)	159,314,611	(152,526,886)	413,517,872
NET ASSETS	$33,288,634	$90,067,560	$348,339,260	$67,616,759	$576,998,628

Shares outstanding	1,780,001	12,587,577	10,880,001	8,758,982	37,130,000
Net Asset Value per share	$18.70	$7.16	$32.02	$7.72	$15.54

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	41

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 2x Short COIN Daily ETF	GraniteShares 2x Long PLTR Daily ETF	GraniteShares 2x Long UBER Daily ETF
ASSETS:
Investments at cost	$20,969,199	$–	$–	$1,148,313,329	$19,970,667
Investments at value	$20,962,889	$–	$–	$1,147,967,754	$19,964,657
Cash	21,251,304	22,200,615	990,893	15,436,037	8,726,311
Cash collateral held for open swap contracts	21,423,333	19,201,212	6,417,903	111,237,406	13,060,069
Due from counterparty				6,742,368
Unrealized appreciation on total return swap contracts	13,708,023	5,667,140	15,981,001	600,319,000	8,744,167
Receivable for shares sold	–	–	–	1,068,801	–
Other assets	7,427	7,152	2,602	27,109	4,213
Total Assets	77,352,976	47,076,119	23,392,399	1,882,798,475	50,499,417
LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	–	1,622,142	–
Administration payable	1,833	2,592	17	1,788	1,442
Payable for accounting and legal	7,559	7,283	7,180	26,396	6,148
Payable to custodian	160	327	506	1,494	2,002
Payable for investments purchased	20,969,200	–	–	1,148,313,330	19,970,667
Payable for trustee fees	371	371	554	554	554
Payable for transfer agency	9,259	9,225	3,923	5,653	5,350
Payable for capital shares redeemed	–	–	681,680	3,206,403	–
Advisory fees payable	57,198	44,340	21,671	594,697	27,593
Due to Counterparty	665,678	1,328,915	108,928	–	1,378,286
Other accrued payables	7,061	4,948	3,107	20,932	5,493
Payable for Cash collateral	–	–	–	139,540,000	–
Total Liabilities	21,718,319	1,398,001	827,566	1,293,333,389	21,397,535
Commitments and contingencies (Note 5)
NET ASSETS	$55,634,657	$45,678,118	$22,564,833	$589,465,086	$29,101,882

NET ASSETS CONSIST OF:
Paid-in capital	$42,553,334	$47,097,054	$16,937,605	$(101,252,930)	$23,171,540
Total distributable earnings/(losses)	13,081,323	(1,418,936)	5,627,228	690,718,016	5,930,342
NET ASSETS	$55,634,657	$45,678,118	$22,564,833	$589,465,086	$29,101,882

Shares outstanding	1,770,000	1,680,000	331,000	22,060,015	1,370,001
Net Asset Value per share	$31.43	$27.19	$68.17	$26.72	$21.24

See Notes to Financial Statements.
42	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Long MU Daily ETF	GraniteShares 2x Long TSM Daily ETF	GraniteShares 2x Long CRWD Daily ETF	GraniteShares 2x Long SMCI Daily ETF	GraniteShares 2x Long QCOM Daily ETF
ASSETS:
Investments at cost	$229,662,666	$72,892,934	$32,951,599	$–	$–
Investments at value	$229,593,551	$72,870,997	$32,941,683	$–	$–
Cash	16,866,126	2,144,955	4,872,862	4,016,768	4,882,948
Cash collateral held for open swap contracts	13,940,000	9,770,000	12,750,000	53,314,000	9,113,831
Unrealized appreciation on total return swap contracts	55,060,019	17,842,990	9,687,187	–	1,902,162
Receivable for shares sold	–	–	–	316,563	–
Other assets	6,411	2,084	3,072	9,664	2,404
Total Assets	315,466,107	102,631,026	60,254,804	57,656,995	15,901,345
LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	–	9,754,777	–
Administration payable	402	508	–	–	592
Payable for accounting and legal	6,694	5,953	5,986	8,433	6,268
Payable to custodian	610	1,078	2,181	1,279	1,725
Payable for investments purchased	229,662,666	72,892,933	32,951,600	–	–
Payable for trustee fees	719	719	554	554	412
Payable for transfer agency	5,684	6,111	4,832	5,202	3,445
Advisory fees payable	79,841	35,874	42,198	51,698	22,529
Due to Counterparty	2,233,239	1,638,450	3,240,274	2,993,245	124,765
Other accrued payables	3,374	4,174	4,973	8,403	2,642
Payable for Cash collateral	–	–	–	1,500,000	–
Total Liabilities	231,993,229	74,585,800	36,252,598	14,323,591	162,378
Commitments and contingencies (Note 5)
NET ASSETS	$83,472,878	$28,045,226	$24,002,206	$43,333,404	$15,738,967

NET ASSETS CONSIST OF:
Paid-in capital	$37,127,327	$15,512,962	$17,469,021	$91,037,077	$16,540,314
Total distributable earnings/(losses)	46,345,551	12,532,264	6,533,185	(47,703,673)	(801,347)
NET ASSETS	$83,472,878	$28,045,226	$24,002,206	$43,333,404	$15,738,967

Shares outstanding	930,001	640,001	780,001	9,580,000	740,001
Net Asset Value per share	$89.76	$43.82	$30.77	$4.52	$21.27

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	43

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Long DELL Daily ETF	GraniteShares 2x Long INTC Daily ETF	GraniteShares 2x Long MARA Daily ETF	GraniteShares 2x Long MRVL Daily ETF	GraniteShares 2x Long IONQ Daily ETF
ASSETS:
Investments at cost	$12,980,934	$211,689,066	$–	$36,945,733	$–
Investments at value	$12,977,027	$211,625,360	$–	$36,934,615	$–
Cash	4,341,802	10,662,198	5,923,599	7,944,716	3,630,185
Cash collateral held for open swap contracts	5,791,983	37,164,176	68,597,108	12,627,908	55,041,265
Due from counterparty	–	–	–	16,527,872	–
Unrealized appreciation on total return swap contracts	4,487,161	57,299,622	–	14,903,573	–
Receivable for shares sold	–	–	–	–	1,314,623
Other assets	1,720	9,193	12,699	3,573	9,965
Total Assets	27,599,693	316,760,549	74,533,406	88,942,257	59,996,038
LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	2,699,114	–	1,551,626
Administration payable	548	568	547	227	488
Payable for accounting and legal	6,235	8,433	7,655	7,106	7,464
Payable to custodian	1,665	2,411	1,872	2,313	1,961
Payable for investments purchased	12,980,933	211,689,066	–	36,945,733	–
Payable for trustee fees	412	412	414	414	421
Payable for transfer agency	3,541	3,945	3,330	3,596	3,478
Payable for capital shares redeemed	–	–	456,723	–	–
Advisory fees payable	21,051	112,216	65,508	55,526	70,815
Due to Counterparty	827,920	1,002,034	30,540,577	–	6,090,176
Other accrued payables	2,735	4,790	5,649	4,657	3,600
Payable for Cash collateral	–	–	–	13,000,000	–
Total Liabilities	13,845,040	212,823,875	33,781,389	50,019,572	7,730,029
Commitments and contingencies (Note 5)
NET ASSETS	$13,754,653	$103,936,674	$40,752,017	$38,922,685	$52,266,009

NET ASSETS CONSIST OF:
Paid-in capital	$12,111,995	$52,319,828	$147,592,156	$10,905,772	$78,840,014
Total distributable earnings/(losses)	1,642,658	51,616,846	(106,840,139)	28,016,913	(26,574,005)
NET ASSETS	$13,754,653	$103,936,674	$40,752,017	$38,922,685	$52,266,009

Shares outstanding	600,001	2,410,001	8,920,001	1,810,001	1,590,001
Net Asset Value per share	$22.92	$43.13	$4.57	$21.50	$32.87

See Notes to Financial Statements.
44	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Long VRT Daily ETF	GraniteShares 2x Long RDDT Daily ETF	GraniteShares 2x Long LCID Daily ETF	GraniteShares 2x Long RIVN Daily ETF	GraniteShares 2x Long MSTR Daily ETF
ASSETS:
Investments at cost	$44,933,999	$190,719,866	$–	$23,964,800	$998,533
Investments at value	$44,920,477	$190,662,471	$–	$23,957,588	$998,233
Cash	5,150,174	3,555,211	629,769	698,022	727,651
Cash collateral held for open swap contracts	16,240,188	28,699,613	5,757,000	3,748,000	3,460,000
Unrealized appreciation on total return swap contracts	13,117,076	45,807,170	–	5,897,968	–
Other assets	3,687	5,753	1,111	839	709
Total Assets	79,431,602	268,730,218	6,387,880	34,302,417	5,186,593
LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	1,039,033	–	–
Administration payable	612	78	814	706	639
Payable for accounting and legal	6,846	8,013	5,859	6,060	8,766
Payable to custodian	2,166	1,528	1,102	1,515	1,887
Payable for investments purchased	44,934,000	190,719,866	–	23,964,800	998,533
Payable for trustee fees	421	421	354	354	1,717
Payable for transfer agency	3,455	3,228	3,499	3,657	3,650
Payable for capital shares redeemed	–	1,504,767	–	–	–
Advisory fees payable	41,199	80,728	8,295	8,537	5,392
Due to Counterparty	3,603,802	2,695,217	356,148	722,065	1,026,488
Other accrued payables	3,119	4,413	2,523	2,415	4,622
Payable for Cash collateral	–	8,500,000	–	–	–
Total Liabilities	48,595,620	203,518,259	1,417,627	24,710,109	2,051,694
Commitments and contingencies (Note 5)
NET ASSETS	$30,835,982	$65,211,959	$4,970,253	$9,592,308	$3,134,899

NET ASSETS CONSIST OF:
Paid-in capital	$23,344,958	$28,266,243	$15,979,871	$4,441,948	$7,317,247
Total distributable earnings/(losses)	7,491,024	36,945,716	(11,009,618)	5,150,360	(4,182,348)
NET ASSETS	$30,835,982	$65,211,959	$4,970,253	$9,592,308	$3,134,899

Shares outstanding	620,001	1,300,001	1,530,001	170,001	1,140,001
Net Asset Value per share	$49.74	$50.16	$3.25	$56.43	$2.75

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	45

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Short MSTR Daily ETF	GraniteShares 2x Long NOW Daily ETF	GraniteShares 2x Long PDD Daily ETF	GraniteShares 2x Long AVGO Daily ETF	GraniteShares 2x Long ETOR Daily ETF
ASSETS:
Investments at cost	$7,988,267	$–	$–	$–	$–
Investments at value	$7,985,863	$–	$–	$–	$–
Cash	548,199	158,862	778,121	2,494,638	488,727
Cash collateral held for open swap contracts	858,000	7,583,200	5,468,123	21,554,250	1,490,000
Due from advisor	–	1,515	1,993	–	3,436
Unrealized appreciation on total return swap contracts	1,827,119	–	28,958	624,476	27,015
Other assets	248	1,320	1,046	4,030	1,482
Total Assets	11,219,429	7,744,897	6,278,241	24,677,394	2,010,660
LIABILITIES:
Unrealized depreciation on total return swap contracts	–	1,137,898	–	–	–
Administration payable	682	377	387	368	478
Payable for accounting and legal	8,732	4,909	4,868	5,233	4,564
Payable to custodian	1,941	1,389	1,336	1,337	1,934
Payable for investments purchased	7,988,267	–	–	–	–
Payable for trustee fees	1,717	320	320	320	100
Payable for transfer agency	3,674	2,957	2,991	2,979	2,483
Payable for capital shares redeemed	–	142,996	–	–	–
Advisory fees payable	3,609	6,185	5,196	19,464	2,518
Due to Counterparty	1,090	154,471	68,988	153,323	148,180
Other accrued payables	4,604	272	199	216	679
Payable for Cash collateral	400,000	–	–	–	–
Total Liabilities	8,414,316	1,451,774	84,285	183,240	160,936
Commitments and contingencies (Note 5)
NET ASSETS	$2,805,113	$6,293,123	$6,193,956	$24,494,154	$1,849,724

NET ASSETS CONSIST OF:
Paid-in capital	$1,378,463	$8,741,573	$6,258,307	$24,674,805	$2,729,496
Total distributable earnings/(losses)	1,426,650	(2,448,450)	(64,351)	(180,651)	(879,772)
NET ASSETS	$2,805,113	$6,293,123	$6,193,956	$24,494,154	$1,849,724

Shares outstanding	30,001	440,001	220,001	710,001	150,001
Net Asset Value per share	$93.50	$14.30	$28.15	$34.50	$12.33

See Notes to Financial Statements.
46	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares 2x Long BULL Daily ETF	GraniteShares 2x Long ISRG Daily ETF	GraniteShares 2x Long NBIS Daily ETF	GraniteShares 2x Long GOOGL Daily ETF
ASSETS:
Investments at cost	$–	$3,994,133	$–	$–
Investments at value	$–	$3,992,931	$–	$–
Cash	119,277	305,049	1,781,842	596,286
Cash collateral held for open swap contracts	1,900,000	1,000,000	68,200,000	890,000
Due from advisor	3,200	3,398	–	3,873
Due from counterparty	–	601,257	–	–
Unrealized appreciation on total return swap contracts	–	1,115,229	–	–
Other assets	410	246	11,767	1,387
Total Assets	2,022,887	7,018,110	69,993,609	1,491,546

LIABILITIES:
Unrealized depreciation on total return swap contracts	325,958	–	7,512,052	14,513
Administration payable	478	388	388	167
Payable for accounting and legal	4,561	3,685	4,858	1,741
Payable to custodian	1,911	587	602	568
Payable for investments purchased	–	3,994,133	–	–
Payable for trustee fees	100	300	300	117
Payable for transfer agency	2,478	2,107	2,107	415
Advisory fees payable	2,319	3,414	55,358	854
Due to Counterparty	134,390	–	17,539,566	10,704
Other accrued payables	691	614	943	693
Total Liabilities	472,886	4,005,228	25,116,174	29,772
Commitments and contingencies (Note 5)
NET ASSETS	$1,550,001	$3,012,882	$44,877,435	$1,461,774

NET ASSETS CONSIST OF:
Paid-in capital	$4,512,861	$1,346,353	$70,208,602	$1,481,845
Total distributable earnings/(losses)	(2,962,860)	1,666,529	(25,331,167)	(20,071)
NET ASSETS	$1,550,001	$3,012,882	$44,877,435	$1,461,774

Shares outstanding	220,001	80,001	4,970,001	60,001
Net Asset Value per share	$7.05	$37.66	$9.03	$24.36

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	47

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
INVESTMENT INCOME:

Interest	$1,166,663	$2,457,977	$8,424,837	$359,423	$3,242,393
Total Investment Income	1,166,663	2,457,977	8,424,837	359,423	3,242,393

EXPENSES:
Advisory fees	795,300	1,300,134	22,226,410	154,762	3,970,012
Administration fees	3,432	8,467	103,729	2,225	17,560
Transfer agency	5,403	5,418	7,874	4,883	6,031
Trustee fees	938	938	938	704	704
Custody fees	3,763	2,896	13,520	1,992	9,075
Accounting and legal	33,103	49,910	704,595	13,099	132,347
Recoupment of waived fees	41,689	–	–	9,663	–
Other expenses	10,581	17,346	7,777	7,782	5,258
Total Expenses	894,209	1,385,109	23,064,843	195,110	4,140,987
Less waiver fees	–	–	–	(4,475)	–
Fees Paid Indirectly (Note 5)	(22,700)	(25,600)	(125,850)	(10,000)	(64,250)
Net Expenses	871,509	1,359,509	22,938,993	180,635	4,076,737
NET INVESTMENT INCOME/(LOSS)	295,154	1,098,468	(14,514,156)	178,788	(834,344)

REALIZED GAIN/(LOSS) ON:
Investments	(5,502)	(8,501)	(482,641)	(1,251)	(71,872)
Total return swaps	(24,733,893)	(45,743,891)	54,142,280	4,158,725	49,744,867
Total Net realized gain/(loss)	(24,739,395)	(45,752,392)	53,659,639	4,157,474	49,672,995
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(31,552)	36,604	(1,998,530)	(15,025)	185,532
Total return swaps	63,541,466	(19,326,692)	998,101,359	12,751,031	(715,719,908)
Total net change in unrealized appreciation/(depreciation)	63,509,914	(19,290,088)	996,102,829	12,736,006	(715,534,376)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,065,673	$(63,944,012)	$1,035,248,312	$17,072,268	$(666,695,725)

See Notes to Financial Statements.
48	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	GraniteShares 2x Long AMD Daily ETF
INVESTMENT INCOME:

Interest	$224,866	$2,339,747	$1,588,825	$1,312,208	$2,953,873
Total Investment Income	224,866	2,339,747	1,588,825	1,312,208	2,953,873

EXPENSES:
Advisory fees	97,032	1,008,921	1,333,140	372,080	3,143,455
Administration fees	3,697	7,222	5,446	2,697	17,351
Transfer agency	4,156	6,364	5,736	6,056	5,162
Trustee fees	704	702	702	702	742
Custody fees	1,954	6,049	4,782	5,755	5,834
Accounting and legal	11,341	32,572	51,644	20,368	105,829
Recoupment of waived fees	14,042	–	38,030	54,211	–
Other expenses	7,259	10,048	3,233	8,345	3,812
Total Expenses	140,185	1,071,878	1,442,713	470,214	3,282,185
Less waiver fees	(13,669)	–	(71,714)	(37,379)	–
Fees Paid Indirectly (Note 5)	(12,100)	(71,700)	(33,200)	(59,550)	(30,950)
Net Expenses	114,416	1,000,178	1,337,799	373,285	3,251,235
NET INVESTMENT INCOME/(LOSS)	110,450	1,339,569	251,026	938,923	(297,362)

REALIZED GAIN/(LOSS) ON:
Investments	(876)	–	(8,008)	–	(11,048)
Total return swaps	285,557	(92,064,024)	45,663,453	(66,984,161)	144,190,492
Total Net realized gain/(loss)	284,681	(92,064,024)	45,655,445	(66,984,161)	144,179,444
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(5,142)	487	(68,214)	–	(281,821)
Total return swaps	5,824,975	37,269,778	106,250,841	(1,998,769)	330,564,465
Total net change in unrealized appreciation/(depreciation)	5,819,833	37,270,265	106,182,627	(1,998,769)	330,282,644
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,214,964	$(53,454,190)	$152,089,098	$(68,044,007)	$474,164,726

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	49

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 2x Short COIN Daily ETF	GraniteShares 2x Long PLTR Daily ETF	GraniteShares 2x Long UBER Daily ETF
INVESTMENT INCOME:

Interest	$778,023	$410,339	$358,566	$2,464,872	$294,426
Total Investment Income	778,023	410,339	358,566	2,464,872	294,426

EXPENSES:
Advisory fees	285,815	158,175	101,568	3,416,874	153,493
Administration fees	2,658	2,420	695	6,710	1,477
Transfer agency	5,134	4,778	5,141	6,955	5,112
Trustee fees	742	742	636	636	636
Custody fees	3,493	3,185	2,507	7,062	2,278
Accounting and legal	17,153	13,160	11,467	114,583	13,322
Recoupment of waived fees	18,727	7,390	–	–	4,015
Other expenses	9,254	8,152	7,817	8,145	8,938
Total Expenses	342,976	198,002	129,831	3,560,965	189,271
Less waiver fees	(495)	(8,110)	(2,016)	–	(6,449)
Fees Paid Indirectly (Note 5)	(9,600)	(5,900)	(18,800)	(69,200)	(4,200)
Net Expenses	332,881	183,992	109,015	3,491,765	178,622
NET INVESTMENT INCOME/(LOSS)	445,142	226,347	249,551	(1,026,893)	115,804

REALIZED GAIN/(LOSS) ON:
Investments	–	(1,275)	(326)	(43,765)	(2,976)
Total return swaps	2,827,417	(4,019,891)	(5,346,894)	96,503,195	(2,916,647)
Total Net realized gain/(loss)	2,827,417	(4,021,166)	(5,347,220)	96,459,430	(2,919,623)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(6,310)	4,505	2,169	(236,969)	2,999
Total return swaps	4,402,963	(2,757,019)	23,881,575	167,279,946	(6,396,804)
Total net change in unrealized appreciation/(depreciation)	4,396,653	(2,752,514)	23,883,744	167,042,977	(6,393,805)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,669,212	$(6,547,333)	$18,786,075	$262,475,514	$(9,197,624)

See Notes to Financial Statements.
50	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Long MU Daily ETF	GraniteShares 2x Long TSM Daily ETF	GraniteShares 2x Long CRWD Daily ETF	GraniteShares 2x Long SMCI Daily ETF	GraniteShares 2x Long QCOM Daily ETF
INVESTMENT INCOME:

Interest	$183,805	$163,740	$410,874	$692,586	$167,770
Total Investment Income	183,805	163,740	410,874	692,586	167,770

EXPENSES:
Advisory fees	184,564	147,493	216,200	397,716	71,038
Administration fees	587	715	936	1,271	496
Transfer agency	4,799	4,855	5,126	5,790	4,635
Trustee fees	802	802	636	636	745
Custody fees	2,641	2,879	3,161	5,002	1,914
Accounting and legal	12,876	11,918	13,561	17,745	10,248
Recoupment of waived fees	17,636	6,350	14,956	–	2,317
Other expenses	7,161	7,266	7,729	8,045	6,422
Total Expenses	231,066	182,278	262,305	436,205	97,815
Less waiver fees	(8,512)	(6,673)	(803)	–	(13,055)
Fees Paid Indirectly (Note 5)	(8,650)	(5,850)	(12,100)	(51,850)	(2,800)
Net Expenses	213,904	169,755	249,402	384,355	81,960
NET INVESTMENT INCOME/(LOSS)	(30,099)	(6,015)	161,472	308,231	85,810

REALIZED GAIN/(LOSS) ON:
Investments	(1,650)	(2,126)	(2,126)	(1,650)	(50)
Total return swaps	(8,292,913)	(2,479,499)	1,632,008	(5,656,720)	(2,592,486)
Total Net realized gain/(loss)	(8,294,563)	(2,481,625)	1,629,882	(5,658,370)	(2,592,536)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(65,945)	(18,266)	(2,909)	5,839	–
Total return swaps	50,211,082	11,356,263	(4,969,144)	(45,744,057)	1,298,952
Total net change in unrealized appreciation/(depreciation)	50,145,137	11,337,997	(4,972,053)	(45,738,218)	1,298,952
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,820,475	$8,850,357	$(3,180,699)	$(51,088,357)	$(1,207,774)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	51

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Long DELL Daily ETF	GraniteShares 2x Long INTC Daily ETF	GraniteShares 2x Long MARA Daily ETF	GraniteShares 2x Long MRVL Daily ETF	GraniteShares 2x Long IONQ Daily ETF
INVESTMENT INCOME:

Interest	$120,963	$669,490	$1,131,562	$381,882	$484,974
Total Investment Income	120,963	669,490	1,131,562	381,882	484,974

EXPENSES:
Advisory fees	83,979	505,113	462,919	237,981	226,207
Administration fees	511	721	779	682	648
Transfer agency	4,717	5,485	4,169	4,364	4,261
Trustee fees	745	745	747	747	753
Custody fees	1,987	3,469	2,969	2,963	1,855
Accounting and legal	10,580	20,531	19,442	14,225	13,803
Recoupment of waived fees	2,942	14,231	18,231	21,123	16,120
Other expenses	6,285	6,888	7,739	7,644	7,024
Total Expenses	111,746	557,183	516,995	289,729	270,671
Less waiver fees	(10,711)	–	–	–	(3,642)
Fees Paid Indirectly (Note 5)	(3,850)	(15,050)	(14,300)	(13,400)	(5,500)
Net Expenses	97,185	542,133	502,695	276,329	261,529
NET INVESTMENT INCOME	23,778	127,357	628,867	105,553	223,445

REALIZED GAIN/(LOSS) ON:
Investments	(1,026)	(4,501)	(725)	(2,352)	(2,451)
Total return swaps	(1,557,210)	2,510,876	(100,637,191)	13,737,012	(23,761,659)
Total Net realized gain/(loss)	(1,558,236)	2,506,375	(100,637,916)	13,734,660	(23,764,110)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(1,238)	(63,706)	–	(7,949)	1,335
Total return swaps	555,016	53,068,748	(7,953,382)	7,827,340	(5,015,075)
Total net change in unrealized appreciation/(depreciation)	553,778	53,005,042	(7,953,382)	7,819,391	(5,013,740)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(980,680)	$55,638,774	$(107,962,431)	$21,659,604	$(28,554,405)

See Notes to Financial Statements.
52	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Long VRT Daily ETF	GraniteShares 2x Long RDDT Daily ETF	GraniteShares 2x Long LCID Daily ETF	GraniteShares 2x Long RIVN Daily ETF	GraniteShares 2x Long MSTR Daily ETF
INVESTMENT INCOME:

Interest	$214,493	$699,106	$107,604	$85,865	$33,146
Total Investment Income	214,493	699,106	107,604	85,865	33,146

EXPENSES:
Advisory fees	146,692	362,445	33,054	29,526	11,476
Administration fees	522	809	466	461	649
Transfer agency	4,188	4,283	4,482	4,401	4,526
Trustee fees	753	753	687	687	1,348
Custody fees	1,718	1,978	1,867	1,639	1,588
Accounting and legal	11,917	16,973	9,457	9,300	11,373
Recoupment of waived fees	8,313	18,374	3,040	724	1,942
Other expenses	6,518	6,797	6,002	5,905	7,484
Total Expenses	180,621	412,412	59,055	52,643	40,386
Less waiver fees	(6,615)	–	(15,077)	(15,595)	(25,822)
Fees Paid Indirectly (Note 5)	(4,700)	(9,100)	(5,800)	(2,500)	(1,300)
Net Expenses	169,306	403,312	38,178	34,548	13,264
NET INVESTMENT INCOME	45,187	295,794	69,426	51,317	19,882

REALIZED GAIN/(LOSS) ON:
Investments	(1,251)	(4,727)	(425)	(26)	(7)
Total return swaps	(5,018,218)	(6,412,296)	(9,647,628)	(1,084,658)	(4,172,322)
Total Net realized loss	(5,019,469)	(6,417,023)	(9,648,053)	(1,084,684)	(4,172,329)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(10,686)	(49,220)	–	(7,212)	(300)
Total return swaps	8,514,735	33,455,212	(742,480)	5,879,568	(73,452)
Total net change in unrealized appreciation/(depreciation)	8,504,049	33,405,992	(742,480)	5,872,356	(73,752)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,529,767	$27,284,763	$(10,321,107)	$4,838,989	$(4,226,199)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	53

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Short MSTR Daily ETF	GraniteShares 2x Long NOW Daily ETF*	GraniteShares 2x Long PDD Daily ETF*	GraniteShares 2x Long AVGO Daily ETF*	GraniteShares 2x Long ETOR Daily ETF†
INVESTMENT INCOME:

Interest	$12,647	$78,338	$37,229	$100,431	$4,147
Total Investment Income	12,647	78,338	37,229	100,431	4,147

EXPENSES:
Advisory fees	6,367	29,692	15,587	44,616	7,186
Administration fees	643	493	488	490	480
Transfer agency	4,529	4,239	4,230	4,253	3,008
Trustee fees	1,348	677	677	677	458
Custody fees	1,633	1,567	1,324	1,402	1,439
Accounting and legal	11,249	8,794	8,445	9,127	6,652
Recoupment of waived fees	1,600	–	–	–	–
Other expenses	7,470	5,890	5,821	5,836	4,328
Total Expenses	34,839	51,352	36,572	66,401	23,551
Less waiver fees	(26,408)	(15,842)	(17,849)	(13,651)	(15,191)
Fees Paid Indirectly (Note 5)	(1,100)	(1,200)	(600)	(1,100)	(100)
Net Expenses	7,331	34,310	18,123	51,650	8,260
NET INVESTMENT INCOME/(LOSS)	5,316	44,028	19,106	48,781	(4,113)

REALIZED GAIN/(LOSS) ON:
Investments	–	–	(23)	–	–
Total return swaps	(387,506)	(1,354,580)	(91,714)	(853,908)	(902,674)
Total Net realized loss	(387,506)	(1,354,580)	(91,737)	(853,908)	(902,674)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(2,404)	–	–	–	–
Total return swaps	1,868,816	(1,137,898)	28,958	624,476	27,015
Total net change in unrealized appreciation/(depreciation)	1,866,412	(1,137,898)	28,958	624,476	27,015
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,484,222	$(2,448,450)	$(43,673)	$(180,651)	$(879,772)

*	Commenced operations on July 14, 2025.
†	Commenced operations on September 2, 2025.

See Notes to Financial Statements.
54	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares 2x Long BULL Daily ETF*	GraniteShares 2x Long ISRG Daily ETF†	GraniteShares 2x Long NBIS Daily ETF†	GraniteShares 2x Long GOOGL Daily ETF‡
INVESTMENT INCOME:

Interest	$1,566	$18,167	$312,520	$2,833
Total Investment Income	1,566	18,167	312,520	2,833

EXPENSES:
Advisory fees	8,306	11,164	95,951	854
Administration fees	480	391	399	167
Transfer agency	3,031	2,107	2,107	415
Trustee fees	458	300	300	117
Custody fees	1,439	65	80	51
Accounting and legal	6,678	5,067	7,055	1,951
Other expenses	4,338	3,303	3,631	1,269
Total Expenses	24,730	22,397	109,523	4,824
Less waiver fees	(14,908)	(9,545)	–	(3,873)
Fees Paid Indirectly (Note 5)	(400)	–	–	–
Net Expenses	9,422	12,852	109,523	951
NET INVESTMENT INCOME/(LOSS)	(7,856)	5,315	202,997	1,882

REALIZED GAIN/(LOSS) ON:
Investments	(24)	–	–	–
Total return swaps	(2,629,022)	547,187	(18,022,112)	(7,440)
Total Net realized gain/(loss)	(2,629,046)	547,187	(18,022,112)	(7,440)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	(1,202)	–	–
Total return swaps	(325,958)	1,115,229	(7,512,052)	(14,513)
Total net change in unrealized appreciation/(depreciation)	(325,958)	1,114,027	(7,512,052)	(14,513)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,962,860)	$1,666,529	$(25,331,167)	$(20,071)

*	Commenced operations on September 2, 2025.
†	Commenced operations on October 6, 2025.
‡	Commenced operations on December 1, 2025.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	55

GraniteShares 2x Long BABA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$295,154	$806,176
Net realized loss	(24,739,395)	(7,219,516)
Net change in unrealized appreciation	63,509,914	30,734,731
Net increase in net assets resulting from operations	39,065,673	24,321,391

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	184,083,086	454,729,363
Cost of shares redeemed	(141,829,686)	(417,096,613)
Net increase from capital share transactions	42,253,400	37,632,750
Net increase in net assets	81,319,073	61,954,141

NET ASSETS:
Beginning of period	80,863,433	18,909,292
End of period	$162,182,506	$80,863,433

CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,250,001	1,450,001
Shares sold	4,790,000	17,480,000
Shares redeemed	(3,540,000)	(15,680,000)
Shares outstanding, end of period	4,500,001	3,250,001

See Notes to Financial Statements.
56	www.graniteshares.com

GraniteShares 2x Long META Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$1,098,468	$2,199,427
Net realized gain/(loss)	(45,752,392)	38,676,165
Net change in unrealized appreciation/depreciation	(19,290,088)	50,865,558
Net increase/(decrease) in net assets resulting from operations	(63,944,012)	91,741,150

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(8,035,991)	–
Total distributions	(8,035,991)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	544,877,014	1,430,804,380
Cost of shares redeemed	(260,142,660)	(1,465,155,566)
Net increase/(decrease) from capital share transactions	284,734,354	(34,351,186)
Net increase in net assets	212,754,351	57,389,964

NET ASSETS:
Beginning of period	166,896,572	109,506,608
End of period	$379,650,923	$166,896,572

CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,650,005	4,100,005
Shares sold	15,170,000	37,180,000
Shares redeemed	(7,160,000)	(37,630,000)
Shares outstanding, end of period	11,660,005	3,650,005

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	57

GraniteShares 2x Long NVDA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(14,514,156)	$823,191
Net realized gain/(loss)	53,659,639	(1,005,344,333)
Net change in unrealized appreciation	996,102,829	1,635,532,636
Net increase in net assets resulting from operations	1,035,248,312	631,011,494

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,889,152,125	9,234,694,497
Cost of shares redeemed	(4,310,710,427)	(10,466,188,975)
Net decrease from capital share transactions	(421,558,302)	(1,231,494,478)
Net increase/(decrease) in net assets	613,690,010	(600,482,984)

NET ASSETS:
Beginning of period	4,123,031,947	4,723,514,931
End of period	$4,736,721,957	$4,123,031,947

CAPITAL SHARE TRANSACTIONS:
Beginning shares	58,480,006	67,870,006
Shares sold	44,600,000	174,550,000
Shares redeemed	(49,250,000)	(183,940,000)
Shares outstanding, end of period	53,830,006	58,480,006

See Notes to Financial Statements.
58	www.graniteshares.com

GraniteShares 2x Long AAPL Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$178,788	$473,528
Net realized gain	4,157,474	5,751,809
Net change in unrealized appreciation/depreciation	12,736,006	(6,120,450)
Net increase in net assets resulting from operations	17,072,268	104,887

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,197,804)	–
Total distributions	(1,197,804)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	36,559,523	158,360,031
Cost of shares redeemed	(53,684,985)	(164,277,279)
Net decrease from capital share transactions	(17,125,462)	(5,917,248)
Net decrease in net assets	(1,250,998)	(5,812,361)

NET ASSETS:
Beginning of period	29,407,986	35,220,347
End of period	$28,156,988	$29,407,986

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,460,001	1,390,001
Shares sold	1,520,000	7,820,000
Shares redeemed	(2,100,000)	(7,750,000)
Shares outstanding, end of period	880,001	1,460,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	59

GraniteShares 2x Long COIN Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(834,344)	$6,353,772
Net realized gain/(loss)	49,672,995	(674,337,237)
Net change in unrealized appreciation/depreciation	(715,534,376)	860,284,163
Net increase/(decrease) in net assets resulting from operations	(666,695,725)	192,300,698

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,292,016,257	2,283,551,625
Cost of shares redeemed	(1,084,113,887)	(2,040,332,574)
Net increase from capital share transactions	207,902,370	243,219,051
Net increase/(decrease) in net assets	(458,793,355)	435,519,749

NET ASSETS:
Beginning of period	923,024,020	487,504,271
End of period	$464,230,665	$923,024,020

CAPITAL SHARE TRANSACTIONS:
Beginning shares	20,000,001	10,730,001
Shares sold	37,070,000	68,910,000
Shares redeemed	(25,400,000)	(59,640,000)
Shares outstanding, end of period	31,670,001	20,000,001

See Notes to Financial Statements.
60	www.graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$110,450	$370,634
Net realized gain	284,681	2,930,892
Net change in unrealized appreciation	5,819,833	2,060,314
Net increase in net assets resulting from operations	6,214,964	5,361,840

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	74,128,566	190,452,643
Cost of shares redeemed	(60,725,204)	(190,126,729)
Net increase from capital share transactions	13,403,362	325,914
Net increase in net assets	19,618,326	5,687,754

NET ASSETS:
Beginning of period	13,670,308	7,982,554
End of period	$33,288,634	$13,670,308

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,090,001	1,020,001
Shares sold	4,460,000	15,620,000
Shares redeemed	(3,770,000)	(15,550,000)
Shares outstanding, end of period	1,780,001	1,090,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	61

GraniteShares 2x Short NVDA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$1,339,569	$2,484,380
Net realized loss	(92,064,024)	(51,459,333)
Net change in unrealized appreciation/depreciation	37,270,265	(31,945,174)
Net decrease in net assets resulting from operations	(53,454,190)	(80,920,127)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(11,523,207)	(6,044,171)
Total distributions	(11,523,207)	(6,044,171)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	665,947,797	987,706,472
Cost of shares redeemed	(668,165,868)	(821,860,215)
Net increase/(decrease) from capital share transactions	(2,218,071)	165,846,257
Net increase/(decrease) in net assets	(67,195,468)	78,881,959

NET ASSETS:
Beginning of period	157,263,028	78,381,069
End of period	$90,067,560	$157,263,028

CAPITAL SHARE TRANSACTIONS:*
Beginning shares	12,447,577	1,419,200
Shares sold	73,420,000	37,173,200
Shares redeemed	(73,280,000)	(26,144,823)
Shares outstanding, end of period	12,587,577	12,447,577

*	The Fund had a 1 for 25 reverse stock split after the close of business November 4, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
62	www.graniteshares.com

GraniteShares 2x Long TSLA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$251,026	$1,653,653
Net realized gain/(loss)	45,655,445	(80,349,363)
Net change in unrealized appreciation	106,182,627	80,903,985
Net increase in net assets resulting from operations	152,089,098	2,208,275

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	326,115,907	478,695,663
Cost of shares redeemed	(386,115,762)	(262,961,750)
Net increase/(decrease) from capital share transactions	(59,999,855)	215,733,913
Net increase in net assets	92,089,243	217,942,188

NET ASSETS:
Beginning of period	256,250,017	38,307,829
End of period	$348,339,260	$256,250,017

CAPITAL SHARE TRANSACTIONS:
Beginning shares	13,550,001	2,750,000
Shares sold	11,030,000	22,590,001
Shares redeemed	(13,700,000)	(11,790,000)
Shares outstanding, end of period	10,880,001	13,550,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	63

GraniteShares 2x Short TSLA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$938,923	$1,343,732
Net realized loss	(66,984,161)	(80,118,067)
Net change in unrealized appreciation/depreciation	(1,998,769)	5,957,313
Net decrease in net assets resulting from operations	(68,044,007)	(72,817,022)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,099,207)	–
Total distributions	(6,099,207)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	409,480,137	582,725,357
Cost of shares redeemed	(354,921,968)	(429,694,747)
Net increase from capital share transactions	54,558,169	153,030,610
Net increase/(decrease) in net assets	(19,585,045)	80,213,588

NET ASSETS:
Beginning of period	87,201,804	6,988,216
End of period	$67,616,759	$87,201,804

CAPITAL SHARE TRANSACTIONS:*
Beginning shares	3,808,982	22,500
Shares sold	36,280,000	13,409,500
Shares redeemed	(31,330,000)	(9,623,018)
Shares outstanding, end of period	8,758,982	3,808,982

*	The Fund had a 1 for 20 reverse stock split after the close of business January 10, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
64	www.graniteshares.com

GraniteShares 2x Long AMD Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(297,362)	$6,199,312
Net realized gain/(loss)	144,179,444	(312,457,091)
Net change in unrealized appreciation	330,282,644	238,967,522
Net increase/(decrease) in net assets resulting from operations	474,164,726	(67,290,257)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	801,985,953	708,730,693
Cost of shares redeemed	(1,158,734,730)	(236,938,816)
Net increase/(decrease) from capital share transactions	(356,748,777)	471,791,877
Net increase in net assets	117,415,949	404,501,620

NET ASSETS:
Beginning of period	459,582,679	55,081,059
End of period	$576,998,628	$459,582,679

CAPITAL SHARE TRANSACTIONS:
Beginning shares	53,920,000	3,350,000
Shares sold	60,530,000	81,540,000
Shares redeemed	(77,320,000)	(30,970,000)
Shares outstanding, end of period	37,130,000	53,920,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	65

GraniteShares 2x Long AMZN Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$445,142	$920,025
Net realized gain/(loss)	2,827,417	(5,765,260)
Net change in unrealized appreciation	4,396,653	7,464,290
Net increase in net assets resulting from operations	7,669,212	2,619,055

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	67,998,158	80,391,715
Cost of shares redeemed	(69,521,543)	(50,574,788)
Net increase/(decrease) from capital share transactions	(1,523,385)	29,816,927
Net increase in net assets	6,145,827	32,435,982

NET ASSETS:
Beginning of period	49,488,830	17,052,848
End of period	$55,634,657	$49,488,830

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,600,000	580,000
Shares sold	2,210,000	2,890,000
Shares redeemed	(2,040,000)	(1,870,000)
Shares outstanding, end of period	1,770,000	1,600,000

See Notes to Financial Statements.
66	www.graniteshares.com

GraniteShares 2x Long MSFT Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$226,347	$588,845
Net realized loss	(4,021,166)	(4,346,978)
Net change in unrealized appreciation/depreciation	(2,752,514)	7,625,352
Net increase/(decrease) in net assets resulting from operations	(6,547,333)	3,867,219

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	50,640,471	59,033,256
Cost of shares redeemed	(18,294,088)	(53,292,266)
Net increase from capital share transactions	32,346,383	5,740,990
Net increase in net assets	25,799,050	9,608,209

NET ASSETS:
Beginning of period	19,879,068	10,270,859
End of period	$45,678,118	$19,879,068

CAPITAL SHARE TRANSACTIONS:
Beginning shares	660,000	370,000
Shares sold	1,620,000	2,580,000
Shares redeemed	(600,000)	(2,290,000)
Shares outstanding, end of period	1,680,000	660,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	67

GraniteShares 2x Short COIN Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025*
	(Unaudited)*
OPERATIONS:
Net investment income	$249,551	$113,758
Net realized loss	(5,347,220)	(5,108,203)
Net change in unrealized appreciation/depreciation	23,883,744	(7,902,743)
Net increase/(decrease) in net assets resulting from operations	18,786,075	(12,897,188)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(197,547)	(64,112)
Total distributions	(197,547)	(64,112)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	99,527,732	99,677,509
Cost of shares redeemed	(132,239,198)	(50,028,438)
Net increase/(decrease) from capital share transactions	(32,711,466)	49,649,071
Net increase/(decrease) in net assets	(14,122,938)	36,687,771

NET ASSETS:
Beginning of period	36,687,771	–
End of period	$22,564,833	$36,687,771

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	760,000	–
Shares sold	2,461,500	1,193,000
Shares redeemed	(2,890,500)	(433,000)
Shares outstanding, end of period	331,000	760,000

*	Effective May 5, 2025 the fund changed its name from 1x Short Coin Daily ETF to 2x Short Coin Daily ETF.
(a)	The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements

See Notes to Financial Statements.
68	www.graniteshares.com

GraniteShares 2x Long PLTR Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(1,026,893)	$1,707,566
Net realized gain	96,459,430	44,353,702
Net change in unrealized appreciation	167,042,977	431,308,306
Net increase in net assets resulting from operations	262,475,514	477,369,574

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(34,638,390)	–
Total distributions	(34,638,390)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	514,849,865	2,558,746,853
Cost of shares redeemed	(640,044,574)	(2,549,293,756)
Net increase/(decrease) from capital share transactions	(125,194,709)	9,453,097
Net increase in net assets	102,642,415	486,822,671

NET ASSETS:
Beginning of period	486,822,671	–
End of period	$589,465,086	$486,822,671

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	25,050,015	–
Shares sold	19,880,000	180,750,015
Shares redeemed	(22,870,000)	(155,700,000)
Shares outstanding, end of period	22,060,015	25,050,015

(a)	The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	69

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$115,804	$247,342
Net realized gain/(loss)	(2,919,623)	6,687,354
Net change in unrealized appreciation/depreciation	(6,393,805)	15,131,962
Net increase/(decrease) in net assets resulting from operations	(9,197,624)	22,066,658

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,592,921)	–
Total distributions	(2,592,921)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	35,091,986	175,270,601
Cost of shares redeemed	(23,520,445)	(168,016,373)
Net increase from capital share transactions	11,571,541	7,254,228
Net increase/(decrease) in net assets	(219,004)	29,320,886

NET ASSETS:
Beginning of period	29,320,886	–
End of period	$29,101,882	$29,320,886

CAPITAL SHARE TRANSACTIONS:
Beginning shares	880,001	–
Shares sold	1,200,000	6,620,001
Shares redeemed	(710,000)	(5,740,000)
Shares outstanding, end of period	1,370,001	880,001

See Notes to Financial Statements.
70	www.graniteshares.com

GraniteShares 2x Long MU Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(30,099)	$37,188
Net realized gain/(loss)	(8,294,563)	1,212,726
Net change in unrealized appreciation	50,145,137	4,845,767
Net increase in net assets resulting from operations	41,820,475	6,095,681

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(322,543)	–
Total distributions	(322,543)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	88,862,892	57,169,999
Cost of shares redeemed	(55,677,134)	(54,476,492)
Net increase from capital share transactions	33,185,758	2,693,507
Net increase in net assets	74,683,690	8,789,188

NET ASSETS:
Beginning of period	8,789,188	–
End of period	$83,472,878	$8,789,188

CAPITAL SHARE TRANSACTIONS:
Beginning shares	410,001	–
Shares sold	1,850,000	3,490,001
Shares redeemed	(1,330,000)	(3,080,000)
Shares outstanding, end of period	930,001	410,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	71

GraniteShares 2x Long TSM Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(6,015)	$65,445
Net realized loss	(2,481,625)	(2,882,165)
Net change in unrealized appreciation	11,337,997	6,483,056
Net increase in net assets resulting from operations	8,850,357	3,666,336

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	20,472,746	19,218,114
Cost of shares redeemed	(15,338,606)	(8,823,721)
Net increase from capital share transactions	5,134,140	10,394,393
Net increase in net assets	13,984,497	14,060,729

NET ASSETS:
Beginning of period	14,060,729	–
End of period	$28,045,226	$14,060,729

CAPITAL SHARE TRANSACTIONS:
Beginning shares	510,001	–
Shares sold	530,000	920,001
Shares redeemed	(400,000)	(410,000)
Shares outstanding, end of period	640,001	510,001

See Notes to Financial Statements.
72	www.graniteshares.com

GraniteShares 2x Long CRWD Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$161,472	$139,500
Net realized gain/(loss)	1,629,882	(5,162,972)
Net change in unrealized appreciation/depreciation	(4,972,053)	14,649,324
Net increase/(decrease) in net assets resulting from operations	(3,180,699)	9,625,852

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	29,136,919	65,403,657
Cost of shares redeemed	(37,081,242)	(39,902,281)
Net increase/(decrease) from capital share transactions	(7,944,323)	25,501,376
Net increase/(decrease) in net assets	(11,125,022)	35,127,228

NET ASSETS:
Beginning of period	35,127,228	–
End of period	$24,002,206	$35,127,228

CAPITAL SHARE TRANSACTIONS:
Beginning shares	830,001	–
Shares sold	950,000	2,150,001
Shares redeemed	(1,000,000)	(1,320,000)
Shares outstanding, end of period	780,001	830,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	73

GraniteShares 2x Long SMCI Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period December 10, 2024 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$308,231	$269,618
Net realized loss	(5,658,370)	(32,918,455)
Net change in unrealized appreciation/depreciation	(45,738,218)	35,983,441
Net increase/(decrease) in net assets resulting from operations	(51,088,357)	3,334,604

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	103,288,086	157,906,377
Cost of shares redeemed	(82,011,126)	(88,096,180)
Net increase from capital share transactions	21,276,960	69,810,197
Net increase/(decrease) in net assets	(29,811,397)	73,144,801

NET ASSETS:
Beginning of period	73,144,801	–
End of period	$43,333,404	$73,144,801

CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,000,000	–
Shares sold	10,480,000	9,720,000
Shares redeemed	(4,900,000)	(5,720,000)
Shares outstanding, end of period	9,580,000	4,000,000

See Notes to Financial Statements.
74	www.graniteshares.com

GraniteShares 2x Long QCOM Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$85,810	$8,537
Net realized loss	(2,592,536)	(205,320)
Net change in unrealized appreciation	1,298,952	603,210
Net increase/(decrease) in net assets resulting from operations	(1,207,774)	406,427

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	28,147,730	5,312,026
Cost of shares redeemed	(14,380,474)	(2,538,968)
Net increase from capital share transactions	13,767,256	2,773,058
Net increase in net assets	12,559,482	3,179,485

NET ASSETS:
Beginning of period	3,179,485	–
End of period	$15,738,967	$3,179,485

CAPITAL SHARE TRANSACTIONS:
Beginning shares	160,001	–
Shares sold	1,260,000	300,001
Shares redeemed	(680,000)	(140,000)
Shares outstanding, end of period	740,001	160,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	75

GraniteShares 2x Long DELL Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$23,778	$18,796
Net realized loss	(1,558,236)	(1,324,934)
Net change in unrealized appreciation	553,778	3,929,476
Net increase/(decrease) in net assets resulting from operations	(980,680)	2,623,338

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,240,144	10,446,817
Cost of shares redeemed	(11,609,919)	(5,965,047)
Net increase from capital share transactions	7,630,225	4,481,770
Net increase in net assets	6,649,545	7,105,108

NET ASSETS:
Beginning of period	7,105,108	–
End of period	$13,754,653	$7,105,108

CAPITAL SHARE TRANSACTIONS:
Beginning shares	290,001	–
Shares sold	700,000	670,001
Shares redeemed	(390,000)	(380,000)
Shares outstanding, end of period	600,001	290,001

See Notes to Financial Statements.
76	www.graniteshares.com

GraniteShares 2x Long INTC Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$127,357	$146,441
Net realized gain/(loss)	2,506,375	(8,399,243)
Net change in unrealized appreciation	53,005,042	4,230,874
Net increase/(decrease) in net assets resulting from operations	55,638,774	(4,021,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	126,289,555	57,748,821
Cost of shares redeemed	(100,749,958)	(30,968,590)
Net increase from capital share transactions	25,539,597	26,780,231
Net increase in net assets	81,178,371	22,758,303

NET ASSETS:
Beginning of period	22,758,303	–
End of period	$103,936,674	$22,758,303

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,150,001	–
Shares sold	3,940,000	2,780,001
Shares redeemed	(2,680,000)	(1,630,000)
Shares outstanding, end of period	2,410,001	1,150,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	77

GraniteShares 2x Long MARA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$628,867	$79,384
Net realized loss	(100,637,916)	(4,211,360)
Net change in unrealized appreciation/depreciation	(7,953,382)	5,254,268
Net increase/(decrease) in net assets resulting from operations	(107,962,431)	1,122,292

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	137,293,743	45,842,252
Cost of shares redeemed	(30,321,327)	(5,222,512)
Net increase from capital share transactions	106,972,416	40,619,740
Net increase/(decrease) in net assets	(990,015)	41,742,032

NET ASSETS:
Beginning of period	41,742,032	–
End of period	$40,752,017	$41,742,032

CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,110,001	–
Shares sold	8,330,000	2,430,001
Shares redeemed	(1,520,000)	(320,000)
Shares outstanding, end of period	8,920,001	2,110,001

See Notes to Financial Statements.
78	www.graniteshares.com

GraniteShares 2x Long MRVL Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$105,553	$28,270
Net realized gain/(loss)	13,734,660	(744,025)
Net change in unrealized appreciation	7,819,391	7,073,064
Net increase in net assets resulting from operations	21,659,604	6,357,309

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	131,144,096	20,746,317
Cost of shares redeemed	(134,527,665)	(6,456,976)
Net increase/(decrease) from capital share transactions	(3,383,569)	14,289,341
Net increase in net assets	18,276,035	20,646,650

NET ASSETS:
Beginning of period	20,646,650	–
End of period	$38,922,685	$20,646,650

CAPITAL SHARE TRANSACTIONS:
Beginning shares	900,001	–
Shares sold	8,330,000	1,270,001
Shares redeemed	(7,420,000)	(370,000)
Shares outstanding, end of period	1,810,001	900,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	79

GraniteShares 2x Long IONQ Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:

Net investment income	$223,445	$22,947
Net realized loss	(23,764,110)	(1,504,661)
Net change in unrealized appreciation/depreciation	(5,013,740)	3,462,114
Net increase/(decrease) in net assets resulting from operations	(28,554,405)	1,980,400

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	93,725,281	14,549,809
Cost of shares redeemed	(26,649,151)	(2,785,925)
Net increase from capital share transactions	67,076,130	11,763,884
Net increase in net assets	38,521,725	13,744,284

NET ASSETS:
Beginning of period	13,744,284	–
End of period	$52,266,009	$13,744,284

CAPITAL SHARE TRANSACTIONS:
Beginning shares	280,001	–
Shares sold	1,700,000	370,001
Shares redeemed	(390,000)	(90,000)
Shares outstanding, end of period	1,590,001	280,001

See Notes to Financial Statements.
80	www.graniteshares.com

GraniteShares 2x Long VRT Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$45,187	$7,624
Net realized loss	(5,019,469)	(645,872)
Net change in unrealized appreciation	8,504,049	4,599,505
Net increase in net assets resulting from operations	3,529,767	3,961,257

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	32,499,347	6,774,710
Cost of shares redeemed	(13,691,783)	(2,237,316)
Net increase from capital share transactions	18,807,564	4,537,394
Net increase in net assets	22,337,331	8,498,651

NET ASSETS:
Beginning of period	8,498,651	–
End of period	$30,835,982	$8,498,651

CAPITAL SHARE TRANSACTIONS:
Beginning shares	220,001	–
Shares sold	650,000	330,001
Shares redeemed	(250,000)	(110,000)
Shares outstanding, end of period	620,001	220,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	81

GraniteShares 2x Long RDDT Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$295,794	$50,144
Net realized loss	(6,417,023)	(2,732,974)
Net change in unrealized appreciation	33,405,992	12,343,783
Net increase in net assets resulting from operations	27,284,763	9,660,953

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	82,545,990	32,479,638
Cost of shares redeemed	(70,915,354)	(15,844,031)
Net increase from capital share transactions	11,630,636	16,635,607
Net increase in net assets	38,915,399	26,296,560

NET ASSETS:
Beginning of period	26,296,560	–
End of period	$65,211,959	$26,296,560

CAPITAL SHARE TRANSACTIONS:
Beginning shares	920,001	–
Shares sold	1,870,000	1,890,001
Shares redeemed	(1,490,000)	(970,000)
Shares outstanding, end of period	1,300,001	920,001

See Notes to Financial Statements.
82	www.graniteshares.com

GraniteShares 2x Long LCID Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$69,426	$13,781
Net realized loss	(9,648,053)	(405,739)
Net change in unrealized depreciation	(742,480)	(296,553)
Net decrease in net assets resulting from operations	(10,321,107)	(688,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	24,831,113	5,749,617
Cost of shares redeemed	(13,281,923)	(1,318,936)
Net increase from capital share transactions	11,549,190	4,430,681
Net increase in net assets	1,228,083	3,742,170

NET ASSETS:
Beginning of period	3,742,170	–
End of period	$4,970,253	$3,742,170

CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,001	–
Shares sold	2,180,000	260,001
Shares redeemed	(850,000)	(60,000)
Shares outstanding, end of period	1,530,001	200,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	83

GraniteShares 2x Long RIVN Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$51,317	$5,181
Net realized gain/(loss)	(1,084,684)	287,790
Net change in unrealized appreciation	5,872,356	18,400
Net increase in net assets resulting from operations	4,838,989	311,371

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,491,549	1,863,976
Cost of shares redeemed	(10,162,873)	(750,704)
Net increase from capital share transactions	3,328,676	1,113,272
Net increase in net assets	8,167,665	1,424,643

NET ASSETS:
Beginning of period	1,424,643	–
End of period	$9,592,308	$1,424,643

CAPITAL SHARE TRANSACTIONS:
Beginning shares	40,001	–
Shares sold	380,000	60,001
Shares redeemed	(250,000)	(20,000)
Shares outstanding, end of period	170,001	40,001

See Notes to Financial Statements.
84	www.graniteshares.com

GraniteShares 2x Long MSTR Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$19,882	$1,031
Net realized loss	(4,172,329)	(30,632)
Net change in unrealized appreciation/depreciation	(73,752)	73,452
Net increase/(decrease) in net assets resulting from operations	(4,226,199)	43,851

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,382,914	967,018
Cost of shares redeemed	(3,804,233)	(228,452)
Net increase from capital share transactions	6,578,681	738,566
Net increase in net assets	2,352,482	782,417

NET ASSETS:
Beginning of period	782,417	–
End of period	$3,134,899	$782,417

CAPITAL SHARE TRANSACTIONS:
Beginning shares	30,001	–
Shares sold	1,490,000	40,001
Shares redeemed	(380,000)	(10,000)
Shares outstanding, end of period	1,140,001	30,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	85

GraniteShares 2x Short MSTR Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025	For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
	(Unaudited)
OPERATIONS:
Net investment income	$5,316	$939
Net realized loss	(387,506)	(16,814)
Net change in unrealized appreciation/depreciation	1,866,412	(41,697)
Net increase/(decrease) in net assets resulting from operations	1,484,222	(57,572)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,785,856	750,025
Cost of shares redeemed	(6,157,418)	–
Net increase from capital share transactions	628,438	750,025
Net increase in net assets	2,112,660	692,453

NET ASSETS:
Beginning of period	692,453	–
End of period	$2,805,113	$692,453

CAPITAL SHARE TRANSACTIONS:
Beginning shares	30,001	–
Shares sold	170,000	30,001
Shares redeemed	(170,000)	–
Shares outstanding, end of period	30,001	30,001

See Notes to Financial Statements.
86	www.graniteshares.com

GraniteShares 2x Long NOW Daily ETF	Statement of Changes in Net Assets

For the Period July 14, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$44,028
Net realized loss	(1,354,580)
Net change in unrealized depreciation	(1,137,898)
Net decrease in net assets resulting from operations	(2,448,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,717,884
Cost of shares redeemed	(4,976,311)
Net increase from capital share transactions	8,741,573
Net increase in net assets	6,293,123

NET ASSETS:
Beginning of period	–
End of period	$6,293,123

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	680,001
Shares redeemed	(240,000)
Shares outstanding, end of period	440,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	87

GraniteShares 2x Long PDD Daily ETF	Statement of Changes in Net Assets

For the Period July 14, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$19,106
Net realized loss	(91,737)
Net change in unrealized appreciation	28,958
Net decrease in net assets resulting from operations	(43,673)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(20,678)
Total distributions	(20,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,789,544
Cost of shares redeemed	(2,531,237)
Net increase from capital share transactions	6,258,307
Net increase in net assets	6,193,956

NET ASSETS:
Beginning of period	–
End of period	$6,193,956

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	290,001
Shares redeemed	(70,000)
Shares outstanding, end of period	220,001

See Notes to Financial Statements.
88	www.graniteshares.com

GraniteShares 2x Long AVGO Daily ETF	Statement of Changes in Net Assets

For the Period July 14, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$48,781
Net realized loss	(853,908)
Net change in unrealized appreciation	624,476
Net decrease in net assets resulting from operations	(180,651)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	28,382,388
Cost of shares redeemed	(3,707,583)
Net increase from capital share transactions	24,674,805
Net increase in net assets	24,494,154

NET ASSETS:
Beginning of period	–
End of period	$24,494,154

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	810,001
Shares redeemed	(100,000)
Shares outstanding, end of period	710,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	89

GraniteShares 2x Long ETOR Daily ETF	Statement of Changes in Net Assets

For the Period September 2, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment loss	$(4,113)
Net realized loss	(902,674)
Net change in unrealized appreciation	27,015
Net decrease in net assets resulting from operations	(879,772)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,484,373
Cost of shares redeemed	(754,877)
Net increase from capital share transactions	2,729,496
Net increase in net assets	1,849,724

NET ASSETS:
Beginning of period	–
End of period	$1,849,724

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	190,001
Shares redeemed	(40,000)
Shares outstanding, end of period	150,001

See Notes to Financial Statements.
90	www.graniteshares.com

GraniteShares 2x Long BULL Daily ETF	Statement of Changes in Net Assets

For the Period September 2, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment loss	$(7,856)
Net realized loss	(2,629,046)
Net change in unrealized depreciation	(325,958)
Net decrease in net assets resulting from operations	(2,962,860)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,612,859
Cost of shares redeemed	(2,099,998)
Net increase from capital share transactions	4,512,861
Net increase in net assets	1,550,001

NET ASSETS:
Beginning of period	–
End of period	$1,550,001

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	350,001
Shares redeemed	(130,000)
Shares outstanding, end of period	220,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	91

GraniteShares 2x Long ISRG Daily ETF	Statement of Changes in Net Assets

For the Period October 6, 2025 (Commencement of Operations) to December 31, 2025

OPERATIONS:
Net investment income	$5,315
Net realized gain	547,187
Net change in unrealized appreciation	1,114,027
Net increase in net assets resulting from operations	1,666,529

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,502,767
Cost of shares redeemed	(5,156,414)
Net increase from capital share transactions	1,346,353
Net increase in net assets	3,012,882

NET ASSETS:
Beginning of period	–
End of period	$3,012,882

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	230,001
Shares redeemed	(150,000)
Shares outstanding, end of period	80,001

See Notes to Financial Statements.
92	www.graniteshares.com

GraniteShares 2x Long NBIS Daily ETF	Statement of Changes in Net Assets

For the Period October 6, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$202,997
Net realized loss	(18,022,112)
Net change in unrealized depreciation	(7,512,052)
Net decrease in net assets resulting from operations	(25,331,167)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	79,013,015
Cost of shares redeemed	(8,804,413)
Net increase from capital share transactions	70,208,602
Net increase in net assets	44,877,435

NET ASSETS:
Beginning of period	–
End of period	$44,877,435

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	5,540,001
Shares redeemed	(570,000)
Shares outstanding, end of period	4,970,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	93

GraniteShares 2x Long GOOGL Daily ETF	Statement of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations) to December 31, 2025

OPERATIONS:
Net investment income	$1,882
Net realized loss	(7,440)
Net change in unrealized depreciation	(14,513)
Net decrease in net assets resulting from operations	(20,071)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,000,174
Cost of shares redeemed	(518,329)
Net increase from capital share transactions	1,481,845
Net increase in net assets	1,461,774

NET ASSETS:
Beginning of period	–
End of period	$1,461,774

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	80,001
Shares redeemed	(20,000)
Shares outstanding, end of period	60,001

See Notes to Financial Statements.
94	www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) June 30, 2023

NET ASSET VALUE, BEGINNING OF PERIOD	$24.88		$13.04	$19.42	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07		0.34	0.08	0.00
Net realized and unrealized gain/(loss)	11.09		11.50	(6.46)	(5.58)
Total from investment operations	11.16		11.84	(6.38)	(5.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	11.16		11.84	(6.38)	(5.58)
NET ASSET VALUE, END OF PERIOD	$36.04		$24.88	$13.04	$19.42
TOTAL RETURN(b)	44.86%		90.80%	(32.85)%	(22.29)%
MARKET VALUE TOTAL RETURN(c)	44.83%		90.72%	(32.87)%	(25.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$162,183		$80,863	$18,909	$3,495

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.11	%(d)	1.23%	1.52%	3.60	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.08	%(d)	1.15%	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	0.37	%(d)	1.38%	0.54%	0.03	%(d)
Portfolio turnover rate	0%		0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	95

GraniteShares 2x Long META Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*

NET ASSET VALUE, BEGINNING OF PERIOD	$45.73		$26.71	$18.20	$5.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.15		0.51	0.21	0.07
Net realized and unrealized gain/(loss)	(12.65)		18.51	16.31	13.13
Total from investment operations	(12.50)		19.02	16.52	13.20

DISTRIBUTIONS:
From net investment income	–		–	(7.89)	–
From realized gains	(0.67)		–	(0.12)	–
Total distributions	(0.67)		–	(8.01)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(13.17)		19.02	8.51	13.20
NET ASSET VALUE, END OF PERIOD	$32.56		$45.73	$26.71	$18.20
TOTAL RETURN(b)	(27.32)%		71.21%	121.19%	264.19%
MARKET VALUE TOTAL RETURN(c)	(27.42)%		71.38%	121.22%	237.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$379,651		$166,897	$109,507	$6,371

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.05	%(d)	1.13%	1.22%	3.48	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.03	%(d)	1.09%	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	0.83	%(d)	1.55%	0.86%	1.07	%(d)
Portfolio turnover rate	0%		0%	0%	0%

*	The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
96	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$70.50		$69.60	$14.06	$4.17

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.28)		0.01	(0.18)	0.06
Net realized and unrealized gain	17.77		0.89	57.41	9.83
Total from investment operations	17.49		0.90	57.23	9.89

DISTRIBUTIONS:
From net investment income	–		–	(1.61)	–
From realized gains	–		–	(0.08)	–
Total distributions	–		–	(1.69)	–

NET INCREASE IN NET ASSET VALUE	17.49		0.90	55.54	9.89
NET ASSET VALUE, END OF PERIOD	$87.99		$70.50	$69.60	$14.06
TOTAL RETURN(b)	24.81%		1.29%	450.96%	237.62%
MARKET VALUE TOTAL RETURN(c)	25.01%		1.22%	452.02%	222.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,736,722		$4,123,032	$4,723,515	$118,957

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.03	%(d)	1.05%	1.06%	1.57	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.02	%(d)	1.05%	1.06%	1.15	%(d)
Ratio of net investment income/(loss) to average net assets	(0.65	)%(d)	0.02%	(0.49)%	1.13	%(d)
Portfolio turnover rate	0%		10597%	11811%	0%

*	The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	97

GraniteShares 2x Long AAPL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$20.14		$25.34	$29.38	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.16		0.51	0.10	0.09
Net realized and unrealized gain/(loss)	13.11		(5.71)	0.17	4.29
Total from investment operations	13.27		(5.20)	0.27	4.38

DISTRIBUTIONS:
From net investment income	–		–	(4.31)	–
From realized gains	(1.41)		–	–	–
Total distributions	(1.41)		–	(4.31)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	11.86		(5.20)	(4.04)	4.38
NET ASSET VALUE, END OF PERIOD	$32.00		$20.14	$25.34	$29.38
TOTAL RETURN(b)	65.79%		(20.52)%	2.32%	17.57%
MARKET VALUE TOTAL RETURN(c)	66.05%		(20.47)%	2.42%	17.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$28,157		$29,408	$35,220	$3,525

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.24	%(d)	1.41%	1.65%	5.09	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	1.14	%(d)	1.96%	0.47%	0.44	%(d)
Portfolio turnover rate	0%		0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
98	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$46.15		$45.43	$10.26	$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.03)		0.26	(0.27)	0.01
Net realized and unrealized gain/(loss)	(31.46)		0.46	35.55	(14.75)
Total from investment operations	(31.49)		0.72	35.28	(14.74)

DISTRIBUTIONS:
From net investment income	–		–	(0.11)	–
Total distributions	–		–	(0.11)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(31.49)		0.72	35.17	(14.74)
NET ASSET VALUE, END OF PERIOD	$14.66		$46.15	$45.43	$10.26
TOTAL RETURN(b)	(68.23)%		1.58%	343.82%	(58.94)%
MARKET VALUE TOTAL RETURN(c)	(68.21)%		1.50%	344.36%	(51.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$464,231		$923,024	$487,504	$7,594

RATIOS TO AVERAGE NET ASSETS

Ratio of expenses excluding waiver/reimbursement to average net assets	1.03	%(d)	1.06%	1.12%	2.46	%(d)

Ratio of expenses including waiver/reimbursement to average net assets	1.02	%(d)	1.04%	1.10%	1.15	%(d)

Ratio of net investment income/(loss) to average net assets	(0.21	)%(d)	0.83%	(0.57)%	0.17	%(d)
Portfolio turnover rate	0%		0%	44577%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	99

GraniteShares 1.25x Long TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54		$7.83	$19.64	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.09		0.30	0.12	0.11
Net realized and unrealized gain/(loss)	6.07		4.41	(5.27)	(5.47)
Total from investment operations	6.16		4.71	(5.15)	(5.36)

DISTRIBUTIONS:
From net investment income	–		–	(6.59)	–
From return of capital	–		–	(0.07)	–
Total distributions	–		–	(6.66)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	6.16		4.71	(11.81)	(5.36)
NET ASSET VALUE, END OF PERIOD	$18.70		$12.54	$7.83	$19.64
TOTAL RETURN(b)	49.12%		60.15%	(37.53)%	(21.44)%
MARKET VALUE TOTAL RETURN(c)	49.12%		60.36%	(37.45)%	(19.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$33,289		$13,670	$7,983	$7,265

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.41	%(d)	1.55%	1.98%	2.67	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	1.11	%(d)	2.41%	1.09%	0.89	%(d)
Portfolio turnover rate	0%		0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
100	www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025*	For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$12.63		$55.25	$625.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.08		0.82	(0.25)
Net realized and unrealized loss	(4.70)		(40.83)	(494.50)
Total from investment operations	(4.62)		(40.01)	(494.75)

DISTRIBUTIONS:
From net investment income	(0.85)		(2.61)	(37.50)
From realized gains	–		–	(37.50)
Total distributions	(0.85)		(2.61)	(75.00)

NET (DECREASE) IN NET ASSET VALUE	(5.47)		(42.62)	(569.75)
NET ASSET VALUE, END OF PERIOD	$7.16		$12.63	$55.25
TOTAL RETURN(b)	(36.48)%		(75.07)%	(89.77)%
MARKET VALUE TOTAL RETURN(c)	(36.53)%		(75.16)%	(89.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$90,068		$157,263	$78,381

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.37	%(d)	1.48%	1.74	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.28	%(d)	1.35%	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	1.72	%(d)	2.95%	(0.41	)%(d)
Portfolio turnover rate	0%		0%	0%

*	The Fund had a 1 for 25 reverse stock split after the close of business November 4, 2024. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	101

GraniteShares 2x Long TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$18.91		$13.93		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.02		0.25		(0.01)
Net realized and unrealized gain/(loss)	13.09		4.73		(11.06)
Total from investment operations	13.11		4.98		(11.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	13.11		4.98		(11.07)
NET ASSET VALUE, END OF PERIOD	$32.02		$18.91		$13.93
TOTAL RETURN(b)	69.33%		35.75%		(44.26)%
MARKET VALUE TOTAL RETURN(c)	69.37%		35.58%		(44.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$348,339		$256,250		$38,308

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.02	%(d)	1.08%		1.99	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.95	%(d)	0.95	%(e)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	0.18	%(d)	1.14%		(0.09	)%(d)
Portfolio turnover rate	0%		0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Effective July 1, 2024, the investment adviser fee changed from 1.30% to 0.95% and the net expense limitation agreement changed from 1.50% to 0.95%. Refer to Note 5.

See Notes to Financial Statements.
102	www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025*		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$22.89		$310.60		$500.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.15		1.14		(1.00)
Net realized and unrealized loss	(14.67)		(288.85)		(111.20)
Total from investment operations	(14.52)		(287.71)		(112.20)

DISTRIBUTIONS:
From net investment income	(0.65)		–		(5.40)
From realized gains	–		–		(71.80)
Total distributions	(0.65)		–		(77.20)

NET (DECREASE) IN NET ASSET VALUE	(15.17)		(287.71)		(189.40)
NET ASSET VALUE, END OF PERIOD	$7.72		$22.89		$310.60
TOTAL RETURN(b)	(63.30)%		(92.63)%		(21.22)%
MARKET VALUE TOTAL RETURN(c)	(63.32)%		(92.63)%		(21.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$67,617		$87,202		$6,988

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.20	%(d)	1.24%		2.95	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.95	%(d)	0.95	%(e)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	2.39	%(d)	3.03%		(0.29	)%(d)
Portfolio turnover rate	0%		0%		0%

*	The Fund had a 1 for 20 reverse stock split after the close of business January 10, 2025. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Effective July 1, 2024, the investment adviser fee changed from 1.30% to 0.95% and the net expense limitation agreement changed from 1.50% to 0.95%. Refer to Note 5.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	103

GraniteShares 2x Long AMD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$8.52		$16.44	$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.01)		0.20	0.01
Net realized and unrealized gain/(loss)	7.03		(8.12)	(8.57)
Total from investment operations	7.02		(7.92)	(8.56)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	7.02		(7.92)	(8.56)
NET ASSET VALUE, END OF PERIOD	$15.54		$8.52	$16.44
TOTAL RETURN(b)	82.39%		(48.18)%	(34.24)%
MARKET VALUE TOTAL RETURN(c)	82.39%		(48.11)%	(34.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$576,999		$459,583	$55,081

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.04	%(d)	1.10%	1.44	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.03	%(d)	1.07%	1.15	%(d)
Ratio of net investment income/(loss) to average net assets	(0.09	)%(d)	2.92%	0.29	%(d)
Portfolio turnover rate	0%		0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
104	www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$30.93		$29.40	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.25		0.81	0.10
Net realized and unrealized gain	0.25		0.72	4.30
Total from investment operations	0.50		1.53	4.40

NET INCREASE IN NET ASSET VALUE	0.50		1.53	4.40
NET ASSET VALUE, END OF PERIOD	$31.43		$30.93	$29.40
TOTAL RETURN(b)	1.62%		5.20%	17.60%
MARKET VALUE TOTAL RETURN(c)	1.58%		5.10%	17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$55,635		$49,489	$17,053

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.18	%(d)	1.27%	2.28	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	1.54	%(d)	2.87%	1.31	%(d)
Portfolio turnover rate	0%		0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	105

GraniteShares 2x Long MSFT Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$30.12		$27.76	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.21		0.66	0.10
Net realized and unrealized gain/(loss)	(3.14)		1.70	2.66
Total from investment operations	(2.93)		2.36	2.76

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.93)		2.36	2.76
NET ASSET VALUE, END OF PERIOD	$27.19		$30.12	$27.76
TOTAL RETURN(b)	(9.73)%		8.50%	11.04%
MARKET VALUE TOTAL RETURN(c)	(9.64)%		8.32%	11.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$45,678		$19,879	$10,271

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.24	%(d)	1.40%	3.55	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	1.41	%(d)	2.89%	1.46	%(d)
Portfolio turnover rate	0%		0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
106	www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)#*		For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025#*
NET ASSET VALUE, BEGINNING OF PERIOD	$48.27		$500.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.55		2.44
Net realized and unrealized gain/(loss)	19.95		(450.88)
Total from investment operations	20.50		(448.44)

DISTRIBUTIONS:
From net investment income	(0.60)		(3.29)
Total distributions	(0.60)		(3.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	19.90		(451.73)
NET ASSET VALUE, END OF PERIOD	$68.17		$48.27
TOTAL RETURN(b)	2755.03%		(90.20)%
MARKET VALUE TOTAL RETURN(c)	2744.90%		(90.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$22,565		$36,688

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.25	%(d)	2.36	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.05	%(d)	1.33	%(d)(e)
Ratio of net investment income to average net assets	2.40	%(d)	2.68	%(d)
Portfolio turnover rate	0%		0%

*	Effective May 5, 2025 the fund changed its name from 1x Short Coin Daily ETF to 2x Short Coin Daily ETF.
#	The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Effective May 9, 2025, the investment adviser fee changed from 1.30% to 0.99% and the net expense limitation agreement changed from 1.50% to 1.15%. Refer to Note 5.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	107

GraniteShares 2x Long PLTR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)#		For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$19.43		$1.67

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.04)		0.07
Net realized and unrealized gain	8.88		17.69
Total from investment operations	8.84		17.76

DISTRIBUTIONS:
From net investment income	–		–
From realized gains	(1.55)		–
Total distributions	(1.55)		–

NET INCREASE IN NET ASSET VALUE	7.29		17.76
NET ASSET VALUE, END OF PERIOD	$26.72		$19.43
TOTAL RETURN(b)	44.92%		1066.04%
MARKET VALUE TOTAL RETURN(c)	44.91%		1067.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$589,465		$486,823

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.03	%(d)	1.05	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.01	%(d)	1.04	%(d)
Ratio of net investment income/(loss) to average net assets	(0.30	)%(d)	0.71	%(d)
Portfolio turnover rate	0%		17002	%(e)

#	The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
108	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		September 3, 2024
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$33.32		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.12		0.31
Net realized and unrealized gain/(loss)	(9.98)		8.01
Total from investment operations	(9.86)		8.32

DISTRIBUTIONS:
From net investment income	–		–
From realized gains	(2.22)		–
Total distributions	(2.22)		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(12.08)		8.32
NET ASSET VALUE, END OF PERIOD	$21.24		$33.32
TOTAL RETURN(b)	(29.58)%		33.28%
MARKET VALUE TOTAL RETURN(c)	(29.60)%		33.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$29,102		$29,321

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.22	%(d)	1.39	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	0.75	%(d)	1.63	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	109

GraniteShares 2x Long MU Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$21.44		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.05)		0.12
Net realized and unrealized gain/(loss)	68.72		(3.68)
Total from investment operations	68.67		(3.56)

DISTRIBUTIONS:
From net investment income	–		–
From realized gains	(0.35)		–
Total distributions	(0.35)		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	68.32		(3.56)
NET ASSET VALUE, END OF PERIOD	$89.76		$21.44
TOTAL RETURN(b)	320.17%		(14.24)%
MARKET VALUE TOTAL RETURN(c)	321.14%		(14.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$83,473		$8,789

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.62	%(d)	3.14	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	(0.21	)%(d)	1.34	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized

See Notes to Financial Statements.
110	www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$27.57		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.01)		0.20
Net realized and unrealized gain	16.26		2.37
Total from investment operations	16.25		2.57

NET INCREASE IN NET ASSET VALUE	16.25		2.57
NET ASSET VALUE, END OF PERIOD	$43.82		$27.57
TOTAL RETURN(b)	58.94%		10.28%
MARKET VALUE TOTAL RETURN(c)	59.03%		10.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$28,045		$14,061

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.61	%(d)	2.54	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	(0.05	)%(d)	1.58	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	111

GraniteShares 2x Long CRWD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$42.32		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.17		0.31
Net realized and unrealized gain/(loss)	(11.72)		17.01
Total from investment operations	(11.55)		17.32

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(11.55)		17.32
NET ASSET VALUE, END OF PERIOD	$30.77		$42.32
TOTAL RETURN(b)	(27.29)%		69.28%
MARKET VALUE TOTAL RETURN(c)	(26.98)%		69.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$24,002		$35,127

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.58	%(d)	1.92	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.97	%(d)	1.61	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
112	www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		December 10, 2024
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$18.29		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06		0.11
Net realized and unrealized loss	(13.83)		(6.82)
Total from investment operations	(13.77)		(6.71)

NET (DECREASE) IN NET ASSET VALUE	(13.77)		(6.71)
NET ASSET VALUE, END OF PERIOD	$4.52		$18.29
TOTAL RETURN(b)	(75.29)%		(26.84)%
MARKET VALUE TOTAL RETURN(c)	(75.31)%		(26.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$43,333		$73,145

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.43	%(d)	1.56	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.26	%(d)	1.49	%(d)
Ratio of net investment income to average net assets	1.01	%(d)	1.39	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	113

GraniteShares 2x Long QCOM Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		February 12, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$19.87		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.17		0.11
Net realized and unrealized gain/(loss)	1.23		(5.24)
Total from investment operations	1.40		(5.13)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.40		(5.13)
NET ASSET VALUE, END OF PERIOD	$21.27		$19.87
TOTAL RETURN(b)	7.05%		(20.52)%
MARKET VALUE TOTAL RETURN(c)	7.04%		(20.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$15,739		$3,180

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.79	%(d)	7.54	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	1.57	%(d)	1.71	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
114	www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		February 12, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$24.50		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.05		0.09
Net realized and unrealized loss	(1.63)		(0.59)
Total from investment operations	(1.58)		(0.50)

NET (DECREASE) IN NET ASSET VALUE	(1.58)		(0.50)
NET ASSET VALUE, END OF PERIOD	$22.92		$24.50
TOTAL RETURN(b)	(6.45)%		(2.00)%
MARKET VALUE TOTAL RETURN(c)	(6.64)%		(1.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$13,755		$7,105

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.72	%(d)	3.60	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.37	%(d)	1.29	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	115

GraniteShares 2x Long INTC Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		February 12, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$19.79		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06		0.16
Net realized and unrealized gain/(loss)	23.28		(5.37)
Total from investment operations	23.34		(5.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	23.34		(5.21)
NET ASSET VALUE, END OF PERIOD	$43.13		$19.79
TOTAL RETURN(b)	117.94%		(20.84)%
MARKET VALUE TOTAL RETURN(c)	118.63%		(21.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$103,937		$22,758

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.42	%(d)	1.89	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.38	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.32	%(d)	2.24	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
116	www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		March 6, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$19.78		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.13		0.10
Net realized and unrealized loss	(15.34)		(5.32)
Total from investment operations	(15.21)		(5.22)

NET (DECREASE) IN NET ASSET VALUE	(15.21)		(5.22)
NET ASSET VALUE, END OF PERIOD	$4.57		$19.78
TOTAL RETURN(b)	(76.90)%		(20.88)%
MARKET VALUE TOTAL RETURN(c)	(76.83)%		(20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$40,752		$41,742

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.45	%(d)	1.94	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.41	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	1.77	%(d)	1.71	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	117

GraniteShares 2x Long MRVL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		March 6, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$22.94		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06		0.07
Net realized and unrealized loss	(1.50)		(2.13)
Total from investment operations	(1.44)		(2.06)

NET (DECREASE) IN NET ASSET VALUE	(1.44)		(2.06)
NET ASSET VALUE, END OF PERIOD	$21.50		$22.94
TOTAL RETURN(b)	(6.28)%		(8.24)%
MARKET VALUE TOTAL RETURN(c)	(6.11)%		(8.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$38,923		$20,647

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.55	%(d)	2.53	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.48	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.56	%(d)	1.36	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
118	www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		March 24, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$49.09		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.33		0.18
Net realized and unrealized gain/(loss)	(16.55)		23.91
Total from investment operations	(16.22)		24.09

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(16.22)		24.09
NET ASSET VALUE, END OF PERIOD	$32.87		$49.09
TOTAL RETURN(b)	(33.04)%		96.36%
MARKET VALUE TOTAL RETURN(c)	(33.22)%		96.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$52,266		$13,744

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.55	%(d)	3.63	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	1.28	%(d)	1.68	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	119

GraniteShares 2x Long VRT Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		March 24, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$38.63		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.10		0.05
Net realized and unrealized gain	11.01		13.58
Total from investment operations	11.11		13.63

NET INCREASE IN NET ASSET VALUE	11.11		13.63
NET ASSET VALUE, END OF PERIOD	$49.74		$38.63
TOTAL RETURN(b)	28.76%		54.52%
MARKET VALUE TOTAL RETURN(c)	29.09%		54.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$30,836		$8,499

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.60	%(d)	3.83	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.40	%(d)	0.73	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
120	www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		March 24, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$28.58		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.24		0.08
Net realized and unrealized gain	21.34		3.50
Total from investment operations	21.58		3.58

NET INCREASE IN NET ASSET VALUE	21.58		3.58
NET ASSET VALUE, END OF PERIOD	$50.16		$28.58
TOTAL RETURN(b)	75.51%		14.32%
MARKET VALUE TOTAL RETURN(c)	75.51%		14.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$65,212		$26,297

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.47	%(d)	2.44	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.44	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	1.05	%(d)	1.69	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	121

GraniteShares 2x Long LCID Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		April 21, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$18.71		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.10		0.12
Net realized and unrealized loss	(15.56)		(6.41)
Total from investment operations	(15.46)		(6.29)

NET (DECREASE) IN NET ASSET VALUE	(15.46)		(6.29)
NET ASSET VALUE, END OF PERIOD	$3.25		$18.71
TOTAL RETURN(b)	(82.63)%		(25.16)%
MARKET VALUE TOTAL RETURN(c)	(82.62)%		(25.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,970		$3,742

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.78	%(d)	4.67	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	2.09	%(d)	2.78	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
122	www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		April 21, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$35.62		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.32		0.15
Net realized and unrealized gain	20.49		10.47
Total from investment operations	20.81		10.62

NET INCREASE IN NET ASSET VALUE	20.81		10.62
NET ASSET VALUE, END OF PERIOD	$56.43		$35.62
TOTAL RETURN(b)	58.42%		42.48%
MARKET VALUE TOTAL RETURN(c)	58.86%		42.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$9,592		$1,425

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.75	%(d)	7.89	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	1.71	%(d)	1.98	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	123

GraniteShares 2x Long MSTR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		June 9, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$26.08		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07		0.03
Net realized and unrealized gain/(loss)	(23.40)		1.05
Total from investment operations	(23.33)		1.08

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(23.33)		1.08
NET ASSET VALUE, END OF PERIOD	$2.75		$26.08
TOTAL RETURN(b)	(89.46)%		4.32%
MARKET VALUE TOTAL RETURN(c)	(89.49)%		4.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,135		$782

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	4.57	%(d)	39.00	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.42	%(d)
Ratio of net investment income to average net assets	2.25	%(d)	2.53	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
124	www.graniteshares.com

GraniteShares 2x Short MSTR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		June 9, 2025
	Six Months Ended		(Commencement of
	December 31, 2025		Operations) to
	(Unaudited)		June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$23.08		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.24		0.03
Net realized and unrealized gain/(loss)	70.18		(1.95)
Total from investment operations	70.42		(1.92)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	70.42		(1.92)
NET ASSET VALUE, END OF PERIOD	$93.50		$23.08
TOTAL RETURN(b)	305.11%		(7.68)%
MARKET VALUE TOTAL RETURN(c)	305.98%		(7.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,805		$692

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	7.13	%(d)	35.02	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.44	%(d)
Ratio of net investment income to average net assets	1.09	%(d)	2.06	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	125

GraniteShares 2x Long NOW Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 14, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.17
Net realized and unrealized loss	(10.87)
Total from investment operations	(10.70)

NET (DECREASE) IN NET ASSET VALUE	(10.70)
NET ASSET VALUE, END OF PERIOD	$14.30
TOTAL RETURN(b)	(42.80)%
MARKET VALUE TOTAL RETURN(c)	(42.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$6,293

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.24	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	1.92	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
126	www.graniteshares.com

GraniteShares 2x Long PDD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 14, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.24
Net realized and unrealized gain	3.00
Total from investment operations	3.24

DISTRIBUTIONS:
From net investment income	–
From realized gains	(0.09)
Total distributions	(0.09)

NET INCREASE IN NET ASSET VALUE	3.15
NET ASSET VALUE, END OF PERIOD	$28.15
TOTAL RETURN(b)	12.97%
MARKET VALUE TOTAL RETURN(c)	12.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$6,194

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	3.02	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	1.58	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	127

GraniteShares 2x Long AVGO Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 14, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.24
Net realized and unrealized gain	9.26
Total from investment operations	9.50

NET INCREASE IN NET ASSET VALUE	9.50
NET ASSET VALUE, END OF PERIOD	$34.50
TOTAL RETURN(b)	37.96%
MARKET VALUE TOTAL RETURN(c)	38.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$24,494

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.93	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	1.42	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
128	www.graniteshares.com

GraniteShares 2x Long ETOR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 2, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment loss(a)	(0.04)
Net realized and unrealized loss	(12.63)
Total from investment operations	(12.67)

NET (DECREASE) IN NET ASSET VALUE	(12.67)
NET ASSET VALUE, END OF PERIOD	$12.33
TOTAL RETURN(b)	(50.68)%
MARKET VALUE TOTAL RETURN(c)	(50.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,850

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	4.28	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment loss to average net assets	(0.75	)%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	129

GraniteShares 2x Long BULL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 2, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment loss(a)	(0.05)
Net realized and unrealized loss	(17.90)
Total from investment operations	(17.95)

NET (DECREASE) IN NET ASSET VALUE	(17.95)
NET ASSET VALUE, END OF PERIOD	$7.05
TOTAL RETURN(b)	(71.80)%
MARKET VALUE TOTAL RETURN(c)	(71.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,550

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	3.94	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment loss to average net assets	(1.25	)%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
130	www.graniteshares.com

GraniteShares 2x Long ISRG Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 6, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain	12.61
Total from investment operations	12.66

NET INCREASE IN NET ASSET VALUE	12.66
NET ASSET VALUE, END OF PERIOD	$37.66
TOTAL RETURN(b)	50.64%
MARKET VALUE TOTAL RETURN(c)	50.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,013

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.61	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	0.62	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	131

GraniteShares 2x Long NBIS Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 6, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.08
Net realized and unrealized loss	(16.05)
Total from investment operations	(15.97)

NET (DECREASE) IN NET ASSET VALUE	(15.97)
NET ASSET VALUE, END OF PERIOD	$9.03
TOTAL RETURN(b)	(63.88)%
MARKET VALUE TOTAL RETURN(c)	(63.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$44,877

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.48	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.48	%(d)
Ratio of net investment income to average net assets	2.74	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
132	www.graniteshares.com

GraniteShares 2x Long GOOGL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(0.68)
Total from investment operations	(0.64)

NET (DECREASE) IN NET ASSET VALUE	(0.64)
NET ASSET VALUE, END OF PERIOD	$24.36
TOTAL RETURN(b)	(2.56)%
MARKET VALUE TOTAL RETURN(c)	(2.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,462

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	5.82	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.27	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	133

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of thirty nine investment series. This report pertains to the GraniteShares 2x Long BABA Daily ETF (“BABX”), GraniteShares 2x Long META Daily ETF (“FBL”), GraniteShares 2x Long NVDA Daily ETF (“NVDL”), GraniteShares 2x Long AAPL Daily ETF (“AAPB”), GraniteShares 2x Long COIN Daily ETF (“CONL”), GraniteShares 1.25x Long TSLA Daily ETF (“TSL”), GraniteShares 2x Short NVDA Daily ETF (“NVD”), GraniteShares 2x Long TSLA Daily ETF (“TSLR”), GraniteShares 2x Short TSLA Daily ETF (“TSDD”), GraniteShares 2x Long AMD Daily ETF (“AMDL”), GraniteShares 2x Long AMZN Daily ETF (“AMZZ”), GraniteShares 2x Long MSFT Daily ETF (“MSFL”), GraniteShares 2x Short COIN Daily ETF (“CONI”) (formerly GraniteShares 1x Short COIN Daily ETF), GraniteShares 2x Long PLTR Daily ETF (“PTIR”), GraniteShares 2x Long UBER Daily ETF (“UBRL”), GraniteShares 2x Long MU Daily ETF (“MULL”), GraniteShares 2x Long TSM Daily ETF (“TSMU”), GraniteShares 2x Long CRWD Daily ETF (“CRWL”), GraniteShares 2x Long SMCI Daily ETF (“SMCL”), GraniteShares 2x Long QCOM Daily ETF (“QCML”), GraniteShares 2x Long DELL Daily ETF (“DLLL”), GraniteShares 2x Long INTC Daily ETF (“INTW”), GraniteShares 2x Long MARA Daily ETF (“MRAL”), GraniteShares 2x Long MRVL Daily ETF (“MVLL”), GraniteShares 2x Long IONQ Daily ETF (“IONL”), GraniteShares 2x Long VRT Daily ETF (“VRTL”), GraniteShares 2x Long RDDT Daily ETF (“RDTL”), GraniteShares 2x Long LCID Daily ETF (“LCDL”), GraniteShares 2x Long RIVN Daily ETF (“RVNL”), GraniteShares 2x Long MSTR Daily ETF (“MSTP”), GraniteShares 2x Short MSTR Daily ETF (“MSDD”), GraniteShares 2x Long NOW Daily ETF (“NOWL”), GraniteShares 2x Long PDD Daily ETF (“PDDL”), GraniteShares 2x Long AVGO Daily ETF (“AVGU”), GraniteShares 2x Long ETOR Daily ETF (“ETRL”), GraniteShares 2x Long BULL Daily ETF (“BULX”), GraniteShares 2x Long ISRG Daily ETF (“ISUL”), GraniteShares 2x Long NBIS Daily ETF (“NBIL”), and GraniteShares 2x Long GOOGL Daily ETF (“GOU”) (each, a “Fund”, and collectively, the “Funds”). AAPB, CONL and TSL commenced operations on August 08, 2022. BABX, FBL and NVDL commenced operations on December 12, 2022. NVD, TSLR and TSDD commenced operations on August 21, 2023. AMDL, AMZZ and MSFL commenced operations on March 18, 2024. CONI, PTIR and UBRL commenced operations on September 3, 2024. MULL, TSMU and CRWL commenced operations on November 11, 2024. SMCL commenced operations on December 10, 2024. QCML, DLLL and INTW commenced operations on February 12, 2025. MRAL and MVLL commenced operations on March 6, 2025. IONL, VRTL and RDTL commenced operations on March 24, 2025. LCDL and RVNL commenced operations on April 21, 2025. MSTP and MSDD commenced operations on June 9, 2025. NOWL, PDDL and AVGU commenced operations on July 14, 2025. ETRL and BULX commenced operations on September 2, 2025. ISUL and NBIL commenced operations on October 6, 2025. GOU commenced operations on December 1, 2025. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

The GraniteShares 2x Long META Daily ETF executed a five-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold five Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long NVDA Daily ETF executed a six-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold six Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Short NVDA Daily ETF executed a one-for-twenty five reverse stock split, effective after the close of business on November 1, 2024. On November 4, 2024, shareholders will be deemed to hold one Fund share for every twenty five Fund shares previously held as of the close of business on November 1, 2024. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Short TSLA Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on January 10, 2025. On January 13, 2025, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on January 10, 2025. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long PLTR Daily ETF executed a fifteen-for-one stock split, effective after the close of business on July 8, 2025. On July 9, 2025, shareholders will be deemed to hold fifteen Fund shares for every one Fund share previously held as of the close of business on July 8, 2025. The stock split did not change the total value of the shareholders’ investment in the Fund. The stock split was retroactively applied to the financial statements for fiscal year ended June 30, 2025.

The GraniteShares 2x Short COIN Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on August 14, 2025. On August 15, 2025, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on August 14, 2025. The reverse stock split did not change the total value of the shareholders’ investment in the Fund. The reverse stock split was retroactively applied to the financial statements for fiscal year ended June 30, 2025.

134	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds AAPB, BABX, CONL, FBL, NVDL, TSL, TSLR, AMDL, AMZZ, MSFL, PTIR, UBRL, MULL, TSMU, CRWL, SMCL, QCML, DLLL, INTW, MRAL, MVLL, IONL, VRTL, RDTL, LCDL, RVNL, MSTP, NOWL, PDDL, AVGU, ETRL, BULX, ISUL, NBIL and GOU may enter into “long” total return swap contracts. Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

NVD, TSDD, CONI, and MSDD may enter into total return swap contracts that provide the opposite return of the security (“short” the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Semi-Annual Report | December 31, 2025	135

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty and interest expense incurred on collateral received from a counterparty is included with the realized gains/losses on the Statements of Operations.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

3. SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

136	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2025 were as follows:

GraniteShares 2x Long BABA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$104,814,447	$–	$104,814,447
Total	$–	$104,814,447	$–	$104,814,447

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$93,122,782	$–	$93,122,782
Total	$–	$93,122,782	$–	$93,122,782

GraniteShares 2x Long META Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$85,000,000	$–	$85,000,000
Total	$–	$85,000,000	$–	$85,000,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$62,255,275	$–	$62,255,275
Total	$–	$62,255,275	$–	$62,255,275

Semi-Annual Report | December 31, 2025	137

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Long NVDA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$11,235,402,085	$–	$11,235,402,085
Total	$–	$11,235,402,085	$–	$11,235,402,085

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,636,494,672	$–	$4,636,494,672
Total	$–	$4,636,494,672	$–	$4,636,494,672

GraniteShares 2x Long AAPL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$49,911,642	$–	$49,911,642
Total	$–	$49,911,642	$–	$49,911,642

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$13,982,688	$–	$13,982,688
Total	$–	$13,982,688	$–	$13,982,688

GraniteShares 2x Long COIN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$394,346,147	$–	$394,346,147
Total	$–	$394,346,147	$–	$394,346,147

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$253,041,358	$–	$253,041,358
Total	$–	$253,041,358	$–	$253,041,358

GraniteShares 1.25x Long TSLA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$20,962,889	$–	$20,962,889
Total	$–	$20,962,889	$–	$20,962,889

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$9,345,917	$–	$9,345,917
Total	$–	$9,345,917	$–	$9,345,917

GraniteShares 2x Short NVDA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$5,000,000	$–	$5,000,000
Total	$–	$5,000,000	$–	$5,000,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,993,600	$–	$10,993,600
Total	$–	$10,993,600	$–	$10,993,600

138	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Long TSLA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$226,598,852	$–	$226,598,852
Total	$–	$226,598,852	$–	$226,598,852

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$196,314,574	$–	$196,314,574
Liabilities
Total Return Swap Contracts	$–	$(1,927,702)	$–	$(1,927,702)
Total	$–	$194,386,872	$–	$194,386,872

GraniteShares 2x Short TSLA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$3,635,522	$–	$3,635,522
Liabilities
Total Return Swap Contracts	$–	$(1,084)	$–	$(1,084)
Total	$–	$3,634,438	$–	$3,634,438

GraniteShares 2x Long AMD Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,023,188,651	$–	$1,023,188,651
Total	$–	$1,023,188,651	$–	$1,023,188,651

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$572,668,531	$–	$572,668,531
Total	$–	$572,668,531	$–	$572,668,531

GraniteShares 2x Long AMZN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$20,962,889	$–	$20,962,889
Total	$–	$20,962,889	$–	$20,962,889

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$13,708,023	$–	$13,708,023
Total	$–	$13,708,023	$–	$13,708,023

GraniteShares 2x Long MSFT Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$5,667,140	$–	$5,667,140
Total	$–	$5,667,140	$–	$5,667,140

Semi-Annual Report | December 31, 2025	139

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Short COIN Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$15,981,001	$–	$15,981,001
Total	$–	$15,981,001	$–	$15,981,001

GraniteShares 2x Long PLTR Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,147,967,754	$–	$1,147,967,754
Total	$–	$1,147,967,754	$–	$1,147,967,754

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$600,319,000	$–	$600,319,000
Liabilities
Total Return Swap Contracts	$–	$(1,622,142)	$–	$(1,622,142)
Total	$–	$598,696,858	$–	$598,696,858

GraniteShares 2x Long UBER Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$19,964,657	$–	$19,964,657
Total	$–	$19,964,657	$–	$19,964,657

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$8,744,167	$–	$8,744,167
Total	$–	$8,744,167	$–	$8,744,167

GraniteShares 2x Long MU Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$229,593,551	$–	$229,593,551
Total	$–	$229,593,551	$–	$229,593,551

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$55,060,019	$–	$55,060,019
Total	$–	$55,060,019	$–	$55,060,019

GraniteShares 2x Long TSM Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$72,870,997	$–	$72,870,997
Total	$–	$72,870,997	$–	$72,870,997

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$17,842,989	$–	$17,842,989
Total	$–	$17,842,989	$–	$17,842,989

140	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Long CRWD Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$32,941,683	$–	$32,941,683
Total	$–	$32,941,683	$–	$32,941,683

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$9,687,188	$–	$9,687,188
Total	$–	$9,687,188	$–	$9,687,188

GraniteShares 2x Long SMCI Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(9,754,777)	$–	$(9,754,777)
Total	$–	$(9,754,777)	$–	$(9,754,777)

GraniteShares 2x Long QCOM Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,902,162	$–	$1,902,162
Total	$–	$1,902,162	$–	$1,902,162

GraniteShares 2x Long DELL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$12,977,027	$–	$12,977,027
Total	$–	$12,977,027	$–	$12,977,027

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,487,161	$–	$4,487,161
Total	$–	$4,487,161	$–	$4,487,161

GraniteShares 2x Long INTC Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$211,625,360	$–	$211,625,360
Total	$–	$211,625,360	$–	$211,625,360

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$57,299,622	$–	$57,299,622
Total	$–	$57,299,622	$–	$57,299,622

GraniteShares 2x Long MARA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$–	$–	$–
Liabilities
Total Return Swap Contracts	$–	$(2,699,114)	$–	$(2,699,114)
Total	$–	$(2,699,114)	$–	$(2,699,114)

Semi-Annual Report | December 31, 2025	141

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Long MRVL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$36,934,615	$–	$36,934,615
Total	$–	$36,934,615	$–	$36,934,615

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$14,903,573	$–	$14,903,573
Total	$–	$14,903,573	$–	$14,903,573

GraniteShares 2x Long IONQ Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(1,551,626)	$–	$(1,551,626)
Total	$–	$(1,551,626)	$–	$(1,551,626)

GraniteShares 2x Long VRT Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$44,920,477	$–	$44,920,477
Total	$–	$44,920,477	$–	$44,920,477

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$13,117,076	$–	$13,117,076
Total	$–	$13,117,076	$–	$13,117,076

GraniteShares 2x Long RDDT Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$190,662,471	$–	$190,662,471
Total	$–	$190,662,471	$–	$190,662,471

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$45,807,170	$–	$45,807,170
Total	$–	$45,807,170	$–	$45,807,170

GraniteShares 2x Long LCID Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(1,039,033)	$–	$(1,039,033)
Total	$–	$(1,039,033)	$–	$(1,039,033)

142	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Long RIVN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$23,957,588	$–	$23,957,588
Total	$–	$23,957,588	$–	$23,957,588

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$5,897,968	$–	$5,897,968
Total	$–	$5,897,968	$–	$5,897,968

GraniteShares 2x Long MSTR Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$998,233	$–	$998,233
Total	$–	$998,233	$–	$998,233

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$–	$–	$–
Total	$–	$–	$–	$–

GraniteShares 2x Short MSTR Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$7,985,863	$–	$7,985,863
Total	$–	$7,985,863	$–	$7,985,863

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,827,119	$–	$1,827,119
Total	$–	$1,827,119	$–	$1,827,119

GraniteShares 2x Long NOW Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(1,137,898)	$–	$(1,137,898)
Total	$–	$(1,137,898)	$–	$(1,137,898)

GraniteShares 2x Long PDD Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$28,958	$–	$28,958
Total	$–	$28,958	$–	$28,958

GraniteShares 2x Long AVGO Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$624,476	$–	$624,476
Total	$–	$624,476	$–	$624,476

Semi-Annual Report | December 31, 2025	143

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares 2x Long ETOR Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$27,015	$–	$27,015
Total	$–	$27,015	$–	$27,015

GraniteShares 2x Long BULL Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(325,958)	$–	$(325,958)
Total	$–	$(325,958)	$–	$(325,958)

GraniteShares 2x Long ISRG Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$3,992,931	$–	$3,992,931
Total	$–	$3,992,931	$–	$3,992,931

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,115,229	$–	$1,115,229
Total	$–	$1,115,229	$–	$1,115,229

GraniteShares 2x Long NBIS Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(7,512,052)	$–	$(7,512,052)
Total	$–	$(7,512,052)	$–	$(7,512,052)

GraniteShares 2x Long GOOGL Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(14,513)	$–	$(14,513)
Total	$–	$(14,513)	$–	$(14,513)

Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to either 0.95%, 0.99% or 1.30% (see table below) of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, each Fund is responsible for substantially all its expenses.

144	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares 2x Long BABA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares 2x Long META Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares 2x Long NVDA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares 2x Long AAPL Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares 2x Long COIN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares 1.25x Long TSLA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares 2x Short NVDA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2026
GraniteShares 2x Long TSLA Daily ETF	0.95% p.a.(a)	0.95% p.a.(b)	December 31, 2026
GraniteShares 2x Short TSLA Daily ETF	0.95% p.a.(a)	0.95% p.a.(b)	December 31, 2026
GraniteShares 2x Long AMD Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Long AMZN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Long MSFT Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Short COIN Daily ETF	0.99% p.a (c)	1.15% p.a. (d)	December 31, 2026
GraniteShares 2x Long PLTR Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Long UBER Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Long MU Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long TSM Daily ETF	1.30% p.a	1.50% p.a	December 31, 2026
GraniteShares 2x Long CRWD Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long SMCI Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long QCOM Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long DELL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long INTC Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long MARA Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long MRVL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long IONQ Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long VRT Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long RDDT Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long LCID Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Long RIVN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026
GraniteShares 2x Long MSTR Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Short MSTR Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long NOW Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long PDD Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long AVGO Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long ETOR Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long BULL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long ISRG Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long NBIS Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2026
GraniteShares 2x Long GOOGL Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2026

(a)	Effective July 1, 2024, the Investment Advisory Fee Rate changed from 1.30% to 0.95%.
(b)	Effective July 1, 2024, the Expense Limitation agreement changed from 1.50% to 0.95%.
(c)	Effective May 9, 2025, the Investment Advisory Fee Rate changed from 1.30% to 0.99%.
(d)	Effective May 9, 2025, the Expense Limitation agreement changed from 1.50% to 1.15%.

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

Semi-Annual Report | December 31, 2025	145

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the six month period ended December 31, 2025, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2027		Expires 6/30/2028		Expires 6/30/2029		Total
GraniteShares 2x Long BABA Daily ETF	$	N/A	$	N/A	$	N/A	$	N/A
GraniteShares 2x Long META Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long NVDA Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long AAPL Daily ETF		43,751		37,678		4,475		85,905
GraniteShares 2x Long COIN Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 1.25x Long TSLA Daily ETF		47,776		36,769		13,669		98,214
GraniteShares 2x Short NVDA Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long TSLA Daily ETF		N/A		89,067		71,713		160,781
GraniteShares 2x Short TSLA Daily ETF		N/A		25,969		37,379		63,348
GraniteShares 2x Long AMD Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long AMZN Daily ETF		N/A		5,217		495		5,712
GraniteShares 2x Long MSFT Daily ETF		N/A		27,017		8,110		35,126
GraniteShares 2x Short COIN Daily ETF		N/A		N/A		325		325
GraniteShares 2x Long PLTR Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long UBER Daily ETF		N/A		13,072		6,449		19,521
GraniteShares 2x Long MU Daily ETF		N/A		10,012		8,513		18,524
GraniteShares 2x Long TSM Daily ETF		N/A		19,971		6,673		26,643
GraniteShares 2x Long CRWD Daily ETF		N/A		1,452		803		2,255
GraniteShares 2x Long SMCI Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long QCOM Daily ETF		N/A		20,446		13,055		33,501
GraniteShares 2x Long DELL Daily ETF		N/A		18,528		10,711		29,239
GraniteShares 2x Long INTC Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long MARA Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long MRVL Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long IONQ Daily ETF		N/A		4,583		3,643		8,226
GraniteShares 2x Long VRT Daily ETF		N/A		12,679		6,615		19,295
GraniteShares 2x Long RDDT Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long LCID Daily ETF		N/A		14,413		15,077		29,490
GraniteShares 2x Long RIVN Daily ETF		N/A		16,915		15,595		32,510
GraniteShares 2x Long MSTR Daily ETF		N/A		13,371		25,822		39,193
GraniteShares 2x Short MSTR Daily ETF		N/A		13,704		26,408		40,112
GraniteShares 2x Long NOW Daily ETF		N/A		N/A		15,842		15,842
GraniteShares 2x Long PDD Daily ETF		N/A		N/A		17,849		17,849
GraniteShares 2x Long AVGO Daily ETF		N/A		N/A		13,651		13,651
GraniteShares 2x Long ETOR Daily ETF		N/A		N/A		15,191		15,191
GraniteShares 2x Long BULL Daily ETF		N/A		N/A		14,909		14,909
GraniteShares 2x Long ISRG Daily ETF		N/A		N/A		9,545		9,545
GraniteShares 2x Long NBIS Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long GOOGL Daily ETF		N/A		N/A		3,873		3,873

Recoupment of previously waived fees for the six month period ended December 31, 2025, are disclosed on the Funds Statements of Operations.

The Adviser is the only related party involved with the operations of the Funds.

146	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement. The Funds’ have a fee agreement with its custodian, Brown Brothers Harriman & Co, which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants. These amounts are shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

For the Fund there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) for the period ended December 31, 2025.

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

Semi-Annual Report | December 31, 2025	147

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Assets and Liabilities, categorized by investment type during the six month period ended December 31, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long BABA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$93,122,782	Unrealized depreciation on Total Return Swap contracts	$–
Total		$93,122,782		$–

GraniteShares 2x Long META Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$62,255,275	Unrealized depreciation on Total Return Swap contracts	$–
Total		$62,255,275		$–

GraniteShares 2x Long NVDA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$4,636,494,672	Unrealized depreciation on Total Return Swap contracts	$–
Total		$4,636,494,672		$–

GraniteShares 2x Long AAPL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$13,982,688	Unrealized depreciation on Total Return Swap contracts	$–
Total		$13,982,688		$–

GraniteShares 2x Long COIN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$253,041,358	Unrealized depreciation on Total Return Swap contracts	$–
Total		$253,041,358		$–

GraniteShares 1.25x Long TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$9,345,917	Unrealized depreciation on Total Return Swap contracts	$–
Total		$9,345,917		$–

GraniteShares 2x Short NVDA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$10,993,600	Unrealized depreciation on Total Return Swap contracts	$–
Total		$10,993,600		$–

148	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$196,314,574	Unrealized depreciation on Total Return Swap contracts	$(1,927,702)
Total		$196,314,574		$(1,927,702)

GraniteShares 2x Short TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$3,635,522	Unrealized depreciation on Total Return Swap contracts	$(1,084)
Total		$3,635,522		$(1,084)

GraniteShares 2x Long AMD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$572,668,531	Unrealized depreciation on Total Return Swap contracts	$–
Total		$572,668,531		$–

GraniteShares 2x Long AMZN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$13,708,023	Unrealized depreciation on Total Return Swap contracts	$–
Total		$13,708,023		$–

GraniteShares 2x Long MSFT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$5,667,140	Unrealized depreciation on Total Return Swap contracts	$–
Total		$5,667,140		$–

GraniteShares 2x Short COIN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$15,981,001	Unrealized depreciation on Total Return Swap contracts	$–
Total		$15,981,001		$–

GraniteShares 2x Long PLTR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$600,319,000	Unrealized depreciation on Total Return Swap contracts	$(1,622,142)
Total		$600,319,000		$(1,622,142)

GraniteShares 2x Long UBER Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$8,744,167	Unrealized depreciation on Total Return Swap contracts	$–
Total		$8,744,167		$–

GraniteShares 2x Long MU Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$55,060,019	Unrealized depreciation on Total Return Swap contracts	$–
Total		$55,060,019		$–

Semi-Annual Report | December 31, 2025	149

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long TSM Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$17,842,990	Unrealized depreciation on Total Return Swap contracts	$–
Total		$17,842,990		$–

GraniteShares 2x Long CRWD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$9,687,187	Unrealized depreciation on Total Return Swap contracts	$–
Total		$9,687,187		$–

GraniteShares 2x Long SMCI Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(9,754,777)
Total		$–		$(9,754,777)

GraniteShares 2x Long QCOM Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,902,162	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,902,162		$–

GraniteShares 2x Long DELL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$4,487,161	Unrealized depreciation on Total Return Swap contracts	$–
Total		$4,487,161		$–

GraniteShares 2x Long INTC Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$57,299,622	Unrealized depreciation on Total Return Swap contracts	$–
Total		$57,299,622		$–

GraniteShares 2x Long MARA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(2,699,114)
Total		$–		$(2,699,114)

GraniteShares 2x Long MRVL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$14,903,573	Unrealized depreciation on Total Return Swap contracts	$–
Total		$14,903,573		$–

GraniteShares 2x Long IONQ Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(1,551,626)
Total		$–		$(1,551,626)

150	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long VRT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$13,117,076	Unrealized depreciation on Total Return Swap contracts	$–
Total		$13,117,076		$–

GraniteShares 2x Long RDDT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$45,807,170	Unrealized depreciation on Total Return Swap contracts	$–
Total		$45,807,170		$–

GraniteShares 2x Long LCID Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(1,039,033)
Total		$–		$(1,039,033)

GraniteShares 2x Long RIVN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$5,897,968	Unrealized depreciation on Total Return Swap contracts	$–
Total		$5,897,968		$–

GraniteShares 2x Long MSTR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$–
Total		$–		$–

GraniteShares 2x Short MSTR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,827,119	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,827,119		$–

GraniteShares 2x Long NOW Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(1,137,898)
Total		$–		$(1,137,898)

GraniteShares 2x Long PDD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$28,958	Unrealized depreciation on Total Return Swap contracts	$–
Total		$28,958		$–

GraniteShares 2x Long AVGO Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$624,476	Unrealized depreciation on Total Return Swap contracts	$–
Total		$624,476		$–

Semi-Annual Report | December 31, 2025	151

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long ETOR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$27,015	Unrealized depreciation on Total Return Swap contracts	$–
Total		$27,015		$–

GraniteShares 2x Long BULL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(325,958)
Total		$–		$(325,958)

GraniteShares 2x Long ISRG Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,115,229	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,115,229		$–

GraniteShares 2x Long NBIS Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(7,512,052)
Total		$–		$(7,512,052)

GraniteShares 2x Long GOOGL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(14,513)
Total		$–		$(14,513)

152	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the six month period ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares 2x Long BABA Daily ETF Equity Contracts	Total Return Swap contracts	$(24,733,893)	$63,541,466

GraniteShares 2x Long META Daily ETF Equity Contracts	Total Return Swap contracts	$(45,743,891)	$(19,326,692)

GraniteShares 2x Long NVDA Daily ETF Equity Contracts	Total Return Swap contracts	$54,142,280	$998,101,359

GraniteShares 2x Long AAPL Daily ETF Equity Contracts	Total Return Swap contracts	$4,158,725	$12,751,031

GraniteShares 2x Long COIN Daily ETF Equity Contracts	Total Return Swap contracts	$49,744,867	$(715,719,908)

GraniteShares 1.25x Long TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$285,557	$5,824,975

GraniteShares 2x Short NVDA Daily ETF Equity Contracts	Total Return Swap contracts	$(92,064,024)	$37,269,778

GraniteShares 2x Long TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$45,663,453	$106,250,841

GraniteShares 2x Short TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$(66,984,161)	$(1,998,769)

GraniteShares 2x Long AMD Daily ETF Equity Contracts	Total Return Swap contracts	$144,190,492	$330,564,465

GraniteShares 2x Long AMZN Daily ETF Equity Contracts	Total Return Swap contracts	$2,827,417	$4,402,963

GraniteShares 2x Long MSFT Daily ETF Equity Contracts	Total Return Swap contracts	$(4,019,891)	$(2,757,019)

GraniteShares 2x Short COIN Daily ETF Equity Contracts	Total Return Swap contracts	$(5,346,894)	$23,881,575

GraniteShares 2x Long PLTR Daily ETF Equity Contracts	Total Return Swap contracts	$96,503,195	$167,279,946

GraniteShares 2x Long UBER Daily ETF Equity Contracts	Total Return Swap contracts	$(2,916,647)	$(6,396,804)

Semi-Annual Report | December 31, 2025	153

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares 2x Long MU Daily ETF Equity Contracts	Total Return Swap contracts	$(8,292,913)	$50,211,082

GraniteShares 2x Long TSM Daily ETF Equity Contracts	Total Return Swap contracts	$(2,479,499)	$11,356,263

GraniteShares 2x Long CRWD Daily ETF Equity Contracts	Total Return Swap contracts	$1,632,008	$(4,969,144)

GraniteShares 2x Long SMCI Daily ETF Equity Contracts	Total Return Swap contracts	$(5,656,720)	$(45,744,057)

GraniteShares 2x Long QCOM Daily ETF Equity Contracts	Total Return Swap contracts	$(2,592,486)	$1,298,952

GraniteShares 2x Long DELL Daily ETF Equity Contracts	Total Return Swap contracts	$(1,557,210)	$555,016

GraniteShares 2x Long INTC Daily ETF Equity Contracts	Total Return Swap contracts	$2,510,876	$53,068,748

GraniteShares 2x Long MARA Daily ETF Equity Contracts	Total Return Swap contracts	$(100,637,191)	$(7,953,382)

GraniteShares 2x Long MRVL Daily ETF Equity Contracts	Total Return Swap contracts	$13,737,012	$7,827,340

GraniteShares 2x Long IONQ Daily ETF Equity Contracts	Total Return Swap contracts	$(23,761,659)	$(5,015,075)

GraniteShares 2x Long VRT Daily ETF Equity Contracts	Total Return Swap contracts	$(5,018,218)	$8,514,735

GraniteShares 2x Long RDDT Daily ETF Equity Contracts	Total Return Swap contracts	$(6,412,296)	$33,455,212

GraniteShares 2x Long LCID Daily ETF Equity Contracts	Total Return Swap contracts	$(9,647,628)	$(742,480)

GraniteShares 2x Long RIVN Daily ETF Equity Contracts	Total Return Swap contracts	$(1,084,658)	$5,879,568

GraniteShares 2x Long MSTR Daily ETF Equity Contracts	Total Return Swap contracts	$(4,172,322)	$(73,452)

GraniteShares 2x Short MSTR Daily ETF Equity Contracts	Total Return Swap contracts	$(387,506)	$1,868,816

154	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares 2x Long NOW Daily ETF Equity Contracts	Total Return Swap contracts	$(1,354,580)	$(1,137,898)

GraniteShares 2x Long PDD Daily ETF Equity Contracts	Total Return Swap contracts	$(91,714)	$28,958

GraniteShares 2x Long AVGO Daily ETF Equity Contracts	Total Return Swap contracts	$(853,908)	$624,476

GraniteShares 2x Long ETOR Daily ETF Equity Contracts	Total Return Swap contracts	$(902,674)	$27,015

GraniteShares 2x Long BULL Daily ETF Equity Contracts	Total Return Swap contracts	$(2,629,022)	$(325,958)

GraniteShares 2x Long ISRG Daily ETF Equity Contracts	Total Return Swap contracts	$547,187	$1,115,229

GraniteShares 2x Long NBIS Daily ETF Equity Contracts	Total Return Swap contracts	$(18,022,112)	$(7,512,052)

GraniteShares 2x Long GOOGL Daily ETF Equity Contracts	Total Return Swap contracts	$(7,440)	$(14,513)

The average monthly volume of derivative instruments held by the Funds during the period ended December 31, 2025 was $224,574,850 (BABX), $482,972,769 (FBL), $4,638,090,321 (NVDL), $50,926,251 (AAPB), $922,840,143 (CONL), $18,213,878 (TSL), $302,130,703 (NVD), $405,974,244 (TSLR), $150,538,731 (TSDD), $744,402,418 (AMDL), $105,372,695 (AMZZ), $58,022,993 (MSFL), $47,235,871 (CONI), $690,426,181 (PTIR), $46,344,833 (UBRL), $41,552,779 (MULL), $31,328,415 (TSMU), $54,200,707 (CRWL), $100,213,955 (SMCL), $21,047,072 (QCML), $19,956,529 (DLLL), $123,395,395 (INTW), $124,073,855 (MRAL), $69,873,590 (MVLL), $60,744,932 (IONL), $34,501,811 (VRTL), $76,821,337 (RDTL), $11,818,517 (LCDL), $10,089,847 (RVNL), $3,863,124 (MSTP), $2,938,688 (MSDD), $10,978,486 (NOWL), $6,212,482 (PDDL), $16,377,273 (AVGU), $3,294,577 (ETRL), $3,634,872 (BULX), $6,237,173 (ISUL), $81,562,877 (NBIL) and $2,937,620 (GOU).

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Semi-Annual Report | December 31, 2025	155

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of December 31, 2025:

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long BABA Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	$37,622,977	$–	$–	$37,622,977
Unrealized appreciation on open swap contracts	TD Cowen	34,900,306	–	–	34,900,306
Unrealized appreciation on open swap contracts	Wells Fargo	20,599,499	–	–	20,599,499
Total		$93,122,782	$–	$–	$93,122,782
GraniteShares 2x Long META Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	38,017,596	–	–	38,017,596
Unrealized appreciation on open swap contracts	Goldman Sachs	9,454,176	–	–	9,454,176
Unrealized appreciation on open swap contracts	Morgan Stanley	1,878,634	–	–	1,878,634
Unrealized appreciation on open swap contracts	TD Cowen	12,904,869	–	–	12,904,869
Total		$62,255,275	$–	$–	$62,255,275
GraniteShares 2x Long NVDA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	115,135,405	–	–	115,135,405
Unrealized appreciation on open swap contracts	BMO Capital Markets	123,761,085	–	–	123,761,085
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	78,778,420	–	–	78,778,420
Unrealized appreciation on open swap contracts	Clear Street, LLC	2,808,982,906	–	–	2,808,982,906
Unrealized appreciation on open swap contracts	Goldman Sachs	294,290,382	–	–	294,290,382
Unrealized appreciation on open swap contracts	HSBC	6,364,493	–	–	6,364,493
Unrealized appreciation on open swap contracts	Natixis SA	692,351,249	–	–	692,351,249
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	18,469,862	–	–	18,469,862
Unrealized appreciation on open swap contracts	TD Cowen	250,542,900	–	–	250,542,900
Unrealized appreciation on open swap contracts	Wells Fargo	247,817,970	–	–	247,817,970
Total		$4,636,494,672	$–	$–	$4,636,494,672
GraniteShares 2x Long AAPL Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	13,982,688	–	–	13,982,688
Total		$13,982,688	$–	$–	$13,982,688
GraniteShares 2x Long COIN Daily ETF
Unrealized appreciation on open swap contracts	BMO Capital Markets	19,521,612	–	–	19,521,612
Unrealized appreciation on open swap contracts	Clear Street, LLC	144,761,303	–	–	144,761,303
Unrealized appreciation on open swap contracts	Goldman Sachs	14,226,062	–	–	14,226,062
Unrealized appreciation on open swap contracts	Natixis SA	31,162,186	–	–	31,162,186
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	34,790,980	–	–	34,790,980
Unrealized appreciation on open swap contracts	TD Cowen	8,579,215	–	–	8,579,215
Total		$253,041,358	$–	$–	$253,041,358
GraniteShares 1.25x Long TSLA Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	9,345,917	–	–	9,345,917
Total		$9,345,917	$–	$–	$9,345,917
GraniteShares 2x Short NVDA Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	4,185,672	–	–	4,185,672
Unrealized appreciation on open swap contracts	Goldman Sachs	2,872,522	–	–	2,872,522
Unrealized appreciation on open swap contracts	TD Cowen	3,935,406	–	–	3,935,406
Total		$10,993,600	$–	$–	$10,993,600

156	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long TSLA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	$14,065,714	$–	$–	$14,065,714
Unrealized depreciation on open swap contracts	Clear Street, LLC	(1,927,702)	–	1,927,702	–
Unrealized appreciation on open swap contracts	TD Cowen	80,364,719	–	–	80,364,719
Unrealized appreciation on open swap contracts	Wells Fargo	101,884,141	–	–	101,884,141
Total		$194,386,872	$–	$1,927,702	$196,314,574
GraniteShares 2x Short TSLA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	1,207,053	–	–	1,207,053
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	1,562,762	–	–	1,562,762
Unrealized appreciation on open swap contracts	Clear Street, LLC	831,283	–	–	831,283
Unrealized depreciation on open swap contracts	Goldman Sachs	(1,084)	–	1,084	–
Unrealized appreciation on open swap contracts	TD Cowen	34,424	–	–	34,424
Total		$3,634,438	$–	$1,084	$3,635,522
GraniteShares 2x Long AMD Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	143,519,792	–	–	143,519,792
Unrealized appreciation on open swap contracts	Clear Street, LLC	121,838,414	–	–	121,838,414
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	113,056,411	–	–	113,056,411
Unrealized appreciation on open swap contracts	TD Cowen	116,942,252	–	–	116,942,252
Unrealized appreciation on open swap contracts	Wells Fargo	77,311,662	–	–	77,311,662
Total		$572,668,531	$–	$–	$572,668,531
GraniteShares 2x Long AMZN Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	13,708,023	–	–	13,708,023
Total		$13,708,023	$–	$–	$13,708,023
GraniteShares 2x Long MSFT Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	5,667,140	–	–	5,667,140
Total		$5,667,140	$–	$–	$5,667,140
GraniteShares 2x Short COIN Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	4,708,631	–	–	4,708,631
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	11,272,370	–	–	11,272,370
Total		$15,981,001	$–	$–	$15,981,001
GraniteShares 2x Long PLTR Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	182,542,243	–	–	182,542,243
Unrealized appreciation on open swap contracts	Clear Street, LLC	241,254,752	–	–	241,254,752
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	27,848,916	–	–	27,848,916
Unrealized appreciation on open swap contracts	TD Cowen	148,673,089	–	–	148,673,089
Unrealized depreciation on open swap contracts	Wells Fargo	(1,622,142)	–	1,622,142	–
Total		$598,696,858	$–	$1,622,142	$600,319,000
GraniteShares 2x Long UBER Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	8,744,167	–	–	8,744,167
Total		$8,744,167	$–	$–	$8,744,167
GraniteShares 2x Long MU Daily ETF
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	55,060,019	–	–	55,060,019
Total		$55,060,019	$–	$–	$55,060,019
GraniteShares 2x Long TSM Daily ETF
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	17,842,990	–	–	17,842,990
Total		$17,842,990	$–	$–	$17,842,990

Semi-Annual Report | December 31, 2025	157

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long CRWD Daily ETF
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	$9,687,187	$–	$–	$9,687,187
Total		$9,687,187	$–	$–	$9,687,187
GraniteShares 2x Long SMCI Daily ETF
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(582,008)	–	582,008	–
Unrealized depreciation on open swap contracts	Clear Street, LLC	(714,343)	–	714,343	–
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(5,490,442)	–	5,490,442	–
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(2,967,984)	–	2,967,984	–
Total		$(9,754,777)	$–	$9,754,777	$–
GraniteShares 2x Long QCOM Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	1,902,162	–	–	1,902,162
Total		$1,902,162	$–	$–	$1,902,162
GraniteShares 2x Long DELL Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	4,487,161	–	–	4,487,161
Total		$4,487,161	$–	$–	$4,487,161
GraniteShares 2x Long INTC Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	1,488,283	–	–	1,488,283
Unrealized appreciation on open swap contracts	TD Cowen	55,811,339	–	–	55,811,339
Total		$57,299,622	$–	$–	$57,299,622
GraniteShares 2x Long MARA Daily ETF
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(425,384)	–	425,384	–
Unrealized depreciation on open swap contracts	Clear Street, LLC	(2,262,967)	–	2,262,967	–
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	–	–	–	–
Unrealized depreciation on open swap contracts	Natixis SA	(5,130)	–	5,130	–
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(5,633)	–	5,633	–
Total		$(2,699,114)	$–	$2,699,114	$–
GraniteShares 2x Long MRVL Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	1,696,095	–	–	1,696,095
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	13,207,478	–	–	13,207,478
Total		$14,903,573	$–	$–	$14,903,573
GraniteShares 2x Long IONQ Daily ETF
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(1,551,626)	–	1,551,626	–
Total		$(1,551,626)	$–	$1,551,626	$–
GraniteShares 2x Long VRT Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	13,117,076	–	–	13,117,076
Total		$13,117,076	$–	$–	$13,117,076
GraniteShares 2x Long RDDT Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	45,807,170	–	–	45,807,170
Total		$45,807,170	$–	$–	$45,807,170

158	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long LCID Daily ETF
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	$(1,039,033)	$–	$1,039,033	$–
Total		$(1,039,033)	$–	$1,039,033	$–
GraniteShares 2x Long RIVN Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	5,897,968	–	–	5,897,968
Total		$5,897,968	$–	$–	$5,897,968
GraniteShares 2x Long MSTR Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	–	–	–	–
Total		$–	$–	$–	$–
GraniteShares 2x Short MSTR Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	1,827,119	–	–	1,827,119
Total		$1,827,119	$–	$–	$1,827,119
GraniteShares 2x Long NOW Daily ETF
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(1,137,898)	–	1,137,898	–
Total		$(1,137,898)	$–	$1,137,898	$–
GraniteShares 2x Long PDD Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	28,958	–	–	28,958
Total		$28,958	$–	$–	$28,958
GraniteShares 2x Long AVGO Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	624,476	–	–	624,476
Total		$624,476	$–	$–	$624,476
GraniteShares 2x Long ETOR Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	27,015	–	–	27,015
Total		$27,015	$–	$–	$27,015
GraniteShares 2x Long BULL Daily ETF
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(325,958)	–	325,958	–
Total		$(325,958)	$–	$325,958	$–
GraniteShares 2x Long ISRG Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	1,115,229	–	–	1,115,229
Total		$1,115,229	$–	$–	$1,115,229
GraniteShares 2x Long NBIS Daily ETF
Unrealized depreciation on open swap contracts	Clear Street, LLC	(7,512,052)	–	7,512,052	–
Total		$(7,512,052)	$–	$7,512,052	$–
GraniteShares 2x Long GOOGL Daily ETF
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(14,513)	–	14,513	–
Total		$(14,513)	$–	$14,513	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Semi-Annual Report | December 31, 2025	159

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

9. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

160	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares 2x Long BABA Daily ETF	$–	$(31,552)	$93,122,782	$93,091,230	$104,845,999
GraniteShares 2x Long META Daily ETF	8,242	–	62,255,275	62,263,517	84,991,758
GraniteShares 2x Long NVDA Daily ETF	–	(3,316,487)	4,636,494,672	4,633,178,185	11,238,718,572
GraniteShares 2x Long AAPL Daily ETF	–	(15,026)	13,982,688	13,967,662	49,926,666
GraniteShares 2x Long COIN Daily ETF	–	(108,756)	253,041,358	252,932,602	394,454,903
GraniteShares 1.25x Long TSLA Daily ETF	–	(6,310)	9,345,917	9,339,607	20,969,199
GraniteShares 2x Short NVDA Daily ETF	488	–	10,993,600	10,994,088	4,999,512
GraniteShares 2x Long TSLA Daily ETF	–	(68,214)	194,386,872	194,318,658	226,667,066
GraniteShares 2x Short TSLA Daily ETF	–	–	3,634,438	3,634,438	–
GraniteShares 2x Long AMD Daily ETF	–	(308,013)	572,668,531	572,360,518	1,023,496,664
GraniteShares 2x Long AMZN Daily ETF	–	(6,310)	13,708,023	13,701,713	20,969,199
GraniteShares 2x Long MSFT Daily ETF	–	–	5,667,140	5,667,140	–
GraniteShares 2x Short COIN Daily ETF	–	–	15,981,001	15,981,001	–
GraniteShares 2x Long PLTR Daily ETF	–	(345,575)	598,696,858	598,351,283	1,148,313,329
GraniteShares 2x Long UBER Daily ETF	–	(6,009)	8,744,167	8,738,158	19,970,666
GraniteShares 2x Long MU Daily ETF	–	(69,115)	55,060,019	54,990,904	229,662,666
GraniteShares 2x Long TSM Daily ETF	–	(21,937)	17,842,989	17,821,052	72,892,934
GraniteShares 2x Long CRWD Daily ETF	–	(9,916)	9,687,188	9,677,272	32,951,599
GraniteShares 2x Long SMCI Daily ETF	–	–	(9,754,777)	(9,754,777)	–
GraniteShares 2x Long QCOM Daily ETF	–	–	1,902,162	1,902,162	–
GraniteShares 2x Long DELL Daily ETF	–	(3,907)	4,487,161	4,483,254	12,980,934
GraniteShares 2x Long INTC Daily ETF	–	(63,706)	57,299,622	57,235,916	211,689,066
GraniteShares 2x Long MARA Daily ETF	–	–	(2,699,114)	(2,699,114)	–
GraniteShares 2x Long MRVL Daily ETF	–	(11,119)	14,903,573	14,892,454	36,945,734
GraniteShares 2x Long IONQ Daily ETF	–	–	(1,551,626)	(1,551,626)	–
GraniteShares 2x Long VRT Daily ETF	–	(13,522)	13,117,076	13,103,554	44,933,999
GraniteShares 2x Long RDDT Daily ETF	–	(57,396)	45,807,170	45,749,774	190,719,866
GraniteShares 2x Long LCID Daily ETF	–	–	(1,039,033)	(1,039,033)	–
GraniteShares 2x Long RIVN Daily ETF	–	(7,212)	5,897,968	5,890,756	23,964,800
GraniteShares 2x Long MSTR Daily ETF	–	(300)	–	(300)	998,533
GraniteShares 2x Short MSTR Daily ETF	–	(2,404)	1,827,119	1,824,715	7,988,267
GraniteShares 2x Long NOW Daily ETF	–	–	(1,137,898)	(1,137,898)	–
GraniteShares 2x Long PDD Daily ETF	–	–	28,958	28,958	–
GraniteShares 2x Long AVGO Daily ETF	–	–	624,476	624,476	–
GraniteShares 2x Long ETOR Daily ETF	–	–	27,015	27,015	–
GraniteShares 2x Long BULL Daily ETF	–	–	(325,958)	(325,958)	–
GraniteShares 2x Long ISRG Daily ETF	–	(1,203)	1,115,229	1,114,026	3,994,134
GraniteShares 2x Long NBIS Daily ETF	–	–	(7,512,052)	(7,512,052)	–
GraniteShares 2x Long GOOGL Daily ETF	–	–	(14,513)	(14,513)	–

Semi-Annual Report | December 31, 2025	161

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The tax character of distributions paid by the Funds during the year ended June 30, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025
GraniteShares 2x Long BABA Daily ETF	$–	$–	$–
GraniteShares 2x Long META Daily ETF	–	–	–
GraniteShares 2x Long NVDA Daily ETF	–	–	–
GraniteShares 2x Long AAPL Daily ETF	–	–	–
GraniteShares 2x Long COIN Daily ETF	–	–	–
GraniteShares 1.25x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short NVDA Daily ETF	6,044,171	–	–
GraniteShares 2x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short TSLA Daily ETF	–	–	–
GraniteShares 2x Long AMD Daily ETF	–	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–	–
GraniteShares 2x Short COIN Daily ETF	64,112	–	–
GraniteShares 2x Long PLTR Daily ETF	–	–	–
GraniteShares 2x Long UBER Daily ETF	–	–	–
GraniteShares 2x Long MU Daily ETF	–	–	–
GraniteShares 2x Long TSM Daily ETF	–	–	–
GraniteShares 2x Long CRWD Daily ETF	–	–	–
GraniteShares 2x Long SMCI Daily ETF	–	–	–
GraniteShares 2x Long QCOM Daily ETF	–	–	–
GraniteShares 2x Long DELL Daily ETF	–	–	–
GraniteShares 2x Long INTC Daily ETF	–	–	–
GraniteShares 2x Long MARA Daily ETF	–	–	–
GraniteShares 2x Long MRVL Daily ETF	–	–	–
GraniteShares 2x Long IONQ Daily ETF	–	–	–
GraniteShares 2x Long VRT Daily ETF	–	–	–
GraniteShares 2x Long RDDT Daily ETF	–	–	–
GraniteShares 2x Long LCID Daily ETF	–	–	–
GraniteShares 2x Long RIVN Daily ETF	–	–	–
GraniteShares 2x Long MSTR Daily ETF	–	–	–
GraniteShares 2x Short MSTR Daily ETF	–	–	–

162	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Semi-Annual Report | December 31, 2025	163

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.

-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.

-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.

-	An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

164	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the fiscal year ended June 30, 2025. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Semi-Annual Report | December 31, 2025	165

GraniteShares ETF Trust	Additional Information
December 31, 2025 (Unaudited)

Federal Tax Information

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A
Granite Shares 2x Long BABA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long META Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long NVDA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AAPL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long COIN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 1.25x Long TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short NVDA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AMD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AMZN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MSFT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2XShort COIN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long PLTR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long UBER Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MU Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long TSM Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long CRWD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long SMCI Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long QCOM Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long DELL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long INTC Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MARA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MRVL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long IONQ Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long VRT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long RDDT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long LCID Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long RIVN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MSTR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short MSTR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long NOW Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long PDD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AVGO Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long ETOR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long BULL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2X Long ISRG Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2X Long NBIS Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long GOOGL Daily ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

166	www.graniteshares.com

GraniteShares ETF Trust	Additional Information
December 31, 2025 (Unaudited)

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Semi-Annual Report | December 31, 2025	167

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
December 31, 2025 (Unaudited)

Not applicable for this reporting period.

168	www.graniteshares.com

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
December 31, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2025	169

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
December 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$17,500	$–	$17,500
Seddik Meziani, Trustee	$17,500	$–	$17,500
Total	$35,000	$–	$35,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

170	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At meetings held on August 8, 2025 (“Meeting 1”), September 3, 2025 (“Meeting 2”), and November 7, 2025 (“Meeting 3”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations, with respect to: in Meeting 1, each of the Short & Leveraged Funds (the “S&L Funds”) and the YieldBOOST Funds (the “YB Funds”); in Meeting 2, each of the YB Funds; and in Meeting 3, each of the Autocallable Funds (the “AC Funds”), each of the YB Funds, and each of the S&L Funds. Each Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of each Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At each Meeting, the Board evaluated the information prepared for the 15(c) review process. Each Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at each Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

[1]	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

Semi-Annual Report | December 31, 2025	171

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

Below are the specific considerations of the Board with respect to the nature, extent and quality of services provided by the Adviser from each Meeting.

Meeting 1:

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks, most recently to single-stock indices provided by Solactive. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

The YB Funds

With respect to each of the YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

Meeting 2:

With respect to each of the YB Funds, the Board considered that the previous investment advisory agreements and expense limitation agreements were being revised to add the additional funds and revise certain fund names. The Trustees noted the new funds were similar in nature to each of the previously approved YB Funds in terms of strategy and proposed investment advisory fees. The Board discussed their considerations and determinations from their May 9, 2025 and August 8, 2025 board meetings with respect to the previously approved YB Funds.

Meeting 3:

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser would be the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and that the Adviser will need to trade portfolios of autocallable instruments to achieve a target tenor date, non-callability period, and average yield. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

172	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

The YB Funds

With respect to each of the YB Funds, the Board considered that the Funds will be actively managed, similar to the other existing YieldBoost funds, and their investment strategies will generate yield by investing in other existing YieldBoost funds. The Board considered that the YieldBoost Single Stock Universe ETF will invest in all of the single-stock YieldBoost ETFs and the YieldBoost Single TopYielders ETF will invest in the single-stock YieldBoost ETFs that generate the highest yield at the time of rebalancing. The Board considered that the Adviser has managed the YieldBoost funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

Below are the specific considerations of and conclusions of the Board with respect to the nature, extent and quality of services provided by the Adviser from each Meeting for all Funds subject to the Agreements.

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Below are additional specific considerations and conclusions of the Board from each Meeting for all Funds subject to the Agreements.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. In Meeting 2, the Board considered that the Adviser was recommending the same annual advisory fees for the new YB Funds. In Meeting 3, the Board also considered that the Adviser will have an expense limitation agreement in place for each Fund until December 31, 2026.

Based on the information presented and the discussions at each Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At each Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Semi-Annual Report | December 31, 2025	173

GraniteShares ETF Trust

222 Broadway, 21st Floor
New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

GraniteShares ETF Trust

Semi-Annual Report Financial Statements & Other Information

December 31, 2025

TSYY: GraniteShares YieldBOOST TSLA ETF

TQQY: GraniteShares YieldBOOST QQQ ETF

YSPY: GraniteShares YieldBOOST SPY ETF

NVYY: Graniteshares YieldBOOST NVDA ETF

XBTY: Graniteshares YieldBOOST Bitcoin ETF

COYY: GraniteShares YieldBoost Coin ETF

AMYY: GraniteShares YieldBoost AMD ETF

AZYY: GraniteShares YieldBoost AMZN ETF

MTYY: GraniteShares YieldBoost MSTR ETF

PLYY: GraniteShares YieldBoost PLTR ETF

SMYY: GraniteShares YieldBoost SMCI ETF

HOYY: GraniteShares YieldBoost HOOD ETF

FBYY: GraniteShares YieldBoost META ETF

BBYY: GraniteShares YieldBoost BABA ETF

MAAY: GraniteShares YieldBoost MARA ETF

IOYY: GraniteShares YieldBoost IONQ ETF

SEMY: GraniteShares YieldBOOST Semiconductor ETF

NUGY: GraniteShares YieldBOOST Gold Miners ETF

RGYY: GraniteShares YieldBOOST RGTI ETF

QBY: GraniteShares YieldBOOST QBTS ETF

RTYY: GraniteShares YieldBOOST RIOT ETF

HMYY: GraniteShares YieldBOOST HIMS ETF

YBST: GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF

YBTY: GraniteShares YieldBOOST TOPYIELDERS ETF

GraniteShares YieldBOOST TSLA ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (38.79%)(a)
United States Treasury Bill
3.893%, 01/15/2026(a)	$100,000,000	$99,872,191
3.751%, 02/24/2026(a)	27,800,000	27,655,525

TOTAL GOVERNMENT BOND
(Cost 127,492,188)		127,527,716

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.90%)
Put Option Contracts (0.90%)
Direxion Daily TSLA Bull 2X Shares:
StoneX Group Inc	01/07/2026	16.82	67,000	128,037,000	670,000
				128,037,000	670,000
Graniteshares 2x Long TSLA Daily ETF:
StoneX Group Inc	01/07/2026	28.78	240	768,480	8,130
StoneX Group Inc	01/05/2026	29.46	44,440	142,296,880	1,384,487
StoneX Group Inc	01/02/2026	31.54	17,580	56,291,160	901,526
				199,356,520	2,294,143

TOTAL PURCHASED OPTION CONTRACTS
(Cost $2,337,858)				327,393,520	2,964,143

TOTAL INVESTMENTS (39.69%)
(Cost $129,830,046)					$130,491,859

OTHER ASSETS IN EXCESS OF LIABILITIES (60.31%)					198,273,015	(b)

NET ASSETS (100.00%)					$328,764,874

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (6.33%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (6.33%)
Direxion Daily TSLA Bull 2X Shares:
StoneX Group Inc	01/07/2026	$19.11	(67,000)	$4,940,305	$(128,037,000)	$(5,025,000)
				4,940,305	(128,037,000)	(5,025,000)

Graniteshares 2x Long TSLA Daily ETF:
StoneX Group Inc	01/07/2026	32.71	(240)	36,177	(768,480)	(41,794)
StoneX Group Inc	01/05/2026	33.48	(44,440)	6,209,863	(142,296,880)	(9,035,529)
StoneX Group Inc	01/02/2026	35.84	(17,580)	2,632,357	(56,291,160)	(6,720,899)
				8,878,397	(199,356,520)	(15,798,222)

TOTAL WRITTEN OPTION CONTRACTS				$13,818,702	$(327,393,520)	$(20,823,222)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	1

GraniteShares YieldBOOST QQQ ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (45.95%)(a)
United States Treasury Bill
3.866%, 01/15/2026(a)	$4,000,000	$3,994,887
3.751%, 02/24/2026(a)	1,500,000	1,492,205

TOTAL GOVERNMENT BOND
(Cost 5,485,545)		5,487,092

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.39%)
Put Option Contracts (0.39%)
ProShares UltraPro QQQ:
StoneX Group Inc	01/02/2026	49.78	2,221	11,709,112	46,554
				$11,709,112	46,554

TOTAL PURCHASED OPTION CONTRACTS
(Cost $23,352)				11,709,112	46,554

TOTAL INVESTMENTS (46.34%)
(Cost $5,508,897)					$5,533,646

OTHER ASSETS IN EXCESS OF LIABILITIES (53.66%)					6,408,622	(b)

NET ASSETS (100.00%)					$11,942,268

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (4.84%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (4.84%)
ProShares UltraPro QQQ:
StoneX Group Inc	01/02/2026	$55.31	(2,221)	$196,527	$(11,709,112)	$(577,449)

TOTAL WRITTEN OPTION CONTRACTS				$196,527	$(11,709,112)	$(577,449)

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares YieldBOOST SPY ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (39.10%)(a)
United States Treasury Bill
3.872%, 01/15/2026(a)	$5,000,000	$4,993,610
3.751%, 02/24/2026(a)	3,700,000	3,680,771

TOTAL GOVERNMENT BOND
(Cost 8,671,652)		8,674,381

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.04%)
Put Option Contracts (0.04%)
Direxion Daily S&P 500 Bull 3X Shares:
StoneX Group Inc	01/02/2026	206.21	990	21,840,390	8,607
				$21,840,390	8,607
TOTAL PURCHASED OPTION CONTRACTS
(Cost $28,229)				21,840,390	8,607

TOTAL INVESTMENTS (39.14%)
(Cost $8,699,881)					$8,682,988

OTHER ASSETS IN EXCESS OF LIABILITIES (60.86%)					13,504,266	(b)

NET ASSETS (100.00%)					$22,187,254

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.83%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (3.83%)
Direxion Daily S&P 500 Bull 3X Shares:
StoneX Group Inc	01/02/2026	$229.12	(990)	$270,751	$(21,840,390)	$(849,535)

TOTAL WRITTEN OPTION CONTRACTS				$270,751	$(21,840,390)	$(849,535)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	3

GraniteShares YieldBOOST NVDA ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (47.30%)(a)
United States Treasury Bill
3.893%, 01/15/2026(a)	$3,000,000	$2,996,166
3.751%, 02/24/2026(a)	36,000,000	35,812,910

TOTAL GOVERNMENT BOND
(Cost 38,792,893)		38,809,076

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.49%)
Put Option Contracts (0.49%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	01/07/2026	79.21	3,030	26,667,030	163,620
StoneX Group Inc	01/05/2026	80.78	3,889	34,227,089	197,883
StoneX Group Inc	01/02/2026	82.83	2,387	21,007,987	37,381
				$81,902,106	398,884
TOTAL PURCHASED OPTION CONTRACTS
(Cost $421,857)				81,902,106	398,884

TOTAL INVESTMENTS (47.79%)
(Cost $39,214,750)					$39,207,960

OTHER ASSETS IN EXCESS OF LIABILITIES (52.21%)					42,831,204	(b)

NET ASSETS (100.00%)					$82,039,164

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.87%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (3.87%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	01/07/2026	$88.01	(3,030)	$874,112	$(26,667,030)	$(878,700)
StoneX Group Inc	01/05/2026	89.76	(3,889)	1,013,030	(34,227,089)	(1,314,028)
StoneX Group Inc	01/02/2026	92.03	(2,387)	609,845	(21,007,987)	(978,216)

TOTAL WRITTEN OPTION CONTRACTS				$2,496,987	$(81,902,106)	$(3,170,944)

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (26.45%)(a)
United States Treasury Bill
3.893%, 01/15/2026(a)	$4,000,000	$3,994,888
3.751%, 02/24/2026(a)	3,300,000	3,282,850

TOTAL GOVERNMENT BOND
(Cost 7,275,376)		7,277,738

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.64%)
Put Option Contracts (0.64%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	01/05/2026	24.78	3,580	9,930,920	44,222
StoneX Group Inc	01/07/2026	24.97	4,990	13,842,260	129,739
StoneX Group Inc	01/02/2026	25.04	1,370	3,800,380	1,240
				$27,573,560	175,201
TOTAL PURCHASED OPTION CONTRACTS
(Cost $266,860)				27,573,560	175,201

TOTAL INVESTMENTS (27.09%)
(Cost $7,542,236)					$7,452,939

OTHER ASSETS IN EXCESS OF LIABILITIES (72.91%)					20,057,236	(b)

NET ASSETS (100.00%)					$27,510,175

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.33%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (3.33%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	01/05/2026	$27.53	(3,580)	$359,740	$(9,930,920)	$(303,902)
StoneX Group Inc	01/07/2026	27.74	(4,990)	526,374	(13,842,260)	(533,930)
StoneX Group Inc	01/02/2026	27.82	(1,370)	145,886	(3,800,380)	(77,080)

TOTAL WRITTEN OPTION CONTRACTS				$1,032,000	$(27,573,560)	$(914,912)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	5

GraniteShares YieldBOOST Coin ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (21.61%)(a)
United States Treasury Bill
3.893%, 01/15/2026(a)	$15,000,000	$14,980,828

TOTAL GOVERNMENT BOND
(Cost 14,977,292)		14,980,828

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.54%)
Put Option Contracts (1.54%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	01/07/2026	12.89	20,170	29,549,050	262,210
StoneX Group Inc	01/05/2026	13.81	18,210	26,677,650	557,346
StoneX Group Inc	01/02/2026	14.20	8,830	12,935,950	244,823
				$69,162,650	1,064,379
TOTAL PURCHASED OPTION CONTRACTS
(Cost $702,321)				69,162,650	1,064,379

TOTAL INVESTMENTS (23.15%)
(Cost $15,679,613)					$16,045,207

OTHER ASSETS IN EXCESS OF LIABILITIES (76.85%)					53,258,741	(b)

NET ASSETS (100.00%)					$69,303,948

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (7.03%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (7.03%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	01/07/2026	$14.65	(20,170)	$1,320,850	$(29,549,050)	$(1,351,390)
StoneX Group Inc	01/05/2026	15.69	(18,210)	1,210,708	(26,677,650)	(2,209,965)
StoneX Group Inc	01/02/2026	16.14	(8,830)	622,391	(12,935,950)	(1,313,305)

TOTAL WRITTEN OPTION CONTRACTS				$3,153,949	$(69,162,650)	$(4,874,660)

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares YieldBOOST AMD ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (43.49%)(a)
United States Treasury Bill
3.853%, 01/15/2026(a)	$4,000,000	$3,994,888
3.751%, 02/24/2026(a)	1,200,000	1,193,764

TOTAL GOVERNMENT BOND
(Cost 5,187,254)		5,188,652

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.19%)
Put Option Contracts (0.19%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	01/07/2026	14.00	290	450,950	4,350
StoneX Group Inc	01/02/2026	14.10	7,274	11,311,070	18,339
				$11,762,020	22,689
TOTAL PURCHASED OPTION CONTRACTS
(Cost $103,091)				11,762,020	22,689

TOTAL INVESTMENTS (43.68%)
(Cost $5,290,345)					$5,211,341

OTHER ASSETS IN EXCESS OF LIABILITIES (56.32%)					6,720,056	(b)

NET ASSETS (100.00%)					$11,931,397

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.18%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (2.18%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	01/07/2026	$15.55	(290)	$18,701	$(450,950)	$(19,140)
StoneX Group Inc	01/02/2026	15.67	(7,274)	403,604	(11,311,070)	(240,552)

TOTAL WRITTEN OPTION CONTRACTS				$422,305	$(11,762,020)	$(259,692)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	7

GraniteShares YieldBOOST AMZN ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (38.01%)(a)
United States Treasury Bill
3.840%, 01/15/2026(a)	$500,000	$499,361
3.751%, 02/24/2026(a)	600,000	596,881

TOTAL GOVERNMENT BOND
(Cost 1,095,877)		1,096,242

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.08%)
Put Option Contracts (0.08%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	01/07/2026	28.32	220	692,331	1,980
StoneX Group Inc	01/02/2026	28.79	700	2,202,872	223
				$2,895,203	2,203

TOTAL PURCHASED OPTION CONTRACTS
(Cost $13,173)				2,895,203	2,203

TOTAL INVESTMENTS (38.09%)
(Cost $1,109,050)					$1,098,445

OTHER ASSETS IN EXCESS OF LIABILITIES (61.91%)					1,785,716	(b)

NET ASSETS (100.00%)					$2,884,161

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.39%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (2.39%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	01/07/2026	$31.47	(220)	$17,707	$(692,331)	$(18,040)
StoneX Group Inc	01/02/2026	31.99	(700)	50,740	(2,202,872)	(50,939)

TOTAL WRITTEN OPTION CONTRACTS				$68,447	$(2,895,203)	$(68,979)

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares YieldBoost MSTR ETF	Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (29.49%)(a)
United States Treasury Bill
3.550%, 02/24/2026(a)	$400,000	$397,922

TOTAL GOVERNMENT BOND
(Cost 397,900)		397,922

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS – (2.07%)
Put Option Contracts (2.07%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	01/05/2026	7.70	350	290,850	7,364
StoneX Group Inc	01/02/2026	8.04	1,210	1,005,510	20,565
				$1,296,360	27,929

TOTAL PURCHASED OPTION CONTRACTS
(Cost $28,692)				1,296,360	27,929

TOTAL INVESTMENTS (31.56%)
(Cost $426,592)					$425,851

OTHER ASSETS IN EXCESS OF LIABILITIES (68.44%)					923,603	(b)

NET ASSETS (100.00%)					$1,349,454

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (9.20%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts – (9.20%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	01/05/2026	$8.75	(350)	$16,970	$(290,850)	$(22,691)
StoneX Group Inc	01/02/2026	9.14	(1,210)	70,768	(1,005,510)	(101,441)

TOTAL WRITTEN OPTION CONTRACTS				$87,738	$(1,296,360)	$(124,132)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	9

GraniteShares YieldBoost PLTR ETF	Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (30.74%)(a)
United States Treasury Bill
3.893%, 01/15/2026(a)	$1,000,000	$998,722
3.751%, 02/24/2026(a)	1,300,000	1,293,244

TOTAL GOVERNMENT BOND
(Cost 2,291,172)		2,291,966

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.29%)
Put Option Contracts (2.29%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	01/07/2026	24.06	710	1,897,830	20,590
StoneX Group Inc	01/02/2026	27.04	2,080	5,559,840	150,210
				$7,457,670	170,800
TOTAL PURCHASED OPTION CONTRACTS
(Cost $99,694)				7,457,670	170,800

TOTAL INVESTMENTS (33.03%)
(Cost $2,390,866)					$2,462,766

OTHER ASSETS IN EXCESS OF LIABILITIES (66.97%)					4,993,234	(b)

NET ASSETS (100.00%)					$7,456,000

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (10.71%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (10.71%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	01/07/2026	$26.73	(710)	$74,185	$(1,897,830)	$(75,260)
StoneX Group Inc	01/02/2026	30.22	(2,080)	256,851	(5,559,840)	(723,169)

TOTAL WRITTEN OPTION CONTRACTS				$331,036	$(7,457,670)	$(798,429)

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares YieldBoost SMCI ETF	Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (71.57%)(a)
United States Treasury Bill
3.808%, 01/15/2026(a)	$7,000,000	$6,991,053

TOTAL GOVERNMENT BOND
(Cost 6,989,634)		6,991,053

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.70%)
Put Option Contracts (2.70%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	01/05/2026	11.08	1,390	1,584,600	40,058
StoneX Group Inc	01/02/2026	11.49	6,700	7,638,000	223,401
				$9,222,600	263,459
TOTAL PURCHASED OPTION CONTRACTS
(Cost $206,409)				9,222,600	263,459

TOTAL INVESTMENTS (74.27%)
(Cost $7,196,043)					$7,254,512

OTHER ASSETS IN EXCESS OF LIABILITIES (25.73%)					2,512,587	(b)

NET ASSETS (100.00%)					$9,767,099

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (13.35%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (13.35%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	01/05/2026	$12.59	(1,390)	$102,145	$(1,584,600)	$(185,357)
StoneX Group Inc	01/02/2026	13.06	(6,700)	485,656	(7,638,000)	(1,118,463)

TOTAL WRITTEN OPTION CONTRACTS				$587,801	$(9,222,600)	$(1,303,820)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	11

GraniteShares YieldBoost HOOD ETF	Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (62.92%)(a)
United States Treasury Bill
3.843%, 01/15/2026(a)	$14,000,000	$13,982,107

TOTAL GOVERNMENT BOND
(Cost 13,979,077)		13,982,107

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.44%)
Put Option Contracts (1.44%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	01/07/2026	47.64	1,020	5,522,280	66,300
StoneX Group Inc	01/05/2026	51.66	230	1,245,220	31,742
StoneX Group Inc	01/02/2026	52.34	2,830	15,321,620	222,819
				$22,089,120	320,861

TOTAL PURCHASED OPTION CONTRACTS
(Cost $325,998)				22,089,120	320,861

TOTAL INVESTMENTS (64.36%)
(Cost $14,305,075)					$14,302,968

OTHER ASSETS IN EXCESS OF LIABILITIES (35.64%)					7,919,245	(b)

NET ASSETS (100.00%)					$22,222,213

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (8.71%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (8.71%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	01/07/2026	$54.14	(1,020)	$272,836	$(5,522,280)	$(274,380)
StoneX Group Inc	01/05/2026	58.71	(230)	70,492	(1,245,220)	(121,275)
StoneX Group Inc	01/02/2026	59.48	(2,830)	870,184	(15,321,620)	(1,539,716)

TOTAL WRITTEN OPTION CONTRACTS				$1,213,512	$(22,089,120)	$(1,935,371)

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares YieldBoost META ETF	Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (16.48%)(a)
United States Treasury Bill
3.550%, 02/24/2026(a)	$100,000	$99,480

TOTAL GOVERNMENT BOND
(Cost 99,475)		99,480

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.03%)
Put Option Contracts (0.03%)
GraniteShares 2x Long META Daily ETF:
StoneX Group Inc	01/05/2026	29.18	60	195,060	144
StoneX Group Inc	01/02/2026	29.56	120	390,120	17
				$585,180	161

TOTAL PURCHASED OPTION CONTRACTS
(Cost $2,373)				585,180	161

TOTAL INVESTMENTS (16.51%)
(Cost $101,848)					$99,641

OTHER ASSETS IN EXCESS OF LIABILITIES (83.49%)					503,954	(b)

NET ASSETS (100.00%)					$603,595

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.70%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (1.70%)
GraniteShares 2x Long META Daily ETF:
StoneX Group Inc	01/05/2026	$32.42	(60)	$4,589	$(195,060)	$(3,182)
StoneX Group Inc	01/02/2026	32.92	(120)	8,698	(390,120)	(7,107)

TOTAL WRITTEN OPTION CONTRACTS				$13,287	$(585,180)	$(10,289)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	13

GraniteShares YieldBoost BABA ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (22.66%)(a)
United States Treasury Bill
3.840%, 01/15/2026(a)	$300,000	$299,616

TOTAL GOVERNMENT BOND
(Cost 299,552)		299,616

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.78%)
Put Option Contracts (0.78%)
GraniteShares 2x Long BABA Daily ETF:
StoneX Group Inc	01/07/2026	32.44	60	216,240	1,500
StoneX Group Inc	01/02/2026	35.07	310	1,117,240	8,849
				$1,333,480	10,349

TOTAL PURCHASED OPTION CONTRACTS
(Cost $9,190)				1,333,480	10,349

TOTAL INVESTMENTS (23.44%)
(Cost $308,742)					$309,965

OTHER ASSETS IN EXCESS OF LIABILITIES (76.56%)					1,012,627	(b)

NET ASSETS (100.00%)					$1,322,592

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (7.46%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (7.46%)
GraniteShares 2x Long BABA Daily ETF:
StoneX Group Inc	01/07/2026	$36.04	(60)	$7,109	$(216,240)	$(7,200)
StoneX Group Inc	01/02/2026	38.97	(310)	37,971	(1,117,240)	(91,401)

TOTAL WRITTEN OPTION CONTRACTS				$45,080	$(1,333,480)	$(98,601)

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares YieldBoost MARA ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (46.33%)(a)
United States Treasury Bill
3.833%, 01/15/2026(a)	$900,000	$898,850
3.547%, 02/24/2026(a)	700,000	696,362

TOTAL GOVERNMENT BOND (Cost 1,594,934)		1,595,212

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (3.68%)
Put Option Contracts (3.68%)
GraniteShares 2x Long MARA Daily ETF:
StoneX Group Inc	01/07/2026	4.04	2,290	1,051,110	50,380
StoneX Group Inc	01/07/2026	4.33	850	390,150	11,548
StoneX Group Inc	01/05/2026	4.49	3,060	1,404,540	48,386
StoneX Group Inc	01/02/2026	4.61	1,200	550,800	16,424
				$3,396,600	126,738

TOTAL PURCHASED OPTION CONTRACTS
(Cost $187,974)				3,396,600	126,738

TOTAL INVESTMENTS (50.01%)
(Cost $1,782,908)					$1,721,950

OTHER ASSETS IN EXCESS OF LIABILITIES (49.99%)					1,721,558	(b)

NET ASSETS (100.00%)					$3,443,508

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (11.20%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (11.20%)
GraniteShares 2x Long MARA Daily ETF:
StoneX Group Inc	01/07/2026	$4.59	(2,290)	$95,003	$(1,051,110)	$(98,470)
StoneX Group Inc	01/07/2026	4.92	(850)	42,063	(390,150)	(38,131)
StoneX Group Inc	01/05/2026	5.10	(3,060)	142,247	(1,404,540)	(170,602)
StoneX Group Inc	01/02/2026	5.24	(1,200)	56,983	(550,800)	(78,609)

TOTAL WRITTEN OPTION CONTRACTS				$336,296	$(3,396,600)	$(385,812)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	15

GraniteShares YieldBoost IONQ ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (49.85%)(a)
United States Treasury Bill
3.837%, 01/15/2026(a)	$2,400,000	$2,396,933
3.603%, 02/24/2026(a)	1,100,000	1,094,283

TOTAL GOVERNMENT BOND (Cost 3,490,474)		3,491,216

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.56%)
Put Option Contracts (2.56%)
GraniteShares 2x Long IONQ Daily ETF:
StoneX Group Inc	01/07/2026	29.00	290	955,550	26,390
StoneX Group Inc	01/05/2026	29.53	1,040	3,426,800	108,545
StoneX Group Inc	01/02/2026	30.43	790	2,603,050	44,607
				$6,985,400	179,542

TOTAL PURCHASED OPTION CONTRACTS
(Cost $220,580)				6,985,400	179,542

TOTAL INVESTMENTS (52.41%)
(Cost $3,711,054)					$3,670,758

OTHER ASSETS IN EXCESS OF LIABILITIES (47.59%)					3,333,672	(b)

NET ASSETS (100.00%)					$7,004,430

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (7.74%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (7.74%)
GraniteShares 2x Long IONQ Daily ETF:
StoneX Group Inc	01/07/2026	$32.95	(290)	$71,771	$(955,550)	$(72,210)
StoneX Group Inc	01/05/2026	33.56	(1,040)	264,665	(3,426,800)	(277,762)
StoneX Group Inc	01/02/2026	34.58	(790)	217,634	(2,603,050)	(192,265)

TOTAL WRITTEN OPTION CONTRACTS				$554,070	$(6,985,400)	$(542,237)

See Notes to Financial Statements.
16	www.graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (58.83%)(a)
United States Treasury Bill
3.848%, 01/15/2026(a)	$500,000	$499,361
3.624%, 02/24/2026(a)	9,300,000	9,251,668

TOTAL GOVERNMENT BOND
(Cost 9,748,697)		9,751,029

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.72%)
Put Option Contracts (0.72%)
Direxion Daily Semiconductor Bull 3X Shares:
StoneX Group Inc	01/07/2026	36.99	2,250	9,456,750	67,500
StoneX Group Inc	01/07/2026	38.43	190	798,570	10,633
StoneX Group Inc	01/05/2026	38.56	1,020	4,287,060	38,172
StoneX Group Inc	01/02/2026	38.90	470	1,975,410	3,377
				$16,517,790	119,682

TOTAL PURCHASED OPTION CONTRACTS
(Cost $110,430)				16,517,790	119,682

TOTAL INVESTMENTS (59.55%) (Cost $9,859,127)					$9,870,711

OTHER ASSETS IN EXCESS OF LIABILITIES (40.45%)					6,705,168	(b)

NET ASSETS (100.00%)					$16,575,879

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (4.69%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (4.69%)
Direxion Daily Semiconductor Bull 3X Shares:
StoneX Group Inc	01/07/2026	$42.03	(2,250)	$356,594	$(9,456,750)	$(360,000)
StoneX Group Inc	01/07/2026	43.67	(190)	33,152	(798,570)	(50,870)
StoneX Group Inc	01/05/2026	43.82	(1,020)	148,396	(4,287,060)	(256,551)
StoneX Group Inc	01/02/2026	44.21	(470)	63,678	(1,975,410)	(109,686)

TOTAL WRITTEN OPTION CONTRACTS				$601,820	$(16,517,790)	$(777,107)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	17

GraniteShares YieldBOOST Gold Miners ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (23.06%)(a)
United States Treasury Bill
3.848%, 01/15/2026(a)	$500,000	$499,361
3.547%, 02/24/2026(a)	1,200,000	1,193,763

TOTAL GOVERNMENT BOND
(Cost 1,692,866)		1,693,124

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.24%)
Put Option Contracts (1.24%)
Direxion Daily Gold Miners Index Bull 2X Shares:
StoneX Group Inc	01/07/2026	165.47	190	3,493,150	32,490
StoneX Group Inc	01/05/2026	166.50	140	2,573,900	15,854
StoneX Group Inc	01/02/2026	188.01	70	1,286,950	42,530
				$7,354,000	90,874

TOTAL PURCHASED OPTION CONTRACTS
(Cost $80,416)				7,354,000	90,874

TOTAL INVESTMENTS (24.30%)
(Cost $1,773,282)					$1,783,998

OTHER ASSETS IN EXCESS OF LIABILITIES (75.70%)					5,558,366	(b)

NET ASSETS (100.00%)					$7,342,364

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (5.63%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (5.63%)
Direxion Daily Gold Miners Index Bull 2X Shares:
StoneX Group Inc	01/07/2026	$183.85	(190)	$135,562	$(3,493,150)	$(135,850)
StoneX Group Inc	01/05/2026	185.00	(140)	123,128	(2,573,900)	(99,949)
StoneX Group Inc	01/02/2026	208.90	(70)	53,584	(1,286,950)	(177,633)

TOTAL WRITTEN OPTION CONTRACTS				$312,274	$(7,354,000)	$(413,432)

See Notes to Financial Statements.
18	www.graniteshares.com

GraniteShares YieldBOOST RGTI ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (29.90%)(a)
United States Treasury Bill
3.751%, 02/24/2026(a)	$400,000	$397,921

TOTAL GOVERNMENT BOND
(Cost 397,749)		397,921

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (3.68%)
Put Option Contracts (3.68%)
Defiance Daily Target 2X Long RGTI ETF:
StoneX Group Inc	01/07/2026	10.69	580	704,700	25,520
StoneX Group Inc	01/05/2026	10.93	530	643,950	23,401
				$1,348,650	48,921
TOTAL PURCHASED OPTION CONTRACTS
(Cost $61,121)				1,348,650	48,921

TOTAL INVESTMENTS (33.58%)
(Cost $458,870)					$446,842

OTHER ASSETS IN EXCESS OF LIABILITIES (66.42%)					883,717	(b)

NET ASSETS (100.00%)					$1,330,559

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (9.10%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (9.10%)
Defiance Daily Target 2X Long RGTI ETF:
StoneX Group Inc	01/07/2026	$12.15	(580)	$61,182	$(704,700)	$(62,060)
StoneX Group Inc	01/05/2026	12.42	(530)	65,977	(643,950)	(58,968)

TOTAL WRITTEN OPTION CONTRACTS				$127,159	$(1,348,650)	$(121,028)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	19

GraniteShares YieldBOOST QBTS ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (34.13%)(a)
United States Treasury Bill
3.751%, 02/24/2026(a)	$400,000	$397,921

TOTAL GOVERNMENT BOND
(Cost 397,749)		397,921

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (4.79%)
Put Option Contracts (4.79%)
Tradr 2X Long QBTS Daily ETF:
StoneX Group Inc	01/05/2026	29.24	360	1,190,880	55,776
				$1,190,880	55,776
TOTAL PURCHASED OPTION CONTRACTS
(Cost $58,865)				1,190,880	55,776

TOTAL INVESTMENTS (38.92%)
(Cost $456,614)					$453,697

OTHER ASSETS IN EXCESS OF LIABILITIES (61.08%)					711,941	(b)

NET ASSETS (100.00%)					$1,165,638

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (10.16%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (10.16%)
Tradr 2X Long QBTS Daily ETF:
StoneX Group Inc	01/05/2026	$33.23	(360)	$120,415	$(1,190,880)	$(118,452)

TOTAL WRITTEN OPTION CONTRACTS				$120,415	$(1,190,880)	$(118,452)

See Notes to Financial Statements.
20	www.graniteshares.com

GraniteShares YieldBOOST RIOT ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (26.17%)(a)
United States Treasury Bill
3.643%, 02/24/2026(a)	$500,000	$497,401

TOTAL GOVERNMENT BOND
(Cost 497,268)		497,401

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (12.15%)
Put Option Contracts (12.15%)
Defiance Daily Target 2X Long RIOT ETF:
StoneX Group Inc	01/05/2026	10.88	450	317,250	172,184
StoneX Group Inc	01/07/2026	6.20	2,170	1,529,850	58,590
				$1,847,100	230,774
TOTAL PURCHASED OPTION CONTRACTS
(Cost $83,707)				1,847,100	230,774

TOTAL INVESTMENTS (38.32%)
(Cost $580,975)					$728,175

OTHER ASSETS IN EXCESS OF LIABILITIES (61.68%)					1,171,924	(b)

NET ASSETS (100.00%)					$1,900,099

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (19.07%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (19.07%)
Defiance Daily Target 2X Long RIOT ETF:
StoneX Group Inc	01/05/2026	$12.36	(450)	$45,219	$(317,250)	$(238,743)
StoneX Group Inc	01/07/2026	7.05	(2,170)	120,404	(1,529,850)	(123,690)

TOTAL WRITTEN OPTION CONTRACTS				$165,623	$(1,847,100)	$(362,433)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	21

GraniteShares YieldBOOST HIMS ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (44.30%)(a)
United States Treasury Bill
3.643%, 02/24/2026(a)	$500,000	$497,402

TOTAL GOVERNMENT BOND
(Cost 497,267)		497,402

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (3.02%)
Put Option Contracts (3.02%)
Defiance Daily Target 2X Long HIMS ETF:
StoneX Group Inc	01/07/2026	5.10	1,040	602,160	9,360
StoneX Group Inc	01/05/2026	5.76	920	532,680	24,602
				$1,134,840	33,962
TOTAL PURCHASED OPTION CONTRACTS
(Cost $24,288)				1,134,840	33,962

TOTAL INVESTMENTS (47.32%)
(Cost $521,555)					$531,364

OTHER ASSETS IN EXCESS OF LIABILITIES (52.68%)					591,509	(b)

NET ASSETS (100.00%)					$1,122,873

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (9.81%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (9.81%)
Defiance Daily Target 2X Long HIMS ETF:
StoneX Group Inc	01/07/2026	$5.79	(1,040)	$32,745	$(602,160)	$(34,320)
StoneX Group Inc	01/05/2026	6.55	(920)	33,567	(532,680)	(75,882)

TOTAL WRITTEN OPTION CONTRACTS				$66,312	$(1,134,840)	$(110,202)

See Notes to Financial Statements.
22	www.graniteshares.com

GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (97.60%)
GraniteShares YieldBOOST AMD ETF(a)	9,333	$210,179
GraniteShares YieldBoost AMZN ETF(a)	10,224	210,748
GRANITESHARES YIELDBOOST BABA ETF(a)	10,066	190,071
GraniteShares YieldBOOST COIN ETF(a)	21,989	172,614
GRANITESHARES YIELDBOOST HIMS ETF(a)	8,964	168,478
GRANITESHARES YIELDBOOST HOOD ETF(a)	13,617	185,718
GRANITESHARES YIELDBOOST IONQ ETF(a)	10,705	182,376
GRANITESHARES YIELDBOOST MARA ETF(a)	11,890	165,019
GRANITESHARES YIELDBOOST META ETF(a)	10,234	205,607
GraniteShares YieldBOOST MSTR ETF(a)	20,887	175,346
GraniteShares YieldBOOST NVDA ETF(a)	10,640	200,564
GraniteShares YieldBOOST PLTR ETF(a)	9,893	184,403
GRANITESHARES YIELDBOOST QBTS ETF(a)	9,828	191,981
GRANITESHARES YIELDBOOST RGTI ETF(a)	9,720	185,263
GRANITESHARES YIELDBOOST RIOT ETF(a)	9,445	180,683
GRANITESHARES YIELDBOOST SMCI ETF(a)	13,570	176,983
GRANITESHARES YIELDBOOST TSLA ETF(a)	33,067	183,522
Total		3,169,555

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,424,532)		3,169,555

TOTAL INVESTMENTS (97.60%)
(Cost $3,424,532)		$3,169,555

OTHER ASSETS IN EXCESS OF LIABILITIES (2.40%)		77,987

NET ASSETS (100.00%)		$3,247,542

(a) Affiliated Company. See Note 5 in Notes to Financial Statements. Financials for the affiliated company can be found at www.sec.gov.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	23

GraniteShares YieldBOOST TOPYIELDERS ETF	Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (97.69%)
GraniteShares YieldBOOST COIN ETF(a)	69,422	$544,963
GRANITESHARES YIELDBOOST HOOD ETF(a)	42,986	586,272
GRANITESHARES YIELDBOOST IONQ ETF(a)	33,795	575,749
GRANITESHARES YIELDBOOST SMCI ETF(a)	42,843	558,767
GRANITESHARES YIELDBOOST TSLA ETF(a)	104,387	579,348
Total		2,845,099

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,183,627)		2,845,099

TOTAL INVESTMENTS (97.69%)
(Cost $3,183,627)		$2,845,099

OTHER ASSETS IN EXCESS OF LIABILITIES (2.31%)		67,202

NET ASSETS (100.00%)		$2,912,301

(a) Affiliated Company. See Note 5 in Notes to Financial Statements. Financials for the affiliated company can be found at www.sec.gov.

See Notes to Financial Statements.
24	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares YieldBOOST TSLA ETF	GraniteShares YieldBOOST QQQ ETF	GraniteShares YieldBOOST SPY ETF	GraniteShares YieldBOOST NVDA ETF	GraniteShares YieldBOOST Bitcoin ETF
ASSETS:
Investments at cost	$129,830,046	$5,508,897	$8,699,881	$39,214,750	$7,542,236
Investments at value	$130,491,859	$5,533,646	$8,682,988	$39,207,960	$7,452,939
Cash	231,262,404	6,949,030	14,229,523	46,691,183	20,758,208
Cash collateral held for open Options contracts	1,182,463	63,749	159,572	343,895	217,476
Receivable for investments sold	8,494,584	–	–	874,112	526,375
Other assets	33,348	1,124	2,104	13,127	5,390
Total Assets	371,464,658	12,547,549	23,074,187	87,130,277	28,960,388

LIABILITIES:
Written options, at value (premiums received $13,818,702, $196,527, $270,751, $2,496,987 and $1,032,000)	20,823,222	577,449	849,535	3,170,944	914,912
Administration payable	–	327	252	–	–
Payable for accounting and legal	17,993	8,404	8,644	11,572	9,584
Payable to custodian	3,208	2,213	2,240	1,399	1,596
Payable for investments purchased	21,560,556	–	–	880,619	149,941
Payable for trustee fees	752	428	428	788	788
Payable for transfer agency	3,630	2,554	2,633	3,014	3,134
Payable for capital shares redeemed	–	–	–	940,675	335,428
Advisory fees payable	288,184	10,034	19,225	77,392	30,918
Other accrued payables	2,239	3,872	3,976	4,710	3,912
Total Liabilities	42,699,784	605,281	886,933	5,091,113	1,450,213
Commitments and contingencies (Note 5)
NET ASSETS	$328,764,874	$11,942,268	$22,187,254	$82,039,164	$27,510,175

NET ASSETS CONSIST OF:
Paid-in capital	$497,941,204	$14,480,071	$24,411,134	$118,044,456	$69,662,768
Total distributable (losses)	(169,176,330)	(2,537,803)	(2,223,880)	(36,005,292)	(42,152,593)
NET ASSETS	$328,764,874	$11,942,268	$22,187,254	$82,039,164	$27,510,175

Shares outstanding	59,290,000	760,001	1,230,001	4,360,001	2,460,001
Net Asset Value per share	$5.55	$15.71	$18.04	$18.82	$11.18

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	25

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares YieldBoost COIN ETF	GraniteShares YieldBoost AMD ETF	GraniteShares YieldBoost AMZN ETF	GraniteShares YieldBoost MSTR ETF	GraniteShares YieldBoost PLTR ETF
ASSETS:
Investments at cost	$15,679,613	$5,290,345	$1,109,050	$426,592	$2,390,866
Investments at value	$16,045,207	$5,211,341	$1,098,445	$425,851	$2,462,766
Cash	60,862,606	6,532,193	1,856,604	1,052,705	5,881,449
Due from advisor	–	–	1,567	2,113	–
Receivable for investments sold	1,330,194	18,701	17,707	–	152,374
Receivable for shares sold	–	450,193	–	–	–
Other assets	15,981	1,334	446	268	1,319
Total Assets	78,253,988	12,213,762	2,974,769	1,480,937	8,497,908

LIABILITIES:
Written options, at value (premiums received $3,153,949, $422,305, $68,447, $87,738 and $331,036)	4,874,660	259,692	68,979	124,132	798,429
Administration payable	27	418	313	180	400
Payable for accounting and legal	7,966	4,340	4,341	4,134	4,298
Payable to custodian	882	1,761	1,793	440	446
Payable for investments purchased	3,994,796	4,789	12,416	–	232,076
Payable for trustee fees	306	53	53	24	24
Payable for transfer agency	2,885	2,410	2,414	2,393	2,393
Advisory fees payable	67,695	8,570	–	–	3,615
Other accrued payables	823	332	299	180	227
Total Liabilities	8,950,040	282,365	90,608	131,483	1,041,908
Commitments and contingencies (Note 5)
NET ASSETS	$69,303,948	$11,931,397	$2,884,161	$1,349,454	$7,456,000

NET ASSETS CONSIST OF:
Paid-in capital	$167,664,941	$13,352,033	$3,205,333	$3,160,624	$9,623,672
Total distributable (losses)	(98,360,993)	(1,420,636)	(321,172)	(1,811,170)	(2,167,672)
NET ASSETS	$69,303,948	$11,931,397	$2,884,161	$1,349,454	$7,456,000

Shares outstanding	8,800,001	530,001	140,001	160,001	400,001
Net Asset Value per share	$7.88	$22.51	$20.60	$8.43	$18.64

See Notes to Financial Statements.
26	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares YieldBoost SMCI ETF	GraniteShares YieldBoost HOOD ETF	GraniteShares YieldBoost META ETF	GraniteShares YieldBoost BABA ETF	GraniteShares YieldBoost MARA ETF
ASSETS:
Investments at cost	$7,196,043	$14,305,075	$101,848	$308,742	$1,782,908
Investments at value	$7,254,512	$14,302,968	$99,641	$309,965	$1,721,950
Cash	3,829,560	9,758,183	517,166	1,118,707	2,215,022
Due from advisor	–	–	3,481	2,776	992
Receivable for investments sold	–	307,684	–	7,133	166,044
Receivable for shares sold	–	545,327	–	–	–
Other assets	1,021	1,742	2	5	372
Total Assets	11,085,093	24,915,904	620,290	1,438,586	4,104,380

LIABILITIES:
Written options, at value (premiums received $587,801, $1,213,512, $13,287, $45,080 and $336,296)	1,303,820	1,935,371	10,289	98,601	385,812
Administration payable	381	382	227	225	268
Payable for accounting and legal	4,267	4,602	3,413	3,433	3,147
Payable to custodian	721	721	483	483	636
Payable for investments purchased	–	730,196	–	10,967	269,146
Payable for trustee fees	328	328	258	258	215
Payable for transfer agency	2,106	2,106	1,749	1,749	1,255
Advisory fees payable	6,177	18,229	–	–	–
Other accrued payables	194	1,756	276	278	393
Total Liabilities	1,317,994	2,693,691	16,695	115,994	660,872
Commitments and contingencies (Note 5)
NET ASSETS	$9,767,099	$22,222,213	$603,595	$1,322,592	$3,443,508

NET ASSETS CONSIST OF:
Paid-in capital	$17,961,461	$35,213,655	$740,968	$1,649,570	$4,717,828
Total distributable (losses)	(8,194,362)	(12,991,442)	(137,373)	(326,978)	(1,274,320)
NET ASSETS	$9,767,099	$22,222,213	$603,595	$1,322,592	$3,443,508

Shares outstanding	750,001	1,630,001	30,001	70,001	250,001
Net Asset Value per share	$13.02	$13.63	$20.12	$18.89	$13.77

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	27

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares YieldBoost IONQ ETF	GraniteShares YieldBOOST Semiconductor ETF	GraniteShares YieldBOOST Gold Miners ETF	GraniteShares YieldBOOST RGTI ETF	GraniteShares YieldBOOST QBTS ETF
ASSETS:
Investments at cost	$3,711,054	$9,859,127	$1,773,282	$458,870	$456,614
Investments at value	$3,670,758	$9,870,711	$1,783,998	$446,842	$453,697
Cash	3,580,869	7,697,693	6,234,164	1,074,197	830,630
Due from advisor	–	–	61	2,994	3,029
Receivable for investments sold	126,764	356,593	135,655	131,454	–
Receivable for shares sold	341,650	–	–	–	–
Other assets	612	1,198	953	173	137
Total Assets	7,720,653	17,926,195	8,154,831	1,655,660	1,287,493

LIABILITIES:
Written options, at value (premiums received $554,070, $601,820, $312,274, $127,159 and $120,415)	542,237	777,107	413,432	121,028	118,452
Administration payable	268	213	213	183	183
Payable for accounting and legal	3,226	2,929	2,710	2,162	2,338
Payable to custodian	636	438	438	373	373
Payable for investments purchased	166,146	560,448	394,445	200,846	–
Payable for trustee fees	215	168	168	142	142
Payable for transfer agency	1,255	919	919	367	367
Advisory fees payable	1,841	7,932	–	–	–
Other accrued payables	399	162	142	–	–
Total Liabilities	716,223	1,350,316	812,467	325,101	121,855
Commitments and contingencies (Note 5)
NET ASSETS	$7,004,430	$16,575,879	$7,342,364	$1,330,559	$1,165,638

NET ASSETS CONSIST OF:
Paid-in capital	$8,919,721	$18,551,682	$7,789,434	$1,623,369	$1,372,440
Total distributable (losses)	(1,915,291)	(1,975,803)	(447,070)	(292,810)	(206,802)
NET ASSETS	$7,004,430	$16,575,879	$7,342,364	$1,330,559	$1,165,638

Shares outstanding	410,001	800,001	320,001	70,001	60,001
Net Asset Value per share	$17.08	$20.72	$22.94	$19.01	$19.43

See Notes to Financial Statements.
28	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	GraniteShares YieldBOOST RIOT ETF	GraniteShares YieldBOOST HIMS ETF	GraniteShares YieldBOOST Single Stock Universe ETF	GraniteShares YieldBOOST TopYielders ETF
ASSETS:
Investments at cost	$580,975	$521,555	$–	$–
Investments in affiliates, at cost	–	–	3,424,532	3,183,627
Investments at value	$728,175	$531,364	$–	$–
Investments in affiliates, at value	–	–	3,169,555	2,845,099
Cash	1,679,694	331,682	78,345	67,648
Due from advisor	2,595	3,277	1,827	1,748
Receivable for investments sold	735,387	38,591	–	–
Receivable for shares sold	–	374,267	–	–
Other assets	262	55	–	–
Total Assets	3,146,113	1,279,236	3,249,727	2,914,495

LIABILITIES:
Written options, at value (premiums received $165,623, $66,312, $- and $-)	362,433	110,202	–	–
Administration payable	166	166	95	95
Payable for accounting and legal	1,929	1,910	1,074	1,083
Payable to custodian	570	568	324	324
Payable for investments purchased	879,693	42,289	–	–
Payable for trustee fees	117	117	65	65
Payable for transfer agency	415	415	265	265
Other accrued payables	691	696	362	362
Total Liabilities	1,246,014	156,363	2,185	2,194
Commitments and contingencies (Note 5)
NET ASSETS	$1,900,099	$1,122,873	$3,247,542	$2,912,301

NET ASSETS CONSIST OF:
Paid-in capital	$2,332,120	$1,332,086	$3,474,610	$3,295,832
Total distributable (losses)	(432,021)	(209,213)	(227,068)	(383,531)
NET ASSETS	$1,900,099	$1,122,873	$3,247,542	$2,912,301

Shares outstanding	100,001	60,001	140,001	130,001
Net Asset Value per share	$19.00	$18.71	$23.20	$22.40

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	29

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares YieldBOOST TSLA ETF	GraniteShares YieldBOOST QQQ ETF	GraniteShares YieldBOOST SPY ETF	GraniteShares YieldBOOST NVDA ETF	GraniteShares YieldBOOST Bitcoin ETF
INVESTMENT INCOME:

Interest	$4,340,032	$159,736	$254,780	$1,517,647	$947,710
Total Investment Income	4,340,032	159,736	254,780	1,517,647	947,710

EXPENSES:
Advisory fees	1,215,316	44,816	72,218	407,254	236,030
Administration fees	1,090	493	501	733	682
Transfer agency	4,763	5,572	5,546	5,217	5,190
Trustee fees	859	785	785	1,146	1,146
Custody fees	2,222	2,189	2,102	2,241	2,157
Accounting and legal	47,123	11,565	12,413	23,839	18,165
Recoupment of previously waived fees	35,818	–	654	17,542	12,791
Other expenses	9,080	6,006	6,050	6,900	6,524
Total Expenses	1,316,271	71,426	100,269	464,872	282,685
Less waiver fees	–	(18,165)	(14,887)	–	(5,307)
Fees Paid Indirectly (Note 6)	(16,350)	(1,400)	(1,600)	(5,800)	(3,900)
Net Expenses	1,299,921	51,861	83,782	459,072	273,478
NET INVESTMENT INCOME	3,040,111	107,875	170,998	1,058,575	674,232

REALIZED GAIN/(LOSS) ON:
Investments	(88,453,542)	(1,500,603)	(1,367,026)	(18,650,720)	1,649,060
Written option Contracts	93,437,282	1,503,783	3,222,111	22,817,188	(20,720,004)
Total Net realized gain/(loss)	4,983,740	3,180	1,855,085	4,166,468	(19,070,944)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	681,724	30,930	(11,017)	21,447	(63,529)
Written option Contracts	(6,636,442)	(417,197)	(609,347)	(748,013)	63,688
Total net change in unrealized appreciation/(depreciation)	(5,954,718)	(386,267)	(620,364)	(726,566)	159
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,069,133	$(275,212)	$1,405,719	$4,498,477	$(18,396,553)

See Notes to Financial Statements.
30	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares	GraniteShares	GraniteShares	GraniteShares	GraniteShares
	YieldBoost	YieldBoost	YieldBoost	YieldBoost	YieldBoost
	COIN ETF*	AMD ETF†	AMZN ETF†	MSTR ETF‡	PLTR ETF‡
INVESTMENT INCOME:

Interest	$1,373,667	$95,302	$19,159	$17,117	$63,076
Total Investment Income	1,373,667	95,302	19,159	17,117	63,076

EXPENSES:
Advisory fees	349,504	27,388	5,335	4,421	17,565
Administration fees	577	426	421	401	405
Transfer agency	4,323	2,799	2,789	2,580	2,580
Trustee fees	663	410	410	381	381
Custody fees	1,939	1,401	1,398	135	134
Accounting and legal	19,647	6,582	6,174	5,832	6,235
Other expenses	5,875	3,825	3,795	3,362	3,628
Total Expenses	382,528	42,831	20,322	17,112	30,928
Less waiver fees	–	(11,046)	(14,099)	(11,941)	(10,668)
Fees Paid Indirectly (Note 6)	(6,800)	(200)	–	(100)	(100)
Net Expenses	375,728	31,585	6,223	5,071	20,160
NET INVESTMENT INCOME	997,939	63,717	12,936	12,046	42,916

REALIZED GAIN/(LOSS) ON:
Investments	(1,548,819)	566,186	(172,071)	373,536	(318,350)
Written option Contracts	(43,213,433)	588,218	115,214	(1,694,043)	276,159
Total Net realized gain/(loss)	(44,762,252)	1,154,404	(56,857)	(1,320,507)	(42,191)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	365,594	(79,004)	(10,605)	(741)	71,900
Written option Contracts	(1,720,710)	162,614	(532)	(36,393)	(467,393)
Total net change in unrealized appreciation/(depreciation)	(1,355,116)	83,610	(11,137)	(37,134)	(395,493)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,119,429)	$1,301,731	$(55,058)	$(1,345,595)	$(394,768)

*	Commenced operations on July 28, 2025.
†	Commenced operations on September 15, 2025.
‡	Commenced operations on September 22, 2025.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	31

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares YieldBoost SMCI ETF*	GraniteShares YieldBoost HOOD ETF*	GraniteShares YieldBoost META ETF†	GraniteShares YieldBoost BABA ETF†	GraniteShares YieldBoost MARA ETF‡
INVESTMENT INCOME:

Interest	$98,928	$179,097	$2,626	$4,469	$12,130
Total Investment Income	98,928	179,097	2,626	4,469	12,130

EXPENSES:
Advisory fees	25,754	47,468	1,052	2,123	3,351
Administration fees	389	395	317	317	269
Transfer agency	2,190	2,190	1,749	1,749	1,255
Trustee fees	328	328	258	258	215
Custody fees	130	130	128	128	113
Accounting and legal	6,100	6,766	4,369	4,402	3,701
Other expenses	3,318	3,386	2,680	2,686	2,140
Total Expenses	38,209	60,663	10,553	11,663	11,044
Less waiver fees	(8,463)	(5,975)	(9,336)	(9,213)	(7,223)
Net Expenses	29,746	54,688	1,217	2,450	3,821
NET INVESTMENT INCOME	69,182	124,409	1,409	2,019	8,309

REALIZED GAIN/(LOSS) ON:
Investments	3,438,422	1,389,967	63,577	(111,251)	253,552
Written option Contracts	(7,480,816)	(7,053,209)	(152,397)	44,077	(928,513)
Total Net realized loss	(4,042,394)	(5,663,242)	(88,820)	(67,174)	(674,961)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	58,469	(2,107)	(2,207)	1,223	(60,958)
Written option Contracts	(716,020)	(721,858)	2,998	(53,521)	(49,517)
Total net change in unrealized appreciation/(depreciation)	(657,551)	(723,965)	791	(52,298)	(110,475)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,630,763)	$(6,262,798)	$(86,620)	$(117,453)	$(777,127)

*	Commenced operations on September 29, 2025.
†	Commenced operations on October 20, 2025.
‡	Commenced operations on November 3, 2025.

See Notes to Financial Statements.
32	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares YieldBoost IONQ ETF*	GraniteShares YieldBOOST Semiconductor ETF†	GraniteShares YieldBOOST Gold Miners ETF†	GraniteShares YieldBOOST RGTI ETF‡	GraniteShares YieldBOOST QBTS ETF‡
INVESTMENT INCOME:

Interest	$26,397	$40,686	$12,903	$3,345	$3,209
Total Investment Income	26,397	40,686	12,903	3,345	3,209

EXPENSES:
Advisory fees	7,342	11,509	3,853	961	937
Administration fees	270	214	214	184	183
Transfer agency	1,255	919	919	367	367
Trustee fees	215	168	168	142	142
Custody fees	113	112	112	153	154
Accounting and legal	3,825	3,225	2,987	2,509	2,508
Other expenses	2,144	1,712	1,692	1,442	1,444
Total Expenses	15,164	17,859	9,945	5,758	5,735
Less waiver fees	(6,720)	(4,459)	(5,409)	(4,642)	(4,654)
Net Expenses	8,444	13,400	4,536	1,116	1,081
NET INVESTMENT INCOME	17,953	27,286	8,367	2,229	2,128

REALIZED GAIN/(LOSS) ON:
Investments	170,061	450,301	(185,374)	239,586	209,277
Written option Contracts	(984,335)	(707,385)	195,710	(395,129)	(296,480)
Total Net realized gain/(loss)	(814,274)	(257,084)	10,336	(155,543)	(87,203)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(40,296)	11,584	10,716	(12,028)	(2,917)
Written option Contracts	11,833	(175,288)	(101,157)	6,132	1,963
Total net change in unrealized depreciation	(28,463)	(163,704)	(90,441)	(5,896)	(954)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(824,784)	$(393,502)	$(71,738)	$(159,210)	$(86,029)

*	Commenced operations on November 3, 2025.
†	Commenced operations on November 17, 2025.
‡	Commenced operations on November 24, 2025.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	33

GraniteShares ETF Trust	Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	GraniteShares YieldBOOST RIOT ETF*	GraniteShares YieldBOOST HIMS ETF*	GraniteShares YieldBOOST Single Stock Universe ETF†	GraniteShares YieldBOOST TopYielders ETF†
INVESTMENT INCOME:

Interest	$4,128	$2,121	$–	$–
Dividends from affiliated securities	–	–	94,424	131,698
Total Investment Income	4,128	2,121	94,424	131,698

EXPENSES:
Advisory fees	1,206	591	222	295
Administration fees	166	166	95	95
Transfer agency	415	415	265	265
Trustee fees	117	117	65	65
Custody fees	53	51	29	29
Accounting and legal	1,963	1,944	1,074	1,083
Other expenses	1,269	1,273	717	716
Total Expenses	5,189	4,557	2,467	2,548
Less waiver fees	(3,801)	(3,868)	(2,049)	(2,043)
Net Expenses	1,388	689	418	505
NET INVESTMENT INCOME	2,740	1,432	94,006	131,193

REALIZED GAIN/(LOSS) ON:
Investments	588,346	(50,444)	1	1
Net realized gain/(loss) on investments - affiliated securities	–	–	–	(84,008)
Written option Contracts	(792,679)	(48,272)	–	–
Total Net realized gain/(loss)	(204,333)	(98,716)	1	(84,007)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	147,200	9,809	–	–
Net change in unrealized depreciation on affiliate investments	–	–	(254,977)	(338,528)
Written option Contracts	(196,810)	(43,890)	–	–
Total net change in unrealized depreciation	(49,610)	(34,081)	(254,977)	(338,528)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(251,203)	$(131,365)	$(160,970)	$(291,342)

*	Commenced operations on December 1, 2025.
†	Commenced operations on December 15, 2025.

See Notes to Financial Statements.
34	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Period December 17, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$3,040,111	$44,619
Net realized gain/(loss)	4,983,740	(161,814)
Net change in unrealized depreciation	(5,954,718)	(387,988)
Net increase/(decrease) in net assets resulting from operations	2,069,133	(505,183)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(170,185,967)	(554,313)
Tax return of capital to shareholders	–	(2,020,765)
Total distributions	(170,185,967)	(2,575,078)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	540,367,371	27,628,991
Cost of shares redeemed	(68,034,393)	–
Net increase from capital share transactions	472,332,978	27,628,991
Net increase in net assets	304,216,144	24,548,730

NET ASSETS:
Beginning of period	24,548,730	–
End of period	$328,764,874	$24,548,730

CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,450,000	–
Shares sold	67,450,000	2,450,000
Shares redeemed	(10,610,000)	–
Shares outstanding, end of period	59,290,000	2,450,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	35

GraniteShares YieldBOOST QQQ ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$107,875	$9,992
Net realized gain	3,180	9,533
Net change in unrealized appreciation/depreciation	(386,267)	30,093
Net increase/(decrease) in net assets resulting from operations	(275,212)	49,618

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,265,565)	(46,644)
Tax return of capital to shareholders	–	(148,547)
Total distributions	(2,265,565)	(195,191)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,916,871	3,003,381
Cost of shares redeemed	(1,291,634)	–
Net increase from capital share transactions	11,625,237	3,003,381
Net increase in net assets	9,084,460	2,857,808

NET ASSETS:
Beginning of period	2,857,808	–
End of period	$11,942,268	$2,857,808

CAPITAL SHARE TRANSACTIONS:
Beginning shares	150,001	–
Shares sold	690,000	150,001
Shares redeemed	(80,000)	–
Shares outstanding, end of period	760,001	150,001

See Notes to Financial Statements.
36	www.graniteshares.com

GraniteShares YieldBOOST SPY ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$170,998	$13,618
Net realized gain	1,855,085	104,491
Net change in unrealized appreciation/depreciation	(620,364)	24,687
Net increase in net assets resulting from operations	1,405,719	142,796

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,623,609)	(148,786)
Tax return of capital to shareholders	–	(93,339)
Total distributions	(3,623,609)	(242,125)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,678,050	3,325,325
Cost of shares redeemed	(1,498,902)	–
Net increase from capital share transactions	21,179,148	3,325,325
Net increase in net assets	18,961,258	3,225,996

NET ASSETS:
Beginning of period	3,225,996	–
End of period	$22,187,254	$3,225,996

CAPITAL SHARE TRANSACTIONS:
Beginning shares	160,001	–
Shares sold	1,150,000	160,001
Shares redeemed	(80,000)	–
Shares outstanding, end of period	1,230,001	160,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	37

GraniteShares YieldBOOST NVDA ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$1,058,575	$4,355
Net realized gain	4,166,468	190,630
Net change in unrealized appreciation/depreciation	(726,566)	45,819
Net increase in net assets resulting from operations	4,498,477	240,804

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(40,534,392)	(210,181)
Total distributions	(40,534,392)	(210,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	127,521,779	6,112,051
Cost of shares redeemed	(15,589,374)	–
Net increase from capital share transactions	111,932,405	6,112,051
Net increase in net assets	75,896,490	6,142,674

NET ASSETS:
Beginning of period	6,142,674	–
End of period	$82,039,164	$6,142,674

CAPITAL SHARE TRANSACTIONS:
Beginning shares	230,001	–
Shares sold	4,900,000	230,001
Shares redeemed	(770,000)	–
Shares outstanding, end of period	4,360,001	230,001

See Notes to Financial Statements.
38	www.graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$674,232	$3,759
Net realized gain/(loss)	(19,070,944)	101,913
Net change in unrealized appreciation	159	27,632
Net increase/(decrease) in net assets resulting from operations	(18,396,553)	133,304

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(23,719,585)	(169,759)
Total distributions	(23,719,585)	(169,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	83,406,937	4,993,268
Cost of shares redeemed	(18,737,437)	–
Net increase from capital share transactions	64,669,500	4,993,268
Net increase in net assets	22,553,362	4,956,813

NET ASSETS:
Beginning of period	4,956,813	–
End of period	$27,510,175	$4,956,813

CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,001	–
Shares sold	3,510,000	200,001
Shares redeemed	(1,250,000)	–
Shares outstanding, end of period	2,460,001	200,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	39

GraniteShares YieldBOOST coin ETF	Statement of Changes in Net Assets

For the Period July 28, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$997,939
Net realized loss	(44,762,252)
Net change in unrealized depreciation	(1,355,116)
Net decrease in net assets resulting from operations	(45,119,429)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(53,241,564)
Total distributions	(53,241,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	182,233,820
Cost of shares redeemed	(14,568,879)
Net increase from capital share transactions	167,664,941
Net increase in net assets	69,303,948

NET ASSETS:
Beginning of period	–
End of period	$69,303,948

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	10,000,001
Shares redeemed	(1,200,000)
Shares outstanding, end of period	8,800,001

See Notes to Financial Statements.
40	www.graniteshares.com

GraniteShares YieldBOOST AMD ETF	Statement of Changes in Net Assets

For the Period September 15, 2025 (Commencement of Operations) to December 31,2025
OPERATIONS:
Net investment income	$63,717
Net realized gain	1,154,404
Net change in unrealized appreciation	83,610
Net increase in net assets resulting from operations	1,301,731

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,722,367)
Total distributions	(2,722,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,762,350
Cost of shares redeemed	(2,410,317)
Net increase from capital share transactions	13,352,033
Net increase in net assets	11,931,397

NET ASSETS:
Beginning of period	–
End of period	$11,931,397

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	640,001
Shares redeemed	(110,000)
Shares outstanding, end of period	530,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	41

GraniteShares YieldBOOST AMZN ETF	Statement of Changes in Net Assets

For the Period September 15, 2025 (Commencement of Operations) to December 31,2025
OPERATIONS:
Net investment income	$12,936
Net realized loss	(56,857)
Net change in unrealized depreciation	(11,137)
Net decrease in net assets resulting from operations	(55,058)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(266,114)
Total distributions	(266,114)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,205,333
Net increase from capital share transactions	3,205,333
Net increase in net assets	2,884,161

NET ASSETS:
Beginning of period	–
End of period	$2,884,161

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	140,001
Shares outstanding, end of period	140,001

See Notes to Financial Statements.
42	www.graniteshares.com

GraniteShares YieldBOOST MSTR ETF	Statement of Changes in Net Assets

For the Period September 22, 2025 (Commencement of Operations) to December 31,2025
OPERATIONS:
Net investment income	$12,046
Net realized loss	(1,320,507)
Net change in unrealized depreciation	(37,134)
Net decrease in net assets resulting from operations	(1,345,595)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(465,575)
Total distributions	(465,575)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,484,143
Cost of shares redeemed	(1,323,519)
Net increase from capital share transactions	3,160,624
Net increase in net assets	1,349,454

NET ASSETS:
Beginning of period	–
End of period	$1,349,454

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	240,001
Shares redeemed	(80,000)
Shares outstanding, end of period	160,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	43

GraniteShares YieldBOOST PLTR ETF	Statement of Changes in Net Assets

For the Period September 22, 2025 (Commencement of Operations) to December 31,2025
OPERATIONS:
Net investment income	$42,916
Net realized loss	(42,191)
Net change in unrealized depreciation	(395,493)
Net decrease in net assets resulting from operations	(394,768)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,772,904)
Total distributions	(1,772,904)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,829,406
Cost of shares redeemed	(205,734)
Net increase from capital share transactions	9,623,672
Net increase in net assets	7,456,000

NET ASSETS:
Beginning of period	–
End of period	$7,456,000

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	410,001
Shares redeemed	(10,000)
Shares outstanding, end of period	400,001

See Notes to Financial Statements.
44	www.graniteshares.com

GraniteShares YieldBOOST SMCI ETF	Statement of Changes in Net Assets

For the Period September 29, 2025 (Commencement of Operations) to December 31,2025
OPERATIONS:
Net investment income	$69,182
Net realized loss	(4,042,394)
Net change in unrealized depreciation	(657,551)
Net decrease in net assets resulting from operations	(4,630,763)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,563,599)
Total distributions	(3,563,599)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	20,161,840
Cost of shares redeemed	(2,200,379)
Net increase from capital share transactions	17,961,461
Net increase in net assets	9,767,099

NET ASSETS:
Beginning of period	–
End of period	$9,767,099

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	870,001
Shares redeemed	(120,000)
Shares outstanding, end of period	750,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	45

GraniteShares YieldBOOST HOOD ETF	Statement of Changes in Net Assets

For the Period September 29, 2025 (Commencement of Operations) to December 31,2025
OPERATIONS:
Net investment income	$124,409
Net realized loss	(5,663,242)
Net change in unrealized depreciation	(723,965)
Net decrease in net assets resulting from operations	(6,262,798)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,728,644)
Total distributions	(6,728,644)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	37,837,492
Cost of shares redeemed	(2,623,837)
Net increase from capital share transactions	35,213,655
Net increase in net assets	22,222,213

NET ASSETS:
Beginning of period	–
End of period	$22,222,213

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,790,001
Shares redeemed	(160,000)
Shares outstanding, end of period	1,630,001

See Notes to Financial Statements.
46	www.graniteshares.com

GraniteShares YieldBOOST META ETF	Statement of Changes in Net Assets

For the Period October 20, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$1,409
Net realized loss	(88,820)
Net change in unrealized appreciation	791
Net decrease in net assets resulting from operations	(86,620)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(50,753)
Total distributions	(50,753)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	947,949
Cost of shares redeemed	(206,981)
Net increase from capital share transactions	740,968
Net increase in net assets	603,595

NET ASSETS:
Beginning of period	–
End of period	$603,595

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	40,001
Shares redeemed	(10,000)
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	47

GraniteShares YieldBOOST BABA ETF	Statement of Changes in Net Assets

For the Period October 20, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$2,019
Net realized loss	(67,174)
Net change in unrealized depreciation	(52,298)
Net decrease in net assets resulting from operations	(117,453)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(209,525)
Total distributions	(209,525)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,649,570
Net increase from capital share transactions	1,649,570
Net increase in net assets	1,322,592

NET ASSETS:
Beginning of period	–
End of period	$1,322,592

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	70,001
Shares outstanding, end of period	70,001

See Notes to Financial Statements.
48	www.graniteshares.com

GraniteShares YieldBOOST MARA ETF	Statement of Changes in Net Assets

For the Period November 3, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$8,309
Net realized loss	(674,961)
Net change in unrealized depreciation	(110,475)
Net decrease in net assets resulting from operations	(777,127)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(497,193)
Total distributions	(497,193)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,062,810
Cost of shares redeemed	(344,982)
Net increase from capital share transactions	4,717,828
Net increase in net assets	3,443,508

NET ASSETS:
Beginning of period	–
End of period	$3,443,508

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	270,001
Shares redeemed	(20,000)
Shares outstanding, end of period	250,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	49

GraniteShares YieldBOOST IONQ ETF	Statement of Changes in Net Assets

For the Period November 3, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$17,953
Net realized loss	(814,274)
Net change in unrealized depreciation	(28,463)
Net decrease in net assets resulting from operations	(824,784)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,090,507)
Total distributions	(1,090,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,384,082
Cost of shares redeemed	(464,361)
Net increase from capital share transactions	8,919,721
Net increase in net assets	7,004,430

NET ASSETS:
Beginning of period	–
End of period	$7,004,430

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	430,001
Shares redeemed	(20,000)
Shares outstanding, end of period	410,001

See Notes to Financial Statements.
50	www.graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF	Statement of Changes in Net Assets

For the Period November 17, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$27,286
Net realized loss	(257,084)
Net change in unrealized depreciation	(163,704)
Net decrease in net assets resulting from operations	(393,502)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,582,301)
Total distributions	(1,582,301)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,551,682
Net increase from capital share transactions	18,551,682
Net increase in net assets	16,575,879

NET ASSETS:
Beginning of period	–
End of period	$16,575,879

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	800,001
Shares outstanding, end of period	800,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	51

GraniteShares YieldBOOST Gold Miners ETF	Statement of Changes in Net Assets

For the Period November 17, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$8,367
Net realized gain	10,336
Net change in unrealized depreciation	(90,441)
Net decrease in net assets resulting from operations	(71,738)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(375,332)
Total distributions	(375,332)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,789,434
Net increase from capital share transactions	7,789,434
Net increase in net assets	7,342,364

NET ASSETS:
Beginning of period	–
End of period	$7,342,364

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	320,001
Shares outstanding, end of period	320,001

See Notes to Financial Statements.
52	www.graniteshares.com

GraniteShares YieldBOOST RGTI ETF	Statement of Changes in Net Assets

For the Period November 24, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$2,229
Net realized loss	(155,543)
Net change in unrealized depreciation	(5,896)
Net decrease in net assets resulting from operations	(159,210)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(133,600)
Total distributions	(133,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,623,369
Net increase from capital share transactions	1,623,369
Net increase in net assets	1,330,559

NET ASSETS:
Beginning of period	–
End of period	$1,330,559

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	70,001
Shares outstanding, end of period	70,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	53

GraniteShares YieldBOOST QBTS ETF	Statement of Changes in Net Assets

For the Period November 24, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$2,128
Net realized loss	(87,203)
Net change in unrealized depreciation	(954)
Net decrease in net assets resulting from operations	(86,029)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(120,773)
Total distributions	(120,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,372,440
Net increase from capital share transactions	1,372,440
Net increase in net assets	1,165,638

NET ASSETS:
Beginning of period	–
End of period	$1,165,638

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	60,001
Shares outstanding, end of period	60,001

See Notes to Financial Statements.
54	www.graniteshares.com

GraniteShares YieldBOOST RIOT ETF	Statement of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$2,740
Net realized loss	(204,333)
Net change in unrealized depreciation	(49,610)
Net decrease in net assets resulting from operations	(251,203)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(180,818)
Total distributions	(180,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,332,120
Net increase from capital share transactions	2,332,120
Net increase in net assets	1,900,099

NET ASSETS:
Beginning of period	–
End of period	$1,900,099

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	100,001
Shares outstanding, end of period	100,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	55

GraniteShares YieldBOOST HIMS ETF	Statement of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$1,432
Net realized loss	(98,716)
Net change in unrealized depreciation	(34,081)
Net decrease in net assets resulting from operations	(131,365)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(77,848)
Total distributions	(77,848)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,332,086
Net increase from capital share transactions	1,332,086
Net increase in net assets	1,122,873

NET ASSETS:
Beginning of period	–
End of period	$1,122,873

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	60,001
Shares outstanding, end of period	60,001

See Notes to Financial Statements.
56	www.graniteshares.com

GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	Statement of Changes in Net Assets

For the Period December 15, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$94,006
Net realized gain	1
Net change in unrealized depreciation	(254,977)
Net decrease in net assets resulting from operations	(160,970)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(66,098)
Total distributions	(66,098)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,474,610
Net increase from capital share transactions	3,474,610
Net increase in net assets	3,247,542

NET ASSETS:
Beginning of period	–
End of period	$3,247,542

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	140,001
Shares outstanding, end of period	140,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	57

GraniteShares YieldBOOST TOPYIELDERS ETF	Statement of Changes in Net Assets

For the Period December 15, 2025 (Commencement of Operations) to December 31, 2025
OPERATIONS:
Net investment income	$131,193
Net realized loss	(84,007)
Net change in unrealized depreciation	(338,528)
Net decrease in net assets resulting from operations	(291,342)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(92,189)
Total distributions	(92,189)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,222,329
Cost of shares redeemed	(926,497)
Net increase from capital share transactions	3,295,832
Net increase in net assets	2,912,301

NET ASSETS:
Beginning of period	–
End of period	$2,912,301

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	170,001
Shares redeemed	(40,000)
Shares outstanding, end of period	130,001

See Notes to Financial Statements.
58	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period December 17,2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$10.02		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.09		0.16
Net realized and unrealized gain/(loss)	0.87		(6.28)
Total from investment operations	0.96		(6.12)

DISTRIBUTIONS:
From net investment income	(5.43)		(1.91)
From return of capital	–		(6.95)
Total distributions	(5.43)		(8.86)

NET (DECREASE) IN NET ASSET VALUE	(4.47)		(14.98)
NET ASSET VALUE, END OF PERIOD	$5.55		$10.02
TOTAL RETURN(b)	11.48%		(26.18)%
MARKET VALUE TOTAL RETURN(c)	10.57%		(25.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$328,765		$24,549

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.07	% (d)	3.03	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.07	% (d)	1.15	% (d)
Ratio of net investment income to average net assets	2.49	% (d)	2.38	% (d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	59

GraniteShares YieldBOOST QQQ ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$19.05		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.21		0.17
Net realized and unrealized gain/(loss)	0.99		(2.88)
Total from investment operations	1.20		(2.71)

DISTRIBUTIONS:
From net investment income	(4.54)		(0.77)
From return of capital	–		(2.47)
Total distributions	(4.54)		(3.24)

NET (DECREASE) IN NET ASSET VALUE	(3.34)		(5.95)
NET ASSET VALUE, END OF PERIOD	$15.71		$19.05
TOTAL RETURN(b)	5.95%		(9.61)%
MARKET VALUE TOTAL RETURN(c)	5.77%		(9.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$11,942		$2,858

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.55	% (d)	7.17	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	% (d)	1.15	% (d)
Ratio of net investment income to average net assets	2.39	% (d)	2.59	% (d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
60	www.graniteshares.com

GraniteShares YieldBOOST SPY ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$20.16		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.23		0.19
Net realized and unrealized gain/(loss)	2.50		(1.64)
Total from investment operations	2.73		(1.45)

DISTRIBUTIONS:
From net investment income	(4.85)		(2.08)
From return of capital	–		(1.31)
Total distributions	(4.85)		(3.39)

NET (DECREASE) IN NET ASSET VALUE	(2.12)		(4.84)
NET ASSET VALUE, END OF PERIOD	$18.04		$20.16
TOTAL RETURN(b)	14.80%		(4.77)%
MARKET VALUE TOTAL RETURN(c)	14.83%		(4.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$22,187		$3,226

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.35	% (d)	5.84	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	% (d)	1.15	% (d)
Ratio of net investment income to average net assets	2.35	% (d)	2.72	% (d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	61

GraniteShares YieldBOOST NVDA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$26.71		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.30		0.07
Net realized and unrealized gain	3.59		4.06
Total from investment operations	3.89		4.13

DISTRIBUTIONS:
From net investment income	(11.78)		(2.42)
Total distributions	(11.78)		(2.42)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(7.89)		1.71
NET ASSET VALUE, END OF PERIOD	$18.82		$26.71
TOTAL RETURN(b)	15.52%		16.92%
MARKET VALUE TOTAL RETURN(c)	15.53%		17.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$82,039		$6,143

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.12	% (d)	9.45	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.12	% (d)	1.15	% (d)
Ratio of net investment income to average net assets	2.58	% (d)	2.08	% (d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
62	www.graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$24.78		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.25		0.07
Net realized and unrealized gain/(loss)	(4.56)		1.91
Total from investment operations	(4.31)		1.98

DISTRIBUTIONS:
From net investment income	(9.29)		(2.20)
Total distributions	(9.29)		(2.20)

NET (DECREASE) IN NET ASSET VALUE	(13.60)		(0.22)
NET ASSET VALUE, END OF PERIOD	$11.18		$24.78
TOTAL RETURN(b)	(25.53)%		8.24%
MARKET VALUE TOTAL RETURN(c)	(25.59)%		8.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$27,510		$4,957

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.17	% (d)	10.77	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	% (d)	1.15	% (d)
Ratio of net investment income to average net assets	2.84	% (d)	2.08	% (d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	63

GraniteShares YieldBOOST Coin ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 28, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.16
Net realized and unrealized loss	(6.91)
Total from investment operations	(6.75)

DISTRIBUTIONS:
From net investment income	(10.37)
Total distributions	(10.37)

NET (DECREASE) IN NET ASSET VALUE	(17.12)
NET ASSET VALUE, END OF PERIOD	$7.88
TOTAL RETURN(b)	(39.03)%
MARKET VALUE TOTAL RETURN(c)	(39.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$69,304

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.07	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.07	% (d)
Ratio of net investment income to average net assets	2.84	% (d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
64	www.graniteshares.com

GraniteShares YieldBOOST AMD ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 15, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.16
Net realized and unrealized gain	4.17
Total from investment operations	4.33

DISTRIBUTIONS:
From net investment income	(6.82)
Total distributions	(6.82)

NET (DECREASE) IN NET ASSET VALUE	(2.49)
NET ASSET VALUE, END OF PERIOD	$22.51
TOTAL RETURN(b)	19.69%
MARKET VALUE TOTAL RETURN(c)	19.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$11,931

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.55	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	% (d)
Ratio of net investment income to average net assets	2.31	% (d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	65

GraniteShares YieldBOOST AMZN ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 15, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.15
Net realized and unrealized loss	(1.28)
Total from investment operations	(1.13)

DISTRIBUTIONS:
From net investment income	(3.27)
Total distributions	(3.27)

NET (DECREASE) IN NET ASSET VALUE	(4.40)
NET ASSET VALUE, END OF PERIOD	$20.60
TOTAL RETURN(b)	(4.68)%
MARKET VALUE TOTAL RETURN(c)	(4.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,884

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	3.74	% (d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	% (d)
Ratio of net investment income to average net assets	2.38	% (d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
66	www.graniteshares.com

GraniteShares YieldBOOST MSTR ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 22, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.10
Net realized and unrealized loss	(12.56)
Total from investment operations	(12.46)

DISTRIBUTIONS:
From net investment income	(4.11)
Total distributions	(4.11)

NET (DECREASE) IN NET ASSET VALUE	(16.57)
NET ASSET VALUE, END OF PERIOD	$8.43
TOTAL RETURN(b)	(55.17)%
MARKET VALUE TOTAL RETURN(c)	(55.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,349

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	3.84	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.14	%(d)
Ratio of net investment income to average net assets	2.72	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	67

GraniteShares YieldBOOST PLTR ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 22, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.14
Net realized and unrealized loss	(0.51)
Total from investment operations	(0.37)

DISTRIBUTIONS:
From net investment income	(5.99)
Total distributions	(5.99)

NET (DECREASE) IN NET ASSET VALUE	(6.36)
NET ASSET VALUE, END OF PERIOD	$18.64
TOTAL RETURN(b)	(2.43)%
MARKET VALUE TOTAL RETURN(c)	(2.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,456

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.75	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.14	%(d)
Ratio of net investment income to average net assets	2.43	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
68	www.graniteshares.com

GraniteShares YieldBOOST SMCI ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 29, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.12
Net realized and unrealized loss	(5.14)
Total from investment operations	(5.02)

DISTRIBUTIONS:
From net investment income	(6.96)
Total distributions	(6.96)

NET (DECREASE) IN NET ASSET VALUE	(11.98)
NET ASSET VALUE, END OF PERIOD	$13.02
TOTAL RETURN(b)	(26.11)%
MARKET VALUE TOTAL RETURN(c)	(25.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$9,767

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.47	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.66	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	69

GraniteShares YieldBOOST HOOD ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 29, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.12
Net realized and unrealized loss	(4.60)
Total from investment operations	(4.48)

DISTRIBUTIONS:
From net investment income	(6.89)
Total distributions	(6.89)

NET (DECREASE) IN NET ASSET VALUE	(11.37)
NET ASSET VALUE, END OF PERIOD	$13.63
TOTAL RETURN(b)	(22.21)%
MARKET VALUE TOTAL RETURN(c)	(21.93)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$22,222

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.27	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.61	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
70	www.graniteshares.com

GraniteShares YieldBOOST META ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 20, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(2.86)
Total from investment operations	(2.80)

DISTRIBUTIONS:
From net investment income	(2.08)
Total distributions	(2.08)

NET (DECREASE) IN NET ASSET VALUE	(4.88)
NET ASSET VALUE, END OF PERIOD	$20.12
TOTAL RETURN(b)	(11.41)%
MARKET VALUE TOTAL RETURN(c)	(11.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$604

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	9.96	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	1.33	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	71

GraniteShares YieldBOOST BABA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 20, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(2.00)
Total from investment operations	(1.96)

DISTRIBUTIONS:
From net investment income	(4.15)
Total distributions	(4.15)

NET (DECREASE) IN NET ASSET VALUE	(6.11)
NET ASSET VALUE, END OF PERIOD	$18.89
TOTAL RETURN(b)	(8.55)%
MARKET VALUE TOTAL RETURN(c)	(8.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,323

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	5.42	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.14	%(d)
Ratio of net investment income to average net assets	0.94	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
72	www.graniteshares.com

GraniteShares YieldBOOST MARA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 3, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07
Net realized and unrealized loss	(6.97)
Total from investment operations	(6.90)

DISTRIBUTIONS:
From net investment income	(4.33)
Total distributions	(4.33)

NET (DECREASE) IN NET ASSET VALUE	(11.23)
NET ASSET VALUE, END OF PERIOD	$13.77
TOTAL RETURN(b)	(30.52)%
MARKET VALUE TOTAL RETURN(c)	(30.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,444

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	3.30	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.14	%(d)
Ratio of net investment income to average net assets	2.49	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	73

GraniteShares YieldBOOST IONQ ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 3, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.08
Net realized and unrealized loss	(3.14)
Total from investment operations	(3.06)

DISTRIBUTIONS:
From net investment income	(4.86)
Total distributions	(4.86)

NET (DECREASE) IN NET ASSET VALUE	(7.92)
NET ASSET VALUE, END OF PERIOD	$17.08
TOTAL RETURN(b)	(13.97)%
MARKET VALUE TOTAL RETURN(c)	(13.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,004

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.06	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.44	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
74	www.graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 17, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(0.69)
Total from investment operations	(0.63)

DISTRIBUTIONS:
From net investment income	(3.65)
Total distributions	(3.65)

NET (DECREASE) IN NET ASSET VALUE	(4.28)
NET ASSET VALUE, END OF PERIOD	$20.72
TOTAL RETURN(b)	(2.56)%
MARKET VALUE TOTAL RETURN(c)	(2.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$16,576

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.53	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.34	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	75

GraniteShares YieldBOOST Gold Miners ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 17, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized gain	0.68
Total from investment operations	0.74

DISTRIBUTIONS:
From net investment income	(2.80)
Total distributions	(2.80)

NET (DECREASE) IN NET ASSET VALUE	(2.06)
NET ASSET VALUE, END OF PERIOD	$22.94
TOTAL RETURN(b)	2.81%
MARKET VALUE TOTAL RETURN(c)	3.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,342

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.51	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.14	%(d)
Ratio of net investment income to average net assets	2.11	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
76	www.graniteshares.com

GraniteShares YieldBOOST RGTI ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 24, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized loss	(3.09)
Total from investment operations	(3.04)

DISTRIBUTIONS:
From net investment income	(2.95)
Total distributions	(2.95)

NET (DECREASE) IN NET ASSET VALUE	(5.99)
NET ASSET VALUE, END OF PERIOD	$19.01
TOTAL RETURN(b)	(12.99)%
MARKET VALUE TOTAL RETURN(c)	(12.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,331

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	5.93	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.30	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	77

GraniteShares YieldBOOST QBTS ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 24, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized loss	(2.68)
Total from investment operations	(2.63)

DISTRIBUTIONS:
From net investment income	(2.94)
Total distributions	(2.94)

NET (DECREASE) IN NET ASSET VALUE	(5.57)
NET ASSET VALUE, END OF PERIOD	$19.43
TOTAL RETURN(b)	(11.24)%
MARKET VALUE TOTAL RETURN(c)	(10.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,166

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	6.11	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.27	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
78	www.graniteshares.com

GraniteShares YieldBOOST RIOT ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(3.47)
Total from investment operations	(3.43)

DISTRIBUTIONS:
From net investment income	(2.57)
Total distributions	(2.57)

NET (DECREASE) IN NET ASSET VALUE	(6.00)
NET ASSET VALUE, END OF PERIOD	$19.00
TOTAL RETURN(b)	(14.83)%
MARKET VALUE TOTAL RETURN(c)	(14.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,900

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	4.30	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.27	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	79

GraniteShares YieldBOOST HIMS ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(3.91)
Total from investment operations	(3.87)

DISTRIBUTIONS:
From net investment income	(2.42)
Total distributions	(2.42)

NET (DECREASE) IN NET ASSET VALUE	(6.29)
NET ASSET VALUE, END OF PERIOD	$18.71
TOTAL RETURN(b)	(16.80)%
MARKET VALUE TOTAL RETURN(c)	(16.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,123

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	7.61	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	2.39	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
80	www.graniteshares.com

GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 15, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	1.11
Net realized and unrealized loss	(2.14)
Total from investment operations	(1.03)

DISTRIBUTIONS:
From net investment income	(0.77)
Total distributions	(0.77)

NET (DECREASE) IN NET ASSET VALUE	(1.80)
NET ASSET VALUE, END OF PERIOD	$23.20
TOTAL RETURN(b)	(4.23)%
MARKET VALUE TOTAL RETURN(c)	(4.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,248

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.95	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.50	%(d)
Ratio of net investment income to average net assets	112.27	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2025	81

GraniteShares YieldBOOST TOPYIELDERS ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 15, 2025 (Commencement of Operations) to December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	1.30
Net realized and unrealized loss	(2.98)
Total from investment operations	(1.68)

DISTRIBUTIONS:
From net investment income	(0.92)
Total distributions	(0.92)

NET (DECREASE) IN NET ASSET VALUE	(2.60)
NET ASSET VALUE, END OF PERIOD	$22.40
TOTAL RETURN(b)	(6.95)%
MARKET VALUE TOTAL RETURN(c)	(6.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,912

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.52	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.50	%(d)
Ratio of net investment income to average net assets	129.76	%(d)
Portfolio turnover rate	32	%(e)

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
82	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of sixty six investment series. This report pertains to the GraniteShares YieldBOOST TSLA ETF (“TSYY”), GraniteShares YieldBOOST QQQ ETF (“TQQY”), GraniteShares YieldBOOST SPY ETF (“YSPY”), GraniteShares YieldBOOST NVDA ETF (“NVYY”), GraniteShares YieldBOOST Bitcoin ETF (“XBTY”), GraniteShares YieldBOOST Coin ETF (“COYY”), GraniteShares YieldBOOST AMD ETF (“AMYY”), GraniteShares YieldBOOST AMZN ETF (“AZYY”), GraniteShares YieldBOOST MSTR ETF (“MTYY”), GraniteShares YieldBOOST PLTR ETF (“PLYY”), GraniteShares YieldBOOST SMCI ETF (“SMYY”), GraniteShares YieldBOOST HOOD ETF (“HOYY”), GraniteShares YieldBOOST META ETF (“FBYY”), GraniteShares YieldBOOST BABA ETF (“BBYY”), GraniteShares YieldBOOST MARA ETF (“MAAY”), GraniteShares YieldBOOST IONQ ETF (“IOYY”), GraniteShares YieldBOOST Semiconductor ETF (“SEMY”), GraniteShares YieldBOOST Gold Miners ETF (“NUGY”), GraniteShares YieldBOOST RGTI ETF (“RGYY”), GraniteShares YieldBOOST QBTS ETF (“QBY”), GraniteShares YieldBOOST RIOT ETF (“RTYY”), GraniteShares YieldBOOST HIMS ETF (“HMYY”), GraniteShares YieldBOOST Single Stock Universe ETF (“YBST”) and GraniteShares YieldBOOST Top Yielders ETF (“YBTY”) (each, a “Fund”, and collectively, the “Funds”). TSYY commenced operations on December 17, 2024. TQQY and YSPY commenced operations on February 25, 2025. NVYY and XBTY commenced operations on May 12, 2025. COYY commenced operations on July 28, 2025. AMYY and AZYY commenced operations on September 15, 2025. MTYY and PLYY commenced operations on September 22, 2025. SMYY and HOYY commenced operations on September 29, 2025. FBYY and BBYY commenced operations on October 20, 2025. MAAY and IOYY commenced operations on November 3, 2025. SEMY and NUGY commenced operations on Nobevember 17, 2025. RGYY and QBY commenced operations on November 24, 2025. RTYY and HMYY commenced operations on December 1, 2025. YBST and YBTY commenced operations on December 15, 2025. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

NVYY invests in options that reference the GraniteShares 2x Long NVDA Daily ETF, which is an affiliated exchange-traded unit investment trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Purchased options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written options: When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Semi-Annual Report | December 31, 2025	83

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

3. SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

The Funds will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Funds’ participation in a potential increase in the price of the Underlying ETF’s only applies if the Funds sell in-the-money put options contracts. The put options contracts sold by the Funds may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. Flexible Exchange (“FLEX”) Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. The Funds may sell put options contracts that are based on the value of the price returns of the Underlying ETF. Exhange-listed options contracts are guaranteed by the Options Clearing Corporations (“OCC”).

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in December 31, 2025 (Unaudited) foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

84	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Valuing each Fund’s investment using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2025 were as follows:

GraniteShares YieldBOOST TSLA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$2,964,143	$–	$2,964,143
United States Treasury Obligations	–	127,527,716	–	127,527,716
Total	$–	$130,491,859	$–	$130,491,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(20,823,222)	–	(20,823,222)
Total	$–	$(20,823,222)	$–	$(20,823,222)

GraniteShares YieldBOOST QQQ ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$46,554	$–	$46,554
United States Treasury Obligations	–	5,487,092	–	5,487,092
Total	$–	$5,533,646	$–	$5,533,646

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(577,449)	–	(577,449)
Total	$–	$(577,449)	$–	$(577,449)

Semi-Annual Report | December 31, 2025	85

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares YieldBOOST SPY EF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$8,607	$–	$8,607
United States Treasury Obligations	–	8,674,381	–	8,674,381
Total	$–	$8,682,988	$–	$8,682,988

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(849,535)	–	(849,535)
Total	$–	$(849,535)	$–	$(849,535)

GraniteShares YieldBOOST NVDA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$398,884	$–	$398,884
United States Treasury Obligations	–	38,809,076	–	38,809,076
Total	$–	$39,207,960	$–	$39,207,960

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(3,170,944)	–	(3,170,944)
Total	$–	$(3,170,944)	$–	$(3,170,944)

GraniteShares YieldBOOST Bitcoin ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$175,201	$–	$175,201
United States Treasury Obligations	–	7,277,738	–	7,277,738
Total	$–	$7,452,939	$–	$7,452,939

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(914,912)	–	(914,912)
Total	$–	$(914,912)	$–	$(914,912)

GraniteShares YieldBoost COIN ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,064,379	$–	$1,064,379
United States Treasury Obligations	–	14,980,828	–	14,980,828
Total	$–	$16,045,207	$–	$16,045,207

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(4,874,660)	–	(4,874,660)
Total	$–	$(4,874,660)	$–	$(4,874,660)

GraniteShares YieldBoost AMD ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$22,689	$–	$22,689
United States Treasury Obligations	–	5,188,652	–	5,188,652
Total	$–	$5,211,341	$–	$5,211,341

86	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(259,692)	–	(259,692)
Total	$–	$(259,692)	$–	$(259,692)

GraniteShares YieldBoost AMZN ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$2,203	$–	$2,203
United States Treasury Obligations	–	1,096,242	–	1,096,242
Total	$–	$1,098,445	$–	$1,098,445

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(68,979)	–	(68,979)
Total	$–	$(68,979)	$–	$(68,979)

GraniteShares YieldBoost MSTR ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$27,929	$–	$27,929
United States Treasury Obligations	–	397,922	–	397,922
Total	$–	$425,851	$–	$425,851

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(124,132)	–	(124,132)
Total	$–	$(124,132)	$–	$(124,132)

GraniteShares YieldBoost PLTR ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$170,800	$–	$170,800
United States Treasury Obligations	–	2,291,966	–	2,291,966
Total	$–	$2,462,766	$–	$2,462,766

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(798,429)	–	(798,429)
Total	$–	$(798,429)	$–	$(798,429)

GraniteShares YieldBoost SMCI ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$263,459	$–	$263,459
United States Treasury Obligations	–	6,991,053	–	6,991,053
Total	$–	$7,254,512	$–	$7,254,512

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,303,820)	–	(1,303,820)
Total	$–	$(1,303,820)	$–	$(1,303,820)

Semi-Annual Report | December 31, 2025	87

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares YieldBoost HOOD ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$320,861	$–	$320,861
United States Treasury Obligations	–	13,982,107	–	13,982,107
Total	$–	$14,302,968	$–	$14,302,968

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,935,371)	–	(1,935,371)
Total	$–	$(1,935,371)	$–	$(1,935,371)

GraniteShares YieldBoost META ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$161	$–	$161
United States Treasury Obligations	–	99,480	–	99,480
Total	$–	$99,641	$–	$99,641

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(10,289)	–	(10,289)
Total	$–	$(10,289)	$–	$(10,289)

GraniteShares YieldBoost BABA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$10,349	$–	$10,349
United States Treasury Obligations	–	299,616	–	299,616
Total	$–	$309,965	$–	$309,965

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(98,601)	–	(98,601)
Total	$–	$(98,601)	$–	$(98,601)

GraniteShares YieldBoost MARA EF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$126,738	$–	$126,738
United States Treasury Obligations	–	1,595,212	–	1,595,212
Total	$–	$1,721,950	$–	$1,721,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(385,812)	–	(385,812)
Total	$–	$(385,812)	$–	$(385,812)

GraniteShares YieldBoost IONQ ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$179,542	$–	$179,542
United States Treasury Obligations	–	3,491,216	–	3,491,216
Total	$–	$3,670,758	$–	$3,670,758

88	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(542,237)	–	(542,237)
Total	$–	$(542,237)	$–	$(542,237)

GraniteShares YieldBOOST Semiconductor ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$119,682	$–	$119,682
United States Treasury Obligations	–	9,751,029	–	9,751,029
Total	$–	$9,870,711	$–	$9,870,711

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(777,107)	–	(777,107)
Total	$–	$(777,107)	$–	$(777,107)

GraniteShares YieldBOOST Gold Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$90,874	$–	$90,874
United States Treasury Obligations	–	1,693,124	–	1,693,124
Total	$–	$1,783,998	$–	$1,783,998

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(413,432)	–	(413,432)
Total	$–	$(413,432)	$–	$(413,432)

GraniteShares YieldBOOST RGTI ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$48,921	$–	$48,921
United States Treasury Obligations	–	397,921	–	397,921
Total	$–	$446,842	$–	$446,842

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(121,028)	–	(121,028)
Total	$–	$(121,028)	$–	$(121,028)

GraniteShares YieldBOOST QBTS ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$55,776	$–	$55,776
United States Treasury Obligations	–	397,921	–	397,921
Total	$–	$453,697	$–	$453,697

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(118,452)	–	(118,452)
Total	$–	$(118,452)	$–	$(118,452)

Semi-Annual Report | December 31, 2025	89

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares YieldBOOST RIOT ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$230,774	$–	$230,774
United States Treasury Obligations	–	497,401	–	497,401
Total	$–	$728,175	$–	$728,175

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(362,433)	–	(362,433)
Total	$–	$(362,433)	$–	$(362,433)

GraniteShares YieldBOOST HIMS ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$33,962	$–	$33,962
United States Treasury Obligations	–	497,402	–	497,402
Total	$–	$531,364	$–	$531,364

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(110,202)	–	(110,202)
Total	$–	$(110,202)	$–	$(110,202)

GraniteShares YieldBOOST Single Stock Investments in Securities at Value Universe ETF	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,169,555	$–	$–	$3,169,555
Total	$3,169,555	$–	$–	$3,169,555

GraniteShares YieldBOOST TopYielders ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,845,099	$–	$–	$2,845,099
Total	$2,845,099	$–	$–	$2,845,099

Written Options are presented at value on the instrument.

As of December 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. December 31, 2025 (Unaudited)

90	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for GraniteShares YieldBOOST Single Stock Universe ETF for the period ended December 31, 2025 were as follows:

Security Name	Fair Value as of June 30, 2025	Purchases	Sales	Fair Value as of December 31, 2025	Share Balance as of December 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
GraniteShares YieldBOOST AMD ETF	$—	$208,930	$—	$210,179	9,333	$4,717	$1,249	$—
GraniteShares YieldBoost AMZN ETF	—	211,186	—	210,748	10,224	2,473	(437)	—
GRANITESHARES YIELDBOOST BABA ETF	—	200,284	—	190,071	10,066	4,588	(10,213)	—
GraniteShares YieldBOOST COIN ETF	—	195,437	—	172,614	21,989	6,595	(22,823)	—
GRANITESHARES YIELDBOOST HIMS ETF	—	190,476	—	168,478	8,964	5,883	(21,998)	—
GRANITESHARES YIELDBOOST HOOD ETF	—	206,218	—	185,718	13,617	6,675	(20,499)	—
GRANITESHARES YIELDBOOST IONQ ETF	—	203,699	—	182,376	10,705	7,001	(21,323)	—
GRANITESHARES YIELDBOOST MARA ETF	—	190,725	—	165,019	11,890	6,519	(25,706)	—
GRANITESHARES YIELDBOOST META ETF	—	207,238	—	205,607	10,234	2,388	(1,631)	—
GraniteShares YieldBOOST MSTR ETF	—	191,861	—	175,346	20,887	5,809	(16,515)	—
GraniteShares YieldBOOST NVDA ETF	—	204,790	—	200,564	10,640	4,609	(4,225)	—
GraniteShares YieldBOOST PLTR ETF	—	205,554	—	184,403	9,893	4,742	(21,151)	—
GRANITESHARES YIELDBOOST QBTS ETF	—	199,438	—	191,981	9,828	6,357	(7,457)	—
GRANITESHARES YIELDBOOST RGTI ETF	—	202,227	—	185,263	9,720	6,510	(16,963)	—
GRANITESHARES YIELDBOOST RIOT ETF	—	204,522	—	180,683	9,445	6,911	(23,839)	—
GRANITESHARES YIELDBOOST SMCI ETF	—	195,022	—	176,983	13,570	6,084	(18,039)	—
GRANITESHARES YIELDBOOST TSLA ETF	—	206,929	—	183,522	33,067	6,563	(23,407)	—
	$—	$3,424,536	$—	$3,169,555		$94,424	$(254,977)	$—

Semi-Annual Report | December 31, 2025	91

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for GraniteShares YieldBOOST TopYielders ETF for the period ended December 31, 2025 were as follows:

Security Name	Fair Value as of Jun 30, 2025	Purchases	Sales	Fair Value as of December 31, 2025	Share Balance as of December 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
GraniteShares YieldBOOST COIN ETF	$—	$810,185	$(176,121)	$544,963	69,422	$26,371	$(69,075)	$(20,026)
GRANITESHARES YIELDBOOST HOOD ETF	—	859,564	(188,008)	586,272	42,986	26,727	(73,777)	(11,507)
GRANITESHARES YIELDBOOST IONQ ETF	—	847,832	(178,378)	575,749	33,795	28,037	(73,065)	(20,641)
GRANITESHARES YIELDBOOST SMCI ETF	—	804,145	(180,264)	558,767	42,843	24,322	(50,062)	(15,052)
GRANITESHARES YIELDBOOST TSLA ETF	—	851,275	(182,597)	579,348	104,387	26,241	(72,549)	(16,782)
	$—	$4,173,001	$(905,368)	$2,845,099		$131,698	$(338,528)	$(84,008)

6. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services on the GraniteShares YieldBOOST Single Stock Universe ETF and GraniteShares YieldBOOST Top Yielders ETF funds, the Adviser receives a fee that is equal to 0.29% of the average daily net assets of the Funds, calculated daily and paid monthly. For its services on the remaining GraniteShares YieldBOOST funds, the Adviser receives a fee that is equal to 0.99% of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Funds are responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses to 0.50% for the GraniteShares YieldBOOST Single Stock Universe ETF and GraniteShares YieldBOOST Top Yielders ETF funds and to 1.15% for the remaining GrainteShares YieldBOOST funds. The expense limitation remains in effect until December 31, 2026, after which they may be terminated or revised.

The expense limitation does not cover the following items that remain expenses of the Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

92	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the period ended December 31, 2025, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2028		Expires 6/30/2029		Total
GraniteShares YieldBOOST TSLA ETF	$	N/A	$	N/A	$	N/A
GraniteShares YieldBOOST QQQ ETF		23,216		18,165		41,381
GraniteShares YieldBOOST SPY ETF		22,793		14,887		37,680
GraniteShares YieldBOOST NVDA ETF		N/A		N/A		N/A
GraniteShares YieldBOOST Bitcoin ETF		4,759		5,307		10,066
GraniteShares YieldBoost COIN ETF		N/A		N/A		N/A
GraniteShares YieldBoost AMD ETF		N/A		11,046		11,046
GraniteShares YieldBoost AMZN ETF		N/A		14,099		14,099
GraniteShares YieldBoost MSTR ETF		N/A		11,941		11,941
GraniteShares YieldBoost PLTR ETF		N/A		10,668		10,668
GraniteShares YieldBoost SMCI ETF		N/A		8,463		8,463
GraniteShares YieldBoost HOOD ETF		N/A		5,975		5,975
GraniteShares YieldBoost META ETF		N/A		9,336		9,336
GraniteShares YieldBoost BABA ETF		N/A		9,213		9,213
GraniteShares YieldBoost MARA ETF		N/A		7,223		7,223
GraniteShares YieldBoost IONQ ETF		N/A		6,720		6,720
GraniteShares YieldBOOST Semiconductor ETF		N/A		4,459		4,459
GraniteShares YieldBOOST Gold Miners ETF		N/A		5,409		5,409
GraniteShares YieldBOOST RGTI ETF		N/A		4,642		4,642
GraniteShares YieldBOOST QBTS ETF		N/A		4,654		4,654
GraniteShares YieldBOOST RIOT ETF		N/A		3,801		3,801
GraniteShares YieldBOOST HIMS ETF		N/A		3,868		3,868
GraniteShares YieldBOOST Single Stock Universe ETF		N/A		2,049		2,049
GraniteShares YieldBOOST TopYielders ETF		N/A		2,043		2,043

Recoupment of previously waived fees for the period ended December 31, 2025, if any, are disclosed on the Fund’s Statements of Operations.

The Adviser is the only related party involved with the operations of the Fund.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement. The Funds’ have a fee agreement with its custodian, Brown Brothers Harriman & Co, which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants. These amounts are shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Semi-Annual Report | December 31, 2025	93

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

8. INVESTMENT TRANSACTIONS

During the six month period ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares YieldBOOST Single Stock Universe ETF	$3,424,532	$–
GraniteShares YieldBOOST TopYielders ETF	4,173,002	905,367

9. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

94	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The following is the location and fair values of the Funds’ derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$2,964,143	Investments, at value	$–
Total		$2,964,143		$–

GraniteShares YieldBOOST QQQ ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$46,554	Investments, at value	$–
Total		$46,554		$–

GraniteShares YieldBOOST SPY ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$8,607	Investments, at value	$–
Total		$8,607		$–

GraniteShares YieldBOOST NVDA ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$398,884	Investments, at value	$–
Total		$398,884		$–

GraniteShares YieldBOOST Bitcoin ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$175,201	Investments, at value	$–
Total		$175,201		$–

Semi-Annual Report | December 31, 2025	95

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposurem	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBoost COIN ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$1,064,379	Investments, at value	$–
Total		$1,064,379		$–
GraniteShares YieldBoost AMD ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$22,689	Investments, at value	$–
Total		$22,689		$–
GraniteShares YieldBoost AMZN ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$2,203	Investments, at value	$–
Total		$2,203		$–
GraniteShares YieldBoost MSTR ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$27,929	Investments, at value	$–
Total		$27,929		$–
GraniteShares YieldBoost PLTR ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$170,800	Investments, at value	$–
Total		$170,800		$–
GraniteShares YieldBoost SMCI ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$263,459	Investments, at value	$–
Total		$263,459		$–
GraniteShares YieldBoost HOOD ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$320,861	Investments, at value	$–
Total		$320,861		$–
GraniteShares YieldBoost META ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$161	Investments, at value	$–
Total		$161		$–
GraniteShares YieldBoost BABA ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$10,349	Investments, at value	$–
Total		$10,349		$–
GraniteShares YieldBoost MARA ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$126,738	Investments, at value	$–
Total		$126,738		$–

96	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBoost IONQ ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$179,542	Investments, at value	$–
Total		$179,542		$–
GraniteShares YieldBOOST Semiconductor ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$119,682	Investments, at value	$–
Total		$119,682		$–
GraniteShares YieldBOOST Gold Miners ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$90,874	Investments, at value	$–
Total		$90,874		$–
GraniteShares YieldBOOST RGTI ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$48,921	Investments, at value	$–
Total		$48,921		$–
GraniteShares YieldBOOST QBTS ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$55,776	Investments, at value	$–
Total		$55,776		$–
GraniteShares YieldBOOST RIOT ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$230,774	Investments, at value	$–
Total		$230,774		$–
GraniteShares YieldBOOST HIMS ETF
Equity Contracts (Purchase Options Contracts)	Investments, at value	$33,962	Investments, at value	$–
Total		$33,962		$–

Semi-Annual Report | December 31, 2025	97

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(20,823,222)
Total		$–		$(20,823,222)
GraniteShares YieldBOOST QQQ ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(577,449)
Total		$–		$(577,449)
GraniteShares YieldBOOST SPY ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(849,535)
Total		$–		$(849,535)
GraniteShares YieldBOOST NVDA ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(3,170,944)
Total		$–		$(3,170,944)
GraniteShares YieldBOOST Bitcoin ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(914,912)
Total		$–		$(914,912)

98	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBoost COIN ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(4,874,660)
Total		$–		$(4,874,660)

GraniteShares YieldBoost AMD ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(259,692)
Total		$–		$(259,692)

GraniteShares YieldBoost AMZN ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(68,979)
Total		$–		$(68,979)

GraniteShares YieldBoost MSTR ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(124,132)
Total		$–		$(124,132)

GraniteShares YieldBoost PLTR ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(798,429)
Total		$–		$(798,429)

GraniteShares YieldBoost SMCI ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(1,303,820)
Total		$–		$(1,303,820)

GraniteShares YieldBoost HOOD ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(1,935,371)
Total		$–		$(1,935,371)

GraniteShares YieldBoost META ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(10,289)
Total		$–		$(10,289)

GraniteShares YieldBoost BABA ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(98,601)
Total		$–		$(98,601)

GraniteShares YieldBoost MARA ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(385,812)
Total		$–		$(385,812)

Semi-Annual Report | December 31, 2025	99

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBoost IONQ ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(542,237)
Total		$–		$(542,237)

GraniteShares YieldBOOST Semiconductor ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(777,107)
Total		$–		$(777,107)

GraniteShares YieldBOOST Gold Miners ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(413,432)
Total		$–		$(413,432)

GraniteShares YieldBOOST RGTI ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(121,028)
Total		$–		$(121,028)

GraniteShares YieldBOOST QBTS ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(118,452)
Total		$–		$(118,452)

GraniteShares YieldBOOST RIOT ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(362,433)
Total		$–		$(362,433)

GraniteShares YieldBOOST HIMS ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(110,202)
Total		$–		$(110,202)

100	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the period ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Purchased Options)	Investments	(88,454,732)	646,206
Total		$(88,454,732)	$646,206

GraniteShares YieldBOOST QQQ ETF
Equity Contracts (Purchased Options)	Investments	(1,500,617)	29,400
Total		$(1,500,617)	$29,400

GraniteShares YieldBOOST SPY ETF
Equity Contracts (Purchased Options)	Investments	(1,367,033)	(13,711)
Total		$(1,367,033)	$(13,711)

GraniteShares YieldBOOST NVDA ETF
Equity Contracts (Purchased Options)	Investments	(18,650,803)	5,282
Total		$(18,650,803)	$5,282

GraniteShares YieldBOOST Bitcoin ETF
Equity Contracts (Purchased Options)	Investments	1,648,692	(65,874)
Total		$1,648,692	$(65,874)

GraniteShares YieldBoost COIN ETF
Equity Contracts (Purchased Options)	Investments	(1,549,422)	362,058
Total		$(1,549,422)	$362,058

GraniteShares YieldBoost AMD ETF
Equity Contracts (Purchased Options)	Investments	566,169	(80,401)
Total		$566,169	$(80,401)

GraniteShares YieldBoost AMZN ETF
Equity Contracts (Purchased Options)	Investments	(172,075)	(10,970)
Total		$(172,075)	$(10,970)

GraniteShares YieldBoost MSTR ETF
Equity Contracts (Purchased Options)	Investments	373,546	(763)
Total		$373,546	$(763)

Semi-Annual Report | December 31, 2025	101

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBoost PLTR ETF
Equity Contracts (Purchased Options)	Investments	(318,339)	71,106
Total		$(318,339)	$71,106

GraniteShares YieldBoost SMCI ETF
Equity Contracts (Purchased Options)	Investments	3,438,066	57,050
Total		$3,438,066	$57,050

GraniteShares YieldBoost HOOD ETF
Equity Contracts (Purchased Options)	Investments	1,389,885	(5,136)
Total		$1,389,885	$(5,136)

GraniteShares YieldBoost META ETF
Equity Contracts (Purchased Options)	Investments	63,588	(2,211)
Total		$63,588	$(2,211)

GraniteShares YieldBoost BABA ETF
Equity Contracts (Purchased Options)	Investments	(111,255)	1,159
Total		$(111,255)	$1,159

GraniteShares YieldBoost MARA ETF
Equity Contracts (Purchased Options)	Investments	253,550	(61,236)
Total		$253,550	$(61,236)

GraniteShares YieldBoost IONQ ETF
Equity Contracts (Purchased Options)	Investments	170,047	(41,038)
Total		$170,047	$(41,038)

GraniteShares YieldBOOST Semiconductor ETF
Equity Contracts (Purchased Options)	Investments	450,282	9,252
Total		$450,282	$9,252

GraniteShares YieldBOOST Gold Miners ETF
Equity Contracts (Purchased Options)	Investments	(185,378)	10,458
Total		$(185,378)	$10,458

GraniteShares YieldBOOST RGTI ETF
Equity Contracts (Purchased Options)	Investments	239,581	(12,200)
Total		$239,581	$(12,200)

102	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST QBTS ETF
Equity Contracts (Purchased Options)	Investments	209,270	(3,090)
Total		$209,270	$(3,090)

GraniteShares YieldBOOST RIOT ETF
Equity Contracts (Purchased Options)	Investments	588,345	147,067
Total		$588,345	$147,067

GraniteShares YieldBOOST HIMS ETF
Equity Contracts (Purchased Options)	Investments	(50,454)	9,675
Total		$(50,454)	$9,675

Semi-Annual Report | December 31, 2025	103

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Written Options)	Options contracts	93,437,282	(6,636,442)
Total		$93,437,282	$(6,636,442)

GraniteShares YieldBOOST QQQ ETF
Equity Contracts (Written Options)	Options contracts	1,503,783	(417,197)
Total		$1,503,783	$(417,197)

GraniteShares YieldBOOST SPY ETF
Equity Contracts (Written Options)	Options contracts	3,222,111	(609,347)
Total		$3,222,111	$(609,347)

GraniteShares YieldBOOST NVDA ETF
Equity Contracts (Written Options)	Options contracts	22,817,188	(748,013)
Total		$22,817,188	$(748,013)

GraniteShares YieldBOOST Bitcoin ETF
Equity Contracts (Written Options)	Options contracts	(20,720,004)	63,688
Total		$(20,720,004)	$63,688

GraniteShares YieldBoost COIN ETF
Equity Contracts (Written Options)	Options contracts	(43,213,433)	(1,720,710)
Total		$(43,213,433)	$(1,720,710)

GraniteShares YieldBoost AMD ETF
Equity Contracts (Written Options)	Options contracts	588,218	162,614
Total		$588,218	$162,614

GraniteShares YieldBoost AMZN ETF
Equity Contracts (Written Options)	Options contracts	115,214	(532)
Total		$115,214	$(532)

GraniteShares YieldBoost MSTR ETF
Equity Contracts (Written Options)	Options contracts	(1,694,043)	(36,393)
Total		$(1,694,043)	$(36,393)

104	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBoost PLTR ETF
Equity Contracts (Written Options)	Options contracts	276,159	(467,393)
Total		$276,159	$(467,393)

GraniteShares YieldBoost SMCI ETF
Equity Contracts (Written Options)	Options contracts	(7,480,816)	(716,020)
Total		$(7,480,816)	$(716,020)

GraniteShares YieldBoost HOOD ETF
Equity Contracts (Written Options)	Options contracts	(7,053,209)	(721,858)
Total		$(7,053,209)	$(721,858)

GraniteShares YieldBoost META ETF
Equity Contracts (Written Options)	Options contracts	(152,397)	2,998
Total		$(152,397)	$2,998

GraniteShares YieldBoost BABA ETF
Equity Contracts (Written Options)	Options contracts	44,077	(53,521)
Total		$44,077	$(53,521)

GraniteShares YieldBoost MARA ETF
Equity Contracts (Written Options)	Options contracts	(928,513)	(49,517)
Total		$(928,513)	$(49,517)

GraniteShares YieldBoost IONQ ETF
Equity Contracts (Written Options)	Options contracts	(984,335)	11,833
Total		$(984,335)	$11,833

GraniteShares YieldBOOST Semiconductor ETF
Equity Contracts (Written Options)	Options contracts	(707,385)	(175,288)
Total		$(707,385)	$(175,288)

GraniteShares YieldBOOST Gold Miners ETF
Equity Contracts (Written Options)	Options contracts	195,710	(101,157)
Total		$195,710	$(101,157)

GraniteShares YieldBOOST RGTI ETF
Equity Contracts (Written Options)	Options contracts	(395,129)	6,132
Total		$(395,129)	$6,132

Semi-Annual Report | December 31, 2025	105

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST QBTS ETF
Equity Contracts (Written Options)	Options contracts	(296,480)	1,963
Total		$(296,480)	$1,963

GraniteShares YieldBOOST RIOT ETF
Equity Contracts (Written Options)	Options contracts	(792,679)	(196,810)
Total		$(792,679)	$(196,810)

GraniteShares YieldBOOST HIMS ETF
Equity Contracts (Written Options)	Options contracts	(48,272)	(43,890)
Total		$(48,272)	$(43,890)

The average monthly volume of derivative instruments Purchased Options held by the Funds during the period ended December 31, 2025 was $236,693,835 (TSYY), $8,686,847 (TQQY), $14,118,123 (YSPY), $76,705,992 (NVYY), $42,567,127 (XBTY), $77,899,342 (COYY), $9,613,790 (AMYY), $2,000,373 (AZYY), $4,633,928 (MTYY), $6,133,333 (PLYY), $9,015,135 (SMYY), $16,683,510 (HOYY), $576,043 (FBYY), $1,179,943 (BBYY), $2,283,340 (MAAY), $5,717,500 (IOYY), $11,250,245 (SEMY), $4,459,055 (NUGY), $1,046,056 (RGYY), $978,240 (QBY), $1,847,100 (RTYY) and $1,134,840 (HMYY).

The average monthly volume of derivative instruments Written Optoins held by the Funds during the period ended December 31, 2025 was ($236,693,835) (TSYY), ($8,686,847) (TQQY), ($14,118,123) (YSPY), ($76,705,992) (NVYY), ($42,567,127) (XBTY), ($77,899,342) (COYY), ($9,613,790) (AMYY), ($2,000,373) (AZYY), ($4,633,928) (MTYY), ($6,133,333) (PLYY), ($9,015,135) (SMYY), ($16,683,510) (HOYY), ($576,043) (FBYY), ($1,179,943) (BBYY), ($2,283,340) (MAAY), ($5,717,500) (IOYY), ($11,250,245) (SEMY), ($4,459,055) (NUGY), ($1,046,056) (RGYY), ($978,240) (QBY), ($1,847,100) (RTYY) and ($1,134,840) (HMYY).

10. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

106	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares YieldBOOST TSLA ETF	$746,508	$(7,089,215)	$(6,342,707)	$129,830,046
GraniteShares YieldBOOST QQQ ETF	24,749	(380,922)	(356,173)	5,508,897
GraniteShares YieldBOOST SPY ETF	2,729	(598,406)	(595,677)	8,699,881
GraniteShares YieldBOOST NVDA ETF	64,286	(745,033)	(680,747)	39,214,750
GraniteShares YieldBOOST Bitcoin ETF	127,005	(99,214)	27,791	7,542,236
GraniteShares YieldBoost COIN ETF	396,134	(1,751,251)	(1,355,117)	15,679,613
GraniteShares YieldBoost AMD ETF	164,450	(80,841)	83,609	5,290,345
GraniteShares YieldBoost AMZN ETF	366	(11,503)	(11,137)	1,109,050
GraniteShares YieldBoost MSTR ETF	2,305	(39,440)	(37,135)	426,592
GraniteShares YieldBoost PLTR ETF	72,976	(468,469)	(395,493)	2,390,866
GraniteShares YieldBoost SMCI ETF	58,470	(716,020)	(657,550)	7,196,043
GraniteShares YieldBoost HOOD ETF	15,794	(739,760)	(723,966)	14,305,075
GraniteShares YieldBoost META ETF	3,002	(2,211)	791	101,848
GraniteShares YieldBoost BABA ETF	1,314	(53,612)	(52,298)	308,742
GraniteShares YieldBoost MARA ETF	4,211	(114,685)	(110,474)	1,782,908
GraniteShares YieldBoost IONQ ETF	35,322	(63,785)	(28,463)	3,711,054
GraniteShares YieldBOOST Semiconductor ETF	20,786	(196,011)	(175,225)	9,870,649
GraniteShares YieldBOOST Gold Miners ETF	55,361	(145,803)	(90,442)	1,773,282
GraniteShares YieldBOOST RGTI ETF	7,182	(13,079)	(5,897)	458,870
GraniteShares YieldBOOST QBTS ETF	2,136	(3,090)	(954)	456,614
GraniteShares YieldBOOST RIOT ETF	150,486	(200,097)	(49,611)	580,975
GraniteShares YieldBOOST HIMS ETF	11,383	(45,464)	(34,081)	521,555
GraniteShares YieldBOOST Single Stock Universe ETF	3,489	(258,466)	(254,977)	3,424,532
GraniteShares YieldBOOST TopYielders ETF	–	(382,173)	(382,173)	3,227,272

The tax character of distributions paid by the Funds during the year ended June 30, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025
GraniteShares YieldBOOST TSLA ETF	$554,313	$–	$2,020,765
GraniteShares YieldBOOST QQQ ETF	46,644	–	148,547
GraniteShares YieldBOOST SPY ETF	148,786	–	93,339
GraniteShares YieldBOOST NVDA ETF	210,181	–	–
GraniteShares YieldBOOST Bitcoin ETF	169,759	–	–

11. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

12. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Semi-Annual Report | December 31, 2025	107

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

108	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.

-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.

-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.

-	An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Options Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, amount other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, where are effected by fiscal and monetary policies and by national and international political, changes in actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Semi-Annual Report | December 31, 2025	109

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2025 (Unaudited)

13. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the fiscal year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

14. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

110	www.graniteshares.com

GraniteShares ETF Trust	Additional Information
December 31, 2025 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A
GraniteShares YieldBoost TSLA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST QQQ ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST SPY ETF	0.00%	0.00%	0.00%
Graniteshares YieldBOOST NVDA ETF	0.00%	0.00%	0.00%
Graniteshares YieldBOOST Bitcoin ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost Coin ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost AMD ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost AMZN ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost MSTR ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost PLTR ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost SMCI ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost HOOD ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost META ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost BABA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost MARA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost IONQ ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST Semiconductor ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST Gold Miners ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST RGTI ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST QBTS ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST RIOT ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST HIMS ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST TOPYIELDERS ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Semi-Annual Report | December 31, 2025	111

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
December 31, 2025 (Unaudited)

Not applicable for this reporting period.

112	www.graniteshares.com

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
December 31, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2025	113

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
December 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$17,500	$–	$17,500
Seddik Meziani, Trustee	$17,500	$–	$17,500
Total	$35,000	$–	$35,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

114	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At meetings held on August 8, 2025 (“Meeting 1”), September 3, 2025 (“Meeting 2”), and November 7, 2025 (“Meeting 3”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations, with respect to: in Meeting 1, each of the Short & Leveraged Funds (the “S&L Funds”) and the YieldBOOST Funds (the “YB Funds”); in Meeting 2, each of the YB Funds; and in Meeting 3, each of the Autocallable Funds (the “AC Funds”), each of the YB Funds, and each of the S&L Funds. Each Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of each Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At each Meeting, the Board evaluated the information prepared for the 15(c) review process. Each Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at each Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

1	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

Semi-Annual Report | December 31, 2025	115

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

Below are the specific considerations of the Board with respect to the nature, extent and quality of services provided by the Adviser from each Meeting.

Meeting 1:

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks, most recently to single-stock indices provided by Solactive. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

The YB Funds

With respect to each of the YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

Meeting 2:

With respect to each of the YB Funds, the Board considered that the previous investment advisory agreements and expense limitation agreements were being revised to add the additional funds and revise certain fund names. The Trustees noted the new funds were similar in nature to each of the previously approved YB Funds in terms of strategy and proposed investment advisory fees. The Board discussed their considerations and determinations from their May 9, 2025 and August 8, 2025 board meetings with respect to the previously approved YB Funds.

Meeting 3:

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser would be the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and that the Adviser will need to trade portfolios of autocallable instruments to achieve a target tenor date, non-callability period, and average yield. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

116	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2025 (Unaudited)

The YB Funds

With respect to each of the YB Funds, the Board considered that the Funds will be actively managed, similar to the other existing YieldBoost funds, and their investment strategies will generate yield by investing in other existing YieldBoost funds. The Board considered that the YieldBoost Single Stock Universe ETF will invest in all of the single-stock YieldBoost ETFs and the YieldBoost Single TopYielders ETF will invest in the single-stock YieldBoost ETFs that generate the highest yield at the time of rebalancing. The Board considered that the Adviser has managed the YieldBoost funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

Below are the specific considerations of and conclusions of the Board with respect to the nature, extent and quality of services provided by the Adviser from each Meeting for all Funds subject to the Agreements.

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Below are additional specific considerations and conclusions of the Board from each Meeting for all Funds subject to the Agreements.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. In Meeting 2, the Board considered that the Adviser was recommending the same annual advisory fees for the new YB Funds. In Meeting 3, the Board also considered that the Adviser will have an expense limitation agreement in place for each Fund until December 31, 2026.

Based on the information presented and the discussions at each Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At each Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Semi-Annual Report | December 31, 2025	117

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(Principal Executive Officer and Principal Financial Officer)

Date	March 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(Principal Executive Officer and Principal Financial Officer)

Date	March 04, 2026